OMB APPROVAL
	OMB Number:	3235-0578
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UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Bond Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 32.1%
Aerospace & Defense 0.3%
Lockheed Martin Corp.
01/15/23	3.100%	$604,000	$642,089
09/01/36	6.150%	495,000	680,095
05/15/46	4.700%	399,000	483,653
Total			1,805,837
Automotive 0.4%
General Motors Co.
04/01/36	6.600%	1,231,000	1,522,585
04/01/46	6.750%	355,000	461,245
Total			1,983,830
Banking 7.5%
BNP Paribas SA Junior Subordinated (a)(b)
12/31/49	7.375%	715,000	729,300
Bank of America Corp. Subordinated
05/02/17	5.700%	1,465,000	1,510,422
Bank of New York Mellon Corp. (The) (a)
Junior Subordinated
12/29/49	4.500%	2,709,000	2,661,592
Bank of New York Mellon Corp. (The) (a)(c)
Junior Subordinated
12/31/49	4.625%	655,000	653,363
Capital One Bank USA NA Subordinated
02/15/23	3.375%	975,000	1,005,446
Citigroup, Inc. (a)
08/14/17	1.116%	5,525,000	5,522,044
Fifth Third Bancorp Junior Subordinated (a)
12/31/49	5.100%	1,726,000	1,674,220
HBOS PLC Subordinated (b)
05/21/18	6.750%	1,395,000	1,502,269
HSBC Holdings PLC
01/14/22	4.875%	515,000	570,445
HSBC Holdings PLC (a)
Junior Subordinated
12/31/49	6.375%	1,042,000	1,027,673
JPMorgan Chase & Co. (a)
Junior Subordinated
12/29/49	6.000%	865,000	904,790
12/31/49	6.100%	3,591,000	3,815,437
JPMorgan Chase Capital XXI Junior Subordinated (a)
02/02/37	1.587%	251,000	199,859
KeyCorp Capital I Junior Subordinated (a)
07/01/28	1.386%	1,785,000	1,439,156

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Lloyds Banking Group PLC Subordinated (b)
12/10/25	4.582%	$2,995,000	$3,047,934
M&T Bank Corp. Junior Subordinated
12/31/49	6.875%	921,000	927,908
PNC Financial Services Group, Inc. (The) Junior Subordinated (a)
12/31/49	4.850%	2,795,000	2,728,619
Regions Financial Corp.
02/08/21	3.200%	1,165,000	1,203,642
Santander Issuances SAU Subordinated
11/19/25	5.179%	1,000,000	1,026,049
Santander UK Group Holdings PLC (b)
Subordinated
09/15/25	4.750%	816,000	817,860
09/15/45	5.625%	364,000	372,012
U.S. Bancorp Subordinated
04/27/26	3.100%	1,430,000	1,491,592
Wells Fargo & Co. Junior Subordinated (a)
12/31/49	5.900%	6,413,000	6,837,861
Total			41,669,493
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital (b)
10/23/45	6.484%	835,000	1,001,779
Comcast Corp.
07/15/46	3.400%	785,000	772,607
Time Warner Cable, Inc.
06/15/39	6.750%	860,000	1,058,338
Total			2,832,724
Chemicals 0.1%
LyondellBasell Industries NV
02/26/55	4.625%	695,000	694,007
Construction Machinery 0.2%
John Deere Capital Corp. (a)
01/16/18	0.969%	1,235,000	1,236,696
Diversified Manufacturing 2.2%
General Electric Co. Junior Subordinated (a)
12/31/49	5.000%	11,315,000	12,121,194

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric 3.8%
Arizona Public Service Co.
11/15/45	4.350%	$545,000	$638,130
05/15/46	3.750%	490,000	527,188
Cleco Corporate Holdings LLC (b)
05/01/26	3.743%	610,000	645,122
05/01/46	4.973%	375,000	417,915
Consolidated Edison Co. of New York, Inc.
08/15/37	6.300%	775,000	1,079,394
06/15/46	3.850%	630,000	678,187
DTE Electric Co.
10/01/20	3.450%	1,255,000	1,349,028
06/01/46	3.700%	920,000	990,823
Duke Energy Florida Project Finance LLC
09/01/29	2.538%	2,200,000	2,226,664
Duke Energy Ohio, Inc.
06/15/46	3.700%	580,000	615,501
Duke Energy Progress, Inc.
08/15/45	4.200%	68,000	77,575
FPL Energy National Wind LLC (b)
03/10/24	5.608%	153,242	145,580
Florida Power & Light Co. 1st Mortgage
02/01/41	5.250%	295,000	390,257
Nevada Power Co.
09/15/40	5.375%	424,000	539,877
Oncor Electric Delivery Co, LLC
01/15/33	7.250%	592,000	859,132
09/01/38	7.500%	320,000	479,405
Oncor Electric Delivery Co. LLC
06/01/22	4.100%	1,733,000	1,923,611
04/01/25	2.950%	160,000	168,437
04/01/45	3.750%	365,000	389,072
PPL Capital Funding, Inc.
12/01/22	3.500%	485,000	510,418
06/01/23	3.400%	1,139,000	1,192,657
03/15/44	5.000%	590,000	690,024
Pacific Gas & Electric Co.
06/15/23	3.250%	843,000	901,333
03/01/26	2.950%	1,005,000	1,053,665
03/01/34	6.050%	140,000	186,933
Public Service Electric & Gas Co.
11/01/45	4.150%	260,000	304,605
Southern California Edison Co.
06/01/21	3.875%	713,000	784,455
09/01/40	4.500%	160,000	189,221
Southern Co. (The)
07/01/46	4.400%	565,000	625,943
Toledo Edison Co. (The)
05/15/37	6.150%	410,000	517,015
Total			21,097,167

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies 0.2%
HSBC Finance Corp. Subordinated
01/15/21	6.676%	$965,000	$1,095,400
Food and Beverage 1.7%
Anheuser-Busch InBev Finance, Inc.
02/01/26	3.650%	3,658,000	3,927,536
02/01/36	4.700%	798,000	924,978
02/01/46	4.900%	540,000	657,784
ConAgra Foods, Inc.
01/25/23	3.200%	1,691,000	1,764,633
Molson Coors Brewing Co.
07/15/21	2.100%	445,000	450,910
07/15/26	3.000%	975,000	995,723
05/01/42	5.000%	210,000	246,304
07/15/46	4.200%	192,000	202,313
PepsiCo, Inc.
07/17/45	4.600%	285,000	352,461
Total			9,522,642
Health Care —%
New York and Presbyterian Hospital (The)
08/01/36	3.563%	245,000	260,968
Healthcare Insurance 0.3%
Aetna, Inc.
06/15/36	4.250%	800,000	828,215
06/15/46	4.375%	785,000	817,039
Total			1,645,254
Independent Energy 1.6%
Anadarko Petroleum Corp.
07/15/44	4.500%	595,000	522,625
03/15/46	6.600%	680,000	783,498
Canadian Natural Resources Ltd.
02/15/37	6.500%	645,000	696,709
02/01/39	6.750%	470,000	526,006
Cimarex Energy Co.
06/01/24	4.375%	570,000	595,640
Kerr-McGee Corp.
07/01/24	6.950%	1,088,000	1,275,609
Noble Energy, Inc.
04/01/27	8.000%	945,000	1,115,900
11/15/43	5.250%	1,120,000	1,132,577
11/15/44	5.050%	546,000	541,548
Woodside Finance Ltd. (b)
03/05/25	3.650%	1,469,000	1,458,453
Total			8,648,565
Integrated Energy 0.2%
Cenovus Energy, Inc.
11/15/39	6.750%	360,000	386,320

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
Shell International Finance BV
05/10/46	4.000%	$835,000	$858,899
Total			1,245,219
Life Insurance 0.7%
Massachusetts Mutual Life Insurance Co. Subordinated (b)
04/15/65	4.500%	405,000	397,968
MetLife Capital Trust X Junior Subordinated (a)(b)
04/08/38	9.250%	1,240,000	1,771,650
MetLife, Inc. Junior Subordinated
08/01/39	10.750%	554,000	886,400
Teachers Insurance & Annuity Association of America Subordinated (b)
09/15/44	4.900%	465,000	531,886
Total			3,587,904
Media and Entertainment 0.9%
21st Century Fox America, Inc.
02/15/41	6.150%	615,000	808,360
Sky PLC (b)
09/16/24	3.750%	1,870,000	1,985,295
Thomson Reuters Corp.
05/15/26	3.350%	1,945,000	2,020,661
Total			4,814,316
Metals 0.2%
BHP Billiton Finance USA Ltd. Junior Subordinated (a)(b)
10/19/75	6.750%	820,000	912,250
Midstream 1.3%
Columbia Pipeline Group, Inc.
06/01/20	3.300%	5,000	5,204
06/01/45	5.800%	2,330,000	2,802,815
Plains All American Pipeline LP/Finance Corp.
10/15/25	4.650%	489,000	489,720
06/01/42	5.150%	1,125,000	1,004,259
06/15/44	4.700%	599,000	531,850
02/15/45	4.900%	435,000	392,754
Williams Partners LP
03/04/44	5.400%	292,000	272,860
01/15/45	4.900%	320,000	278,685
09/15/45	5.100%	1,399,000	1,258,622
Total			7,036,769
Natural Gas 1.1%
NiSource Finance Corp.
02/15/23	3.850%	685,000	740,810
12/15/40	6.250%	670,000	887,014

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Natural Gas (continued)
02/15/44	4.800%	$50,000	$58,715
Sempra Energy
03/15/20	2.400%	900,000	918,974
10/01/22	2.875%	974,000	998,573
11/15/25	3.750%	725,000	780,086
10/15/39	6.000%	1,177,000	1,522,295
Total			5,906,467
Oil Field Services 0.5%
Noble Holding International Ltd.
03/15/17	2.500%	1,406,000	1,370,006
Noble Holding International Ltd. (a)
03/16/18	5.000%	1,270,000	1,223,391
Total			2,593,397
Other Industry 0.1%
Massachusetts Institute of Technology (c)
07/01/16	3.885%	405,000	420,153
President and Fellows of Harvard College
10/01/37	3.619%	315,000	350,974
Total			771,127
Pharmaceuticals 1.8%
Actavis Funding SCS
03/12/20	3.000%	1,035,000	1,076,728
03/15/22	3.450%	315,000	331,291
06/15/24	3.850%	897,000	954,453
Actavis Funding SCS (a)
09/01/16	1.548%	770,000	770,421
Actavis, Inc.
10/01/42	4.625%	985,000	1,086,040
Celgene Corp.
08/15/45	5.000%	755,000	878,555
Forest Laboratories LLC (b)
02/01/19	4.375%	1,520,000	1,610,375
Johnson & Johnson
12/05/33	4.375%	1,522,000	1,870,334
Teva Pharmaceutical Finance III BV
07/21/23	2.800%	870,000	885,090
10/01/26	3.150%	620,000	633,592
Total			10,096,879
Property & Casualty 1.2%
Berkshire Hathaway Finance Corp.
05/15/43	4.300%	188,000	216,057
Berkshire Hathaway, Inc.
03/15/26	3.125%	1,105,000	1,176,103
02/11/43	4.500%	638,000	757,489
Loews Corp.
04/01/26	3.750%	3,857,000	4,142,318
05/15/43	4.125%	349,000	365,552
Total			6,657,519

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads 0.4%
BNSF Funding Trust I Junior Subordinated (a)
12/15/55	6.613%	$1,314,000	$1,494,675
Kansas City Southern
08/15/45	4.950%	625,000	712,460
Total			2,207,135
Retailers 0.8%
CVS Health Corp.
12/01/22	4.750%	2,681,000	3,071,726
CVS Pass-Through Trust (b)
08/11/36	4.163%	1,421,532	1,494,196
Total			4,565,922
Technology 2.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b)
06/01/19	3.480%	3,530,000	3,631,046
06/15/21	4.420%	2,795,000	2,920,596
Hewlett Packard Enterprise Co. (b)
10/15/35	6.200%	490,000	501,415
10/15/45	6.350%	1,609,000	1,621,565
Intel Corp.
07/29/45	4.900%	775,000	930,921
Oracle Corp.
09/15/21	1.900%	2,235,000	2,242,112
07/15/26	2.650%	1,595,000	1,602,729
07/15/36	3.850%	545,000	559,853
07/15/46	4.000%	430,000	445,362
Total			14,455,599
Transportation Services 0.4%
ERAC U.S.A. Finance LLC (b)
12/01/26	3.300%	1,510,000	1,558,234
FedEx Corp.
04/01/46	4.550%	472,000	532,447
Total			2,090,681
Wireless 0.1%
Rogers Communications, Inc.
03/15/44	5.000%	395,000	469,454
Wirelines 1.0%
AT&T, Inc.
03/15/22	3.800%	763,000	822,514
05/15/38	6.400%	470,000	591,395
03/15/42	5.150%	755,000	850,283
06/15/44	4.800%	385,000	408,217
Verizon Communications, Inc.
09/15/23	5.150%	1,201,000	1,407,938
03/15/34	5.050%	917,000	1,033,879

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)
08/21/46	4.862%	$243,000	$272,750
Total			5,386,976
Total Corporate Bonds & Notes (Cost: $168,111,513)			$177,411,391

Residential Mortgage-Backed Securities - Agency 27.8%

Federal Home Loan Mortgage Corp.
09/01/16	9.500%	3	3
03/01/21- 05/01/41	5.000%	1,369,415	1,528,775
09/01/25- 10/01/29	7.500%	31,590	36,075
11/01/25- 12/01/35	7.000%	253,165	312,285
06/01/26	8.000%	535	629
06/01/43	4.000%	6,185,059	6,660,052
01/01/46	3.500%	1,955,557	2,066,492
Federal National Mortgage Association
10/01/20- 12/01/20	10.000%	26,814	27,346
08/01/29- 09/01/45	3.000%	13,610,275	14,255,640
10/01/29	7.500%	15,777	18,486
12/01/29- 05/01/30	8.000%	100,843	117,953
01/01/31	2.500%	1,685,251	1,750,781
06/01/32	7.000%	10,410	10,996
07/01/38	6.000%	2,575,809	2,946,869
08/01/40	4.500%	6,190,050	6,769,775
09/01/40	5.000%	2,275,239	2,522,163
05/01/43- 03/01/46	3.500%	22,285,709	23,610,603
09/01/44	4.000%	16,767,699	17,965,200
Federal National Mortgage Association (c)
08/16/31	2.500%	4,100,000	4,246,543
08/16/31	3.000%	6,000,000	6,295,313
08/16/31- 08/11/46	3.500%	11,300,000	11,945,947
08/11/46	4.000%	5,807,000	6,225,512
08/11/46	4.500%	12,750,000	13,903,337
Federal National Mortgage Association (d)
01/01/40	5.500%	3,730,121	4,208,982
Government National Mortgage Association
11/15/17- 12/15/17	8.500%	13,599	13,790
11/15/17- 06/15/30	9.000%	26,221	28,044
11/15/17- 08/15/20	9.500%	23,938	24,573
11/15/22- 02/15/30	7.000%	113,366	127,416
05/15/23- 12/15/31	6.500%	100,553	115,596
06/15/25- 01/15/30	8.000%	127,455	145,805

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

04/15/26-03/15/30	7.500%	$156,678	$165,145
03/20/28	6.000%	47,717	55,918
Government National Mortgage Association (a)
07/20/21	2.000%	12,383	12,700
04/20/22-06/20/28	1.750%	98,880	101,736
07/20/22	1.875%	16,923	17,301
Government National Mortgage Association (c)
08/18/46	3.000%	8,150,000	8,560,047
08/18/46	3.500%	11,550,000	12,275,484
08/18/46	4.000%	4,375,000	4,700,562
Vendee Mortgage Trust (a)(e)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.341%	2,207,803	16,824
CMO IO Series 1998-3 Class IO
03/15/29	0.145%	2,872,978	3,494
Total Residential Mortgage-Backed Securities - Agency (Cost: $151,870,786)			$153,790,192

Residential Mortgage-Backed Securities - Non-Agency 2.2%

American Mortgage Trust Series 2093-3 Class 3A (a)(f)
07/27/23	8.188%	4,125	2,501
BCAP LLC Trust CMO Series 2012-RR10 Class 9A1 (a)(b)
10/26/35	2.945%	1,754,356	1,765,956
Citigroup Mortgage Loan Trust, Inc. CMO Series 2015-A Class A4 (a)(b)
06/25/58	4.250%	740,371	767,352
Credit Suisse Mortgage Capital Certificates CMO Series 2011-16R Class 7A3 (a)(b)
12/27/36	3.500%	235,451	235,109
New Residential Mortgage Loan Trust (b)
CMO Series 2014-1A Class A
01/25/54	3.750%	1,735,133	1,805,507
Series 2014-2A Class A3
05/25/54	3.750%	909,308	942,789
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A1 (a)(b)
08/26/35	2.933%	2,117,850	2,132,823
Towd Point Mortgage Trust CMO Series 2016-2 Class A1 (a)(b)
08/25/55	3.000%	1,855,623	1,891,107
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A (a)
08/25/33	2.505%	2,552,399	2,577,532
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $12,165,110)			$12,120,676

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 5.8%

American Homes 4 Rent Trust (b)
Series 2014-SFR2 Class A
10/17/36	3.786%	$2,648,727	$2,871,157
Series 2014-SFR3 Class A
12/17/36	3.678%	3,024,086	3,257,046
Series 2015-SFR2 Class A
10/17/45	3.732%	266,512	289,007
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)
04/20/50	2.543%	3,680,530	3,668,198
Commercial Mortgage Trust Series 2007-C9 Class AM
12/10/49	5.650%	4,835,000	4,988,834
DBUBS Mortgage Trust Series 2011-LC2A Class A4 (b)
07/10/44	4.537%	2,560,000	2,858,804
Invitation Homes Trust Series 2015-SFR3 Class A (a)(b)
08/17/32	1.832%	1,894,887	1,891,204
JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class A4
02/15/48	3.179%	700,000	747,310
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6 Class A3
05/15/45	3.507%	1,455,000	1,583,430
LB Commercial Mortgage Trust Series 2007-C3 Class AM (a)
07/15/44	5.918%	5,048,000	5,189,547
LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3
02/15/40	5.430%	1,092,206	1,105,731
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO (a)(e)
12/15/30	0.904%	290,852	2,649
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A3
02/15/48	2.988%	495,000	518,042
Morgan Stanley Re-Remic Trust (a)(b)
Series 2009-GG10 Class A4B
08/12/45	5.795%	1,335,000	1,357,193
Series 2010-GG10 Class A4B
08/15/45	5.795%	715,000	726,886
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5
11/15/47	3.607%	620,000	679,676
Wells Fargo Commercial Mortgage Trust Series 2015-LC20 Class A5
04/15/50	3.184%	300,000	319,588
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $32,380,463)			$32,054,302

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency 0.7%

United States Small Business Administration
Series 2012-20G Class 1
07/01/32	2.380%	$302,543	$310,160
Series 2012-20I Class 1
09/01/32	2.200%	342,125	348,376
Series 2012-20J Class 1
10/01/32	2.180%	1,240,677	1,255,467
Series 2012-20L Class 1
12/01/32	1.930%	333,943	334,135
Series 2013-20E Class 1
05/01/33	2.070%	192,286	194,220
Series 2014-20D Class 1
04/01/34	3.110%	661,804	705,964
Series 2014-20F Class 1
06/01/34	2.990%	718,798	757,803
Series 2015-20C Class 1
03/01/35	2.720%	102,586	106,699
Total Asset-Backed Securities - Agency (Cost: $3,798,744)			$4,012,824

Asset-Backed Securities - Non-Agency 13.2%

ARI Fleet Lease Trust Series 2014-A Class A2 (b)
11/15/22	0.810%	808,513	807,575
Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	955,000	957,215
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2B (a)
10/08/19	1.173%	595,000	595,595
Ascentium Equipment Receivables LLC (b)
Series 2015-1A Class A2
07/10/17	1.150%	68,295	68,293
Series 2015-2A Class A2
12/11/17	1.570%	421,886	422,173
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A (b)
12/20/21	2.630%	1,195,000	1,208,396
Barclays Dryrock Issuance Trust Series 2014-1 Class A (a)
12/16/19	0.841%	700,000	700,008
CNH Equipment Trust Series 2015-B Class A3
07/15/20	1.370%	235,000	235,279
CNH Wholesale Master Note Trust Series 2013-2A Class A (a)(b)
08/15/19	1.081%	1,830,000	1,831,830
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	990,000	1,013,172
Cabela’s Credit Card Master Note Trust (a)(b)
Series 2012-1A Class A2
02/18/20	1.011%	635,000	635,368

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Cabela’s Master Credit Card Trust Series 2014-1 Class A (a)
03/16/20	0.831%	$715,000	$714,592
Capital One Multi-Asset Execution Trust
Series 2015-A2 Class A2
03/15/23	2.080%	3,405,000	3,470,508
Series 2015-A8 Class A8
08/15/23	2.050%	1,075,000	1,101,079
CarMax Auto Owner Trust Series 2015-3 Class A3
05/15/20	1.630%	1,295,000	1,299,640
Chase Issuance Trust Series 2012-A4 Class A4
08/16/21	1.580%	860,000	867,993
Chesapeake Funding II LLC Series 2016-2A Class A2 (a)(b)
06/15/28	1.448%	800,000	799,989
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.720%	80,169	80,416
Series 2013-1A Class A
01/07/25	0.920%	347,702	347,600
Series 2014-1A Class A
03/07/26	0.890%	244,943	244,173
Series 2015-1A Class A
02/07/27	0.965%	685,984	684,730
Citibank Credit Card Issuance Trust
Series 2014-A1 Class A1
01/23/23	2.880%	3,455,000	3,673,527
Series 2014-A5 Class A5
06/07/23	2.680%	730,000	771,233
Series 2014-A6 Class A6
07/15/21	2.150%	475,000	486,486
Dell Equipment Finance Trust (a)(b)
Series 2015-2 Class A2B
12/22/17	1.387%	250,000	250,331
Dell Equipment Finance Trust (b)
Series 2015-2 Class A2A
12/22/17	1.420%	500,000	500,206
Series 2016-1 Class A2
09/24/18	1.430%	365,000	364,704
Discover Card Execution Note Trust
Series 2012-A6 Class A6
01/18/22	1.670%	480,000	486,121
Series 2015-A2 Class A
10/17/22	1.900%	2,850,000	2,888,563
Enterprise Fleet Financing LLC (b)
Series 2014-2 Class A2
03/20/20	1.050%	476,196	474,239
Series 2015-1 Class A2
09/20/20	1.300%	887,197	885,316
Series 2015-2 Class A2
02/22/21	1.590%	731,012	730,839
Series 2016-2 Class A2
02/22/22	1.740%	600,000	599,485
Ford Credit Auto Owner Trust (b)
Series 2014-2 Class A
04/15/26	2.310%	2,095,000	2,141,106

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2015-1 Class A
07/15/26	2.120%	$3,365,000	$3,419,223
Series 2015-2 Class A
01/15/27	2.440%	970,000	1,000,310
Ford Credit Floorplan Master Owner Trust Series 2013-2 Class A (b)
03/15/22	2.090%	1,570,000	1,598,006
GE Dealer Floorplan Master Note Trust Series 2012-2 Class A (a)
04/22/19	1.237%	735,000	736,432
GM Financial Automobile Leasing Trust
Series 2015-3 Class A3
03/20/19	1.690%	625,000	629,761
GM Financial Automobile Leasing Trust (a)
Series 2015-2 Class A2B
04/20/18	0.907%	718,572	718,130
GMF Floorplan Owner Revolving Trust Series 2016-1 Class A2 (a)(b)
05/17/21	1.350%	730,000	730,003
Golden Credit Card Trust Series 2015-3A Class A (a)(b)
07/15/19	0.901%	3,125,000	3,122,840
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A2 (b)
06/20/17	1.120%	489,651	489,873
Green Tree Agency Advance Funding Trust I Series 2015-T1 Class AT1 (b)
10/15/46	2.302%	1,090,000	1,089,531
Harley-Davidson Motorcycle Trust Series 2015-1 Class A3
06/15/20	1.410%	375,000	376,013
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	1.024%	924,174	924,747
Series 2014-1 Class A
04/10/28	0.874%	287,247	287,367
Series 2016-1 Class A1
04/10/30	1.541%	2,180,000	2,179,999
Hertz Vehicle Financing II LP Series 2015-3A Class A (b)
09/25/21	2.670%	1,000,000	1,009,916
Huntington Auto Trust Series 2015-1 Class A2
10/16/17	0.760%	194,168	194,163
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A1 (a)(b)
03/15/21	1.381%	330,000	331,721
John Deere Owner Trust Series 2016-A Class A2
10/15/18	1.150%	790,000	789,786
Kubota Credit Owner Trust Series 2016-1A Class A2 (b)(c)
04/15/19	1.250%	570,000	569,962

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
NRZ Advance Receivables Trust Series 2015-T3 Class AT3 (b)
11/15/46	2.540%	$1,320,000	$1,320,746
Navitas Equipment Receivables LLC Series 2015-1 Class A2 (b)
11/15/18	2.120%	1,574,405	1,574,256
New York City Tax Lien Trust (b)(c)(f)
Series 2016-A Class A
11/10/29	1.470%	650,000	649,914
New York City Tax Lien Trust (b)
Series 2015-A Class A
11/10/28	1.340%	590,254	587,430
Nissan Auto Receivables Owner Trust
Series 2016-A Class A3
10/15/20	1.340%	585,000	587,817
Nissan Auto Receivables Owner Trust (a)
Series 2015-A Class A1
01/15/20	0.881%	2,140,000	2,138,966
Ocwen Master Advance Receivables Trust Series 2015-1 Class AT1 (b)
09/17/46	2.537%	775,000	774,931
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
05/15/29	1.440%	480,850	478,648
SMART ABS Series Trust Series 2015-3US Class A2B (a)
04/16/18	1.229%	551,612	550,541
SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2 (b)
01/15/47	2.620%	760,000	760,454
SoFi Professional Loan Program LLC Series 2016-A (b)
12/26/36	2.760%	1,242,322	1,232,135
Synchrony Credit Card Master Note Trust Series 2016-1 Class A
03/15/22	2.040%	1,295,000	1,314,637
USAA Auto Owner Trust Series 2015-1 Class A2
03/15/18	0.820%	2,422,100	2,421,967
Volvo Financial Equipment LLC Series 2015-1A Class A3 (b)
06/17/19	1.510%	1,000,000	1,003,690
Wheels SPV 2 LLC Series 2015-1A Class A2 (b)
04/22/24	1.270%	757,388	758,494
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/23	2.150%	790,000	803,871
Series 2015-B Class A
06/17/24	2.550%	1,815,000	1,873,317

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3
10/15/18	1.540%	$1,275,000	$1,280,217
Total Asset-Backed Securities - Non-Agency (Cost: $71,979,258)			$72,647,594

U.S. Treasury Obligations 24.0%
U.S. Treasury
08/31/16	0.500%	2,515,000	2,515,420
09/15/16	0.875%	41,003,000	41,031,135
11/15/16	0.625%	3,300,000	3,302,894
06/30/18	0.625%	9,270,000	9,263,483
07/15/19	0.750%	8,402,000	8,399,706
06/30/21	1.125%	14,802,000	14,866,759
06/30/23	1.375%	9,082,000	9,133,795
05/15/26	1.625%	13,837,700	14,044,726
02/15/46	2.500%	4,151,400	4,427,564
U.S. Treasury (d)(g)
STRIPS
05/15/43	0.000%	6,357,000	3,488,823
U.S. Treasury (g)
STRIPS
11/15/18	0.000%	7,057,000	6,945,591
11/15/19	0.000%	4,135,000	4,018,285
02/15/40	0.000%	14,141,000	8,570,492
11/15/41	0.000%	5,013,000	2,888,170
Total U.S. Treasury Obligations (Cost: $126,887,340)			$132,896,843

U.S. Government & Agency Obligations 1.0%
Residual Funding Corp. (g)
STRIPS
01/15/30	0.000%	3,342,000	2,418,923
04/15/30	0.000%	4,535,000	3,292,006
Total U.S. Government & Agency Obligations (Cost: $5,285,735)			$5,710,929

Foreign Government Obligations(h) 1.7%
Colombia —%
Colombia Government International Bond
01/18/41	6.125%	235,000	270,901
France 0.3%
Electricite de France SA (b)
10/13/55	5.250%	1,634,000	1,782,906
Mexico 0.8%
Mexico Government International Bond
03/15/22	3.625%	1,536,000	1,622,016
03/08/44	4.750%	80,000	85,600

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (h) (continued)
Mexico (continued)
Petroleos Mexicanos
03/01/18	5.750%	$1,935,000	$2,027,880
06/15/35	6.625%	435,000	449,768
Total			4,185,264
Panama 0.1%
Panama Government International Bond
01/26/36	6.700%	270,000	365,513
Peru 0.1%
Peruvian Government International Bond
03/14/37	6.550%	285,000	389,025
Philippines —%
Philippine Government International Bond
10/23/34	6.375%	100,000	148,273
Qatar 0.4%
Nakilat, Inc. (b)
12/31/33	6.067%	1,592,000	1,802,940
Ras Laffan Liquefied Natural Gas Co., Ltd. III (b)
09/30/16	5.832%	175,062	176,373
Total			1,979,313
Uruguay —%
Uruguay Government International Bond
11/20/45	4.125%	165,000	153,038
Total Foreign Government Obligations (Cost: $8,511,751)			$9,274,233

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.9%
California 1.1%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	2,485,000	3,363,249
State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
04/01/39	7.550%	1,720,000	2,837,931
Total			6,201,180

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Illinois 0.4%
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/42	5.000%	$635,000	$708,450
Build America Bonds
Series 2010
11/01/40	6.742%	865,000	1,150,528
City of Chicago Unlimited General Obligation Taxable Bonds Series 2015B
01/01/33	7.375%	200,000	213,862
Total			2,072,840
Kentucky 0.1%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	788,820	805,227
Ohio 0.3%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013B
01/01/35	4.532%	1,310,000	1,580,044
Total Municipal Bonds (Cost: $7,908,357)			$10,659,291

Preferred Debt 0.3%
Banking 0.2%
State Street Corp. (a)
12/31/49	5.350%	14,425	399,140
U.S. Bancorp (a)
12/31/49	6.500%	24,750	759,082
Total			1,158,222

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)
Property & Casualty 0.1%
Allstate Corp. (The) (a)
01/15/53	5.100%	13,575	$379,014
Total Preferred Debt (Cost: $1,343,358)			$1,537,236

Issuer	Shares	Value

Common Stocks —%
CONSUMER STAPLES —%
Beverages —%
Crimson Wine Group Ltd. (i)	3	25
TOTAL CONSUMER STAPLES		25
FINANCIALS —%
Diversified Financial Services —%
Leucadia National Corp.	39	712
TOTAL FINANCIALS		712
Total Common Stocks (Cost: $—)		$737

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.439% (j)(k)	8,838,317	$8,838,317
Total Money Market Funds (Cost: $8,838,317)		$8,838,317
Total Investments (Cost: $599,080,732) (l)		$620,954,565(m)
Other Assets & Liabilities, Net		(67,817,550)
Net Assets		$553,137,015

At July 31, 2016, securities totaling $791,695 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at July 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	107	USD	14,236,016	09/2016	343,390	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	6	USD	798,281	09/2016	1,019	—
U.S. Treasury 2-Year Note	80	USD	17,520,000	09/2016	86,379	—
U.S. Treasury 2-Year Note	12	USD	2,628,000	09/2016	15,727	—
U.S. Treasury 5-Year Note	327	USD	39,899,109	09/2016	632,332	—
U.S. Treasury 5-Year Note	10	USD	1,220,156	09/2016	—	(1,971)
Total			76,301,562		1,078,847	(1,971)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	(54)	USD	(9,419,625)	09/2016	—	(660,340)
U.S. Treasury Ultra 10-Year Note	(7)	USD	(1,023,422)	09/2016	—	(37,857)
U.S. Ultra Bond	(3)	USD	(571,594)	09/2016	—	(4,881)
U.S. Ultra Bond	(52)	USD	(9,907,625)	09/2016	—	(794,854)
Total			(20,922,266)		—	(1,497,932)

Credit Default Swap Contracts Outstanding at July 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	McDonald’s Corp.	06/20/2021	1.000	USD	1,515,000	(45,057)	—	(49,256)	(1,683)	2,516	—
Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	USD	675,000	4,046	—	(11,901)	(750)	15,197	—
Goldman Sachs International	Citigroup, Inc.	06/20/2021	1.000	USD	1,375,000	(12,342)	2,536	—	(1,528)	—	(16,406)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	USD	400,000	(2,203)	826	—	(444)	—	(3,473)
JPMorgan	Morgan Stanley	12/20/2020	1.000	USD	2,800,000	(15,421)	—	(6,960)	(3,111)	—	(11,572)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	805,000	(4,576)	3,653	—	(894)	—	(9,123)
Total							7,015	(68,117)		17,713	(40,574)

Cleared Credit Default Swap Contracts Outstanding at July 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	21,780,000	—	(79,446)

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At July 31, 2016, the value of these securities amounted to $98,268,022 or 17.77% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2016, the value of these securities amounted to $652,415, which represents 0.12% of net assets.

(g)	Zero coupon bond.
(h)	Principal and interest may not be guaranteed by the government.

(i)	Non-income producing investment.
(j)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	868,546	42,015,448	(34,045,677)	8,838,317	7,287	8,838,317

(l)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $599,081,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$23,432,000
Unrealized Depreciation	(1,558,000)
Net Unrealized Appreciation	$21,874,000

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	177,411,391	—	177,411,391
Residential Mortgage-Backed Securities - Agency	—	153,790,192	—	153,790,192
Residential Mortgage-Backed Securities - Non-Agency	—	12,118,175	2,501	12,120,676
Commercial Mortgage-Backed Securities - Non-Agency	—	32,054,302	—	32,054,302
Asset-Backed Securities - Agency	—	4,012,824	—	4,012,824
Asset-Backed Securities - Non-Agency	—	71,237,226	1,410,368	72,647,594
U.S. Treasury Obligations	106,985,482	25,911,361	—	132,896,843
U.S. Government & Agency Obligations	—	5,710,929	—	5,710,929
Foreign Government Obligations	—	9,274,233	—	9,274,233
Municipal Bonds	—	10,659,291	—	10,659,291
Preferred Debt	1,537,236	—	—	1,537,236
Common Stocks
Consumer Staples	25	—	—	25
Financials	712	—	—	712
Total Common Stocks	737	—	—	737
Investments measured at net asset value Money Market Funds	—	—	—	8,838,317
Total Investments	108,523,455	502,179,924	1,412,869	620,954,565
Derivatives
Assets
Futures Contracts	1,078,847	—	—	1,078,847
Swap Contracts	—	17,713	—	17,713
Liabilities
Futures Contracts	(1,499,903)	—	—	(1,499,903)
Swap Contracts	—	(120,020)	—	(120,020)
Total	108,102,399	502,077,617	1,412,869	620,431,202

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage- Backed Securities - Agency ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non- Agency ($)	Total ($)
Balance as of April 30, 2016	6,845,889	2,594	1,748,867	8,597,350
Increase (decrease) in accrued discounts/premiums	—	72	—	72
Change in unrealized appreciation (depreciation)(a)	(15,944)	(12)	449	(15,507)
Sales	—	(153)	—	(153)
Purchases	(6,829,945)	—	649,914	(6,180,031)
Transfers out of Level 3	—	—	(988,862)	(988,862)
Balance as of July 31, 2016	—	2,501	1,410,368	1,412,869

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2016 was $437, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(12) and Asset-Backed Securities — Non-Agency of $449.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Corporate Income Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 86.2%
Aerospace & Defense 1.3%
L-3 Communications Corp.
02/15/21	4.950%	$2,963,000	$3,283,277
05/28/24	3.950%	9,201,000	9,814,421
Northrop Grumman Corp.
08/01/23	3.250%	1,751,000	1,877,090
TransDigm, Inc.
07/15/21	7.500%	278,000	293,985
05/15/25	6.500%	250,000	261,250
TransDigm, Inc. (a)
06/15/26	6.375%	293,000	301,057
Total			15,831,080
Automotive 0.1%
Gates Global LLC/Co. (a)
07/15/22	6.000%	125,000	113,750
Schaeffler Finance BV (a)
05/15/21	4.250%	625,000	640,625
Total			754,375
Banking 3.0%
Ally Financial, Inc.
05/19/22	4.625%	964,000	996,092
09/30/24	5.125%	603,000	641,441
Citigroup, Inc.
05/01/26	3.400%	11,970,000	12,335,145
Goldman Sachs Group, Inc. (The)
02/25/26	3.750%	5,000,000	5,289,065
JPMorgan Chase & Co.
10/01/26	2.950%	9,296,000	9,386,181
Morgan Stanley
04/21/21	2.500%	1,590,000	1,608,399
07/27/26	3.125%	5,295,000	5,332,711
Washington Mutual Bank Subordinated (b)(c)
01/15/15	0.000%	6,350,000	9,525
Total			35,598,559
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
11/15/22	5.375%	427,000	452,620
09/15/23	4.625%	358,000	370,530
National Financial Partners Corp. (a)
07/15/21	9.000%	138,000	138,690
Total			961,840
Building Materials 0.3%
Allegion PLC
09/15/23	5.875%	111,000	118,215
Allegion US Holding Co., Inc.
10/01/21	5.750%	327,000	342,532
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	627,000	648,945

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
Beacon Roofing Supply, Inc.
10/01/23	6.375%	$112,000	$120,400
Eagle Materials, Inc. (d)
08/01/26	4.500%	62,000	63,008
HD Supply, Inc.
07/15/20	7.500%	617,000	644,765
HD Supply, Inc. (a)
12/15/21	5.250%	315,000	333,506
04/15/24	5.750%	209,000	222,554
Nortek, Inc.
04/15/21	8.500%	747,000	784,350
RSI Home Products, Inc. (a)
03/15/23	6.500%	264,000	277,200
US Concrete, Inc. (a)
06/01/24	6.375%	116,000	118,939
Total			3,674,414
Cable and Satellite 0.8%
Altice US Finance I Corp. (a)
07/15/23	5.375%	321,000	331,433
05/15/26	5.500%	427,000	441,945
CCO Holdings LLC/Capital Corp. (a)
04/01/24	5.875%	689,000	735,507
05/01/25	5.375%	341,000	354,640
02/15/26	5.750%	481,000	507,455
05/01/26	5.500%	39,000	40,706
CSC Holdings LLC
02/15/19	8.625%	425,000	473,609
06/01/24	5.250%	420,000	399,794
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	413,000	425,906
12/15/21	5.125%	182,000	181,545
07/15/25	7.750%	251,000	267,315
DISH DBS Corp.
11/15/24	5.875%	805,000	776,825
DISH DBS Corp. (a)
07/01/26	7.750%	288,000	298,620
Hughes Satelite Systems Corp. (a)
08/01/26	5.250%	255,000	254,363
08/01/26	6.625%	147,000	145,898
Neptune Finco Corp. (a)
10/15/25	6.625%	562,000	603,448
10/15/25	10.875%	344,000	402,910
Sirius XM Radio, Inc. (a)
07/15/26	5.375%	422,000	430,440
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	343,000	345,600
Unitymedia GmbH (a)
01/15/25	6.125%	382,000	403,010
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/25	5.000%	439,000	454,365
Videotron Ltd.
07/15/22	5.000%	286,000	294,580

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Virgin Media Finance PLC (a)
01/15/25	5.750%	$674,000	$671,472
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	506,000	504,735
Total			9,746,121
Chemicals 0.5%
Angus Chemical Co. (a)
02/15/23	8.750%	437,000	432,630
Celanese U.S. Holdings LLC
06/15/21	5.875%	293,000	332,921
11/15/22	4.625%	93,000	100,440
Chemours Co. (The)
05/15/23	6.625%	637,000	549,412
05/15/25	7.000%	217,000	184,450
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	398,000	411,683
INEOS Group Holdings SA (a)
02/15/19	5.875%	363,000	372,982
INEOS Group Holdings SA (a)(d)
08/01/24	5.625%	209,000	206,388
LYB International Finance BV
03/15/44	4.875%	2,250,000	2,472,417
PQ Corp. (a)
11/15/22	6.750%	250,000	264,375
Platform Specialty Products Corp. (a)
05/01/21	10.375%	258,000	259,290
02/01/22	6.500%	147,000	127,523
Valvoline, Inc. (a)
07/15/24	5.500%	39,000	40,658
WR Grace & Co. (a)
10/01/21	5.125%	331,000	350,032
Total			6,105,201
Construction Machinery —%
United Rentals North America, Inc.
05/15/20	7.375%	133,000	138,174
09/15/26	5.875%	326,000	338,632
Total			476,806
Consumer Cyclical Services 0.2%
APX Group, Inc.
12/01/19	6.375%	111,000	113,775
12/01/20	8.750%	339,000	322,050
APX Group, Inc. (a)
12/01/22	7.875%	264,000	277,860
IHS Markit Ltd. (a)
11/01/22	5.000%	594,000	610,335
Interval Acquisition Corp.
04/15/23	5.625%	483,000	497,490
Total			1,821,510

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products 0.2%
Prestige Brands, Inc. (a)
03/01/24	6.375%	$284,000	$299,620
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	266,000	283,955
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	369,000	386,528
Spectrum Brands, Inc.
11/15/22	6.625%	385,000	408,581
07/15/25	5.750%	422,000	456,815
Springs Industries, Inc.
06/01/21	6.250%	201,000	206,779
Tempur Sealy International, Inc.
10/15/23	5.625%	187,000	193,545
Tempur Sealy International, Inc. (a)
06/15/26	5.500%	216,000	218,566
Total			2,454,389
Diversified Manufacturing 0.3%
Entegris, Inc. (a)
04/01/22	6.000%	350,000	360,500
Manitowoc Foodservice, Inc. (a)
02/15/24	9.500%	68,000	77,095
United Technologies Corp.
12/15/17	5.375%	3,062,000	3,245,836
WESCO Distribution, Inc. (a)
06/15/24	5.375%	104,000	106,860
Zekelman Industries, Inc. (a)
06/15/23	9.875%	56,000	58,800
Total			3,849,091
Electric 19.4%
AES Corp. (The)
05/15/26	6.000%	216,000	227,610
Appalachian Power Co.
05/15/44	4.400%	3,740,000	4,123,739
06/01/45	4.450%	4,330,000	4,797,168
Arizona Public Service Co.
05/15/46	3.750%	3,435,000	3,695,696
Berkshire Hathaway Energy Co.
11/15/23	3.750%	7,440,000	8,166,516
11/15/43	5.150%	400,000	500,330
02/01/45	4.500%	804,000	924,481
CMS Energy Corp.
03/15/22	5.050%	3,150,000	3,582,312
03/31/43	4.700%	2,450,000	2,840,385
03/01/44	4.875%	6,190,000	7,479,160
Calpine Corp. (a)
01/15/22	6.000%	441,000	460,845
Connecticut Light & Power Co. (The)
01/15/23	2.500%	5,088,000	5,217,622

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc.
06/15/46	3.850%	$2,655,000	$2,858,076
DTE Energy Co.
06/15/22	3.300%	8,715,000	9,227,102
12/01/23	3.850%	1,470,000	1,605,361
06/01/24	3.500%	14,233,000	15,344,241
Duke Energy Corp.
08/15/22	3.050%	10,000,000	10,412,300
10/15/23	3.950%	10,203,000	11,188,712
Emera US Finance LP (a)
06/15/46	4.750%	4,520,000	4,977,881
Indiana Michigan Power Co.
03/15/23	3.200%	10,265,000	10,719,093
NRG Energy, Inc.
07/15/22	6.250%	58,000	58,290
05/01/24	6.250%	185,000	182,687
NRG Energy, Inc. (a)
05/15/26	7.250%	171,000	175,489
NRG Energy, Inc. (a)(d)
01/15/27	6.625%	396,000	391,545
NRG Yield Operating LLC
08/15/24	5.375%	596,000	609,410
Oncor Electric Delivery Co. LLC
09/30/17	5.000%	4,000,000	4,174,824
04/01/45	3.750%	4,357,000	4,644,344
PPL Capital Funding, Inc.
12/01/22	3.500%	750,000	789,307
06/01/23	3.400%	25,722,000	26,933,738
03/15/24	3.950%	1,565,000	1,694,850
05/15/26	3.100%	2,615,000	2,668,364
Pacific Gas & Electric Co.
06/15/23	3.250%	5,128,000	5,482,842
02/15/24	3.750%	6,570,000	7,269,422
02/15/44	4.750%	943,000	1,139,051
Progress Energy, Inc.
04/01/22	3.150%	25,595,000	26,688,853
Sierra Pacific Power Co. (a)
05/01/26	2.600%	4,900,000	5,018,825
Southern Co. (The)
07/01/46	4.400%	12,575,000	13,931,390
TransAlta Corp.
06/03/17	1.900%	15,885,000	15,590,794
WEC Energy Group, Inc.
06/15/25	3.550%	6,515,000	7,111,891
Total			232,904,546
Finance Companies 0.4%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/21	4.500%	1,260,000	1,345,050
10/01/21	5.000%	669,000	729,545
Aircastle Ltd.
03/15/21	5.125%	198,000	211,365
04/01/23	5.000%	61,000	63,977

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
Navient Corp.
03/25/20	8.000%	$34,000	$36,295
10/26/20	5.000%	91,000	88,725
07/26/21	6.625%	173,000	174,730
10/25/24	5.875%	368,000	339,480
OneMain Financial Holdings LLC (a)
12/15/19	6.750%	271,000	273,710
12/15/21	7.250%	287,000	287,000
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	698,000	666,590
Quicken Loans, Inc. (a)
05/01/25	5.750%	297,000	294,401
Springleaf Finance Corp.
12/15/20	8.250%	18,000	18,630
10/01/21	7.750%	36,000	35,730
10/01/23	8.250%	226,000	223,175
iStar, Inc.
07/01/19	5.000%	105,000	103,425
Total			4,891,828
Food and Beverage 6.6%
Anheuser-Busch InBev Finance, Inc.
02/01/26	3.650%	19,335,000	20,759,680
Bacardi Ltd. (a)
07/15/26	2.750%	7,870,000	7,892,894
ConAgra Foods, Inc.
01/25/23	3.200%	10,029,000	10,465,703
Constellation Brands, Inc.
11/15/24	4.750%	412,000	448,050
12/01/25	4.750%	60,000	65,175
FAGE International SA/USA Dairy Industry, Inc. (a)(d)
08/15/26	5.625%	190,000	194,038
Grupo Bimbo SAB de CV (a)
06/27/44	4.875%	8,670,000	9,052,260
Molson Coors Brewing Co.
05/01/42	5.000%	1,460,000	1,712,399
07/15/46	4.200%	4,384,000	4,619,482
Pinnacle Foods Finance LLC/Corp. (a)
01/15/24	5.875%	42,000	44,625
Post Holdings, Inc. (a)
03/15/24	7.750%	392,000	433,650
Post Holdings, Inc. (a)(d)
08/15/26	5.000%	411,000	409,716
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	19,345,000	21,009,076
Sysco Corp.
07/15/21	2.500%	2,055,000	2,109,289
Treehouse Foods, Inc. (a)
02/15/24	6.000%	63,000	67,725
Total			79,283,762

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming 0.4%
Boyd Gaming Corp.
05/15/23	6.875%	$297,000	$318,161
Boyd Gaming Corp. (a)
04/01/26	6.375%	103,000	109,824
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	292,000	313,170
04/15/26	5.375%	61,000	65,041
International Game Technology PLC (a)
02/15/22	6.250%	542,000	567,745
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc. (a)
05/01/24	5.625%	104,000	111,384
MGM Resorts International
03/01/18	11.375%	233,000	263,873
10/01/20	6.750%	616,000	680,680
03/15/23	6.000%	281,000	304,008
Pinnacle Entertainment, Inc. (a)
05/01/24	5.625%	85,000	86,753
Rivers Pittsburgh Borrower LP/Finance Corp. (a)
08/15/21	6.125%	73,000	74,825
Scientific Games International, Inc. (a)
01/01/22	7.000%	800,000	832,000
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	191,000	191,000
10/01/20	7.804%	300,000	317,082
Tunica-Biloxi Gaming Authority (a)(b)
08/15/16	0.000%	203,000	83,230
Total			4,318,776
Health Care 0.8%
Acadia Healthcare Co., Inc.
02/15/23	5.625%	159,000	157,868
03/01/24	6.500%	188,000	194,227
Alere, Inc. (a)
07/01/23	6.375%	350,000	350,437
Amsurg Corp.
11/30/20	5.625%	276,000	285,660
CHS/Community Health Systems, Inc.
08/01/21	5.125%	107,000	106,465
02/01/22	6.875%	407,000	350,020
Change Healthcare Holdings, Inc.
12/31/19	11.000%	392,000	415,520
Change Healthcare Holdings, Inc. (a)
02/15/21	6.000%	298,000	315,880
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	353,000	354,765
DaVita HealthCare Partners, Inc.
07/15/24	5.125%	608,000	627,632
Express Scripts Holding Co.
07/15/46	4.800%	1,205,000	1,284,596
HCA, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
02/01/25	5.375%	$1,009,000	$1,049,996
04/15/25	5.250%	560,000	597,450
02/15/26	5.875%	160,000	171,200
HealthSouth Corp.
09/15/25	5.750%	181,000	186,904
Hologic, Inc. (a)
07/15/22	5.250%	341,000	361,460
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	263,000	268,589
Kinetic Concepts, Inc./KCI U.S.A., Inc. (a)
02/15/21	7.875%	135,000	145,548
LifePoint Health, Inc.
12/01/21	5.500%	331,000	347,414
MEDNAX, Inc. (a)
12/01/23	5.250%	177,000	184,523
MPH Acquisition Holdings LLC (a)
06/01/24	7.125%	285,000	304,950
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	449,000	464,715
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	206,000	214,240
Teleflex, Inc.
06/01/26	4.875%	62,000	63,395
Tenet Healthcare Corp.
06/01/20	4.750%	638,000	649,962
04/01/22	8.125%	434,000	448,105
Total			9,901,521
Healthcare Insurance 0.8%
Aetna, Inc.
06/15/46	4.375%	3,890,000	4,048,766
Centene Corp.
05/15/22	4.750%	440,000	453,200
02/15/24	6.125%	396,000	425,455
Molina Healthcare, Inc. (a)
11/15/22	5.375%	295,000	300,900
UnitedHealth Group, Inc.
12/15/17	1.400%	4,080,000	4,106,581
Total			9,334,902
Home Construction 0.1%
CalAtlantic Group, Inc.
12/15/21	6.250%	271,000	294,035
Meritage Homes Corp.
06/01/25	6.000%	515,000	536,568
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	355,000	361,213
Toll Brothers Finance Corp.
11/15/25	4.875%	152,000	155,420
Total			1,347,236

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy 5.9%
Anadarko Petroleum Corp.
03/15/40	6.200%	$5,766,000	$6,219,046
Antero Resources Corp.
12/01/22	5.125%	440,000	410,300
Canadian Natural Resources Ltd.
02/01/35	5.850%	2,615,000	2,694,935
03/15/38	6.250%	6,676,000	7,096,167
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	774,000	733,365
Cimarex Energy Co.
05/01/22	5.875%	9,800,000	10,265,833
Concho Resources, Inc.
04/01/23	5.500%	881,000	869,987
Continental Resources, Inc.
09/15/22	5.000%	10,492,000	9,810,020
06/01/44	4.900%	135,000	107,663
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	432,000	451,440
Denbury Resources, Inc. (a)
05/15/21	9.000%	301,000	301,000
Diamondback Energy, Inc.
10/01/21	7.625%	122,000	129,015
Extraction Oil & Gas Holdings LLC/Finance Corp. (a)
07/15/21	7.875%	575,000	575,000
Laredo Petroleum, Inc.
01/15/22	5.625%	1,441,000	1,304,105
Marathon Oil Corp.
06/01/45	5.200%	2,855,000	2,499,161
Newfield Exploration Co.
07/01/24	5.625%	210,000	207,375
Noble Energy, Inc.
11/15/43	5.250%	5,763,000	5,827,713
Oasis Petroleum, Inc.
03/15/22	6.875%	189,000	164,903
01/15/23	6.875%	394,000	330,960
PDC Energy, Inc.
10/15/22	7.750%	181,000	186,882
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	794,000	813,850
06/01/24	6.250%	249,000	249,934
QEP Resources, Inc.
05/01/23	5.250%	11,000	10,368
RSP Permian, Inc.
10/01/22	6.625%	519,000	531,975
WPX Energy, Inc.
01/15/22	6.000%	889,000	804,545
Whiting Petroleum Corp.
03/15/21	5.750%	352,000	294,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Woodside Finance Ltd. (a)
03/05/25	3.650%	$17,728,000	$17,600,713
Total			70,491,055
Integrated Energy 0.9%
Cenovus Energy, Inc.
09/15/42	4.450%	8,161,000	6,666,966
09/15/43	5.200%	5,070,000	4,635,323
Total			11,302,289
Leisure —%
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	281,000	271,868
Life Insurance 9.2%
Five Corners Funding Trust (a)
11/15/23	4.419%	39,880,000	43,316,300
Guardian Life Insurance Co. of America (The) Subordinated (a)
06/19/64	4.875%	10,176,000	10,733,411
MetLife, Inc.
09/15/23	4.368%	3,482,000	3,879,174
03/01/45	4.050%	1,500,000	1,505,831
05/13/46	4.600%	8,563,000	9,444,039
Northwestern Mutual Life Insurance Co. (The) Subordinated (a)
03/30/40	6.063%	4,247,000	5,544,620
Peachtree Corners Funding Trust (a)
02/15/25	3.976%	12,368,000	12,561,027
TIAA Asset Management Finance Co. LLC (a)
11/01/19	2.950%	7,890,000	8,096,110
Teachers Insurance & Annuity Association of America Subordinated (a)
09/15/44	4.900%	13,060,000	14,938,550
Voya Financial, Inc.
06/15/46	4.800%	380,000	389,181
Total			110,408,243
Lodging 0.1%
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	641,000	664,262
Playa Resorts Holding BV (a)
08/15/20	8.000%	566,000	578,027
Total			1,242,289
Media and Entertainment 5.9%
21st Century Fox America, Inc.
09/15/44	4.750%	9,890,000	11,229,155
AMC Networks, Inc.
04/01/24	5.000%	147,000	149,573

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Lamar Media Corp. (a)
02/01/26	5.750%	$89,000	$95,453
MDC Partners, Inc. (a)
05/01/24	6.500%	703,000	680,153
Match Group, Inc. (a)
06/01/24	6.375%	280,000	299,250
Netflix, Inc.
02/15/25	5.875%	756,000	808,920
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	366,000	389,790
Scripps Networks Interactive, Inc.
11/15/24	3.900%	15,841,000	16,189,565
Sky PLC (a)
11/26/22	3.125%	17,718,000	18,267,240
09/16/24	3.750%	3,850,000	4,087,372
Thomson Reuters Corp.
05/23/43	4.500%	11,719,000	12,117,680
Time Warner, Inc.
03/29/41	6.250%	4,385,000	5,812,203
Univision Communications, Inc. (a)
02/15/25	5.125%	994,000	1,022,578
Total			71,148,932
Metals 0.2%
ArcelorMittal (e)
03/01/21	6.500%	125,000	131,875
02/25/22	7.250%	335,000	366,825
Barrick Gold Corp.
04/01/42	5.250%	1,070,000	1,159,195
Freeport-McMoRan, Inc.
03/01/22	3.550%	92,000	78,660
03/15/23	3.875%	238,000	204,692
11/14/24	4.550%	498,000	427,035
Total			2,368,282
Midstream 7.8%
Columbia Pipeline Group, Inc.
06/01/45	5.800%	5,561,000	6,689,466
Energy Transfer Equity LP
06/01/27	5.500%	638,000	620,072
Enterprise Products Operating LLC
02/15/45	5.100%	7,596,000	8,237,718
05/15/46	4.900%	2,908,000	3,084,405
Holly Energy Partners LP/Finance Corp. (a)
08/01/24	6.000%	54,000	54,675
Kinder Morgan Energy Partners LP
09/01/23	3.500%	500,000	497,550
05/01/24	4.300%	11,791,000	11,971,862
03/01/43	5.000%	5,589,000	5,310,852
Northwest Pipeline LLC
04/15/17	5.950%	8,479,000	8,707,484

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	$9,986,000	$9,199,013
10/15/23	3.850%	2,880,000	2,818,693
11/01/24	3.600%	855,000	819,617
06/15/44	4.700%	4,134,000	3,670,566
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	812,000	838,970
Sabine Pass Liquefaction LLC
03/01/25	5.625%	809,000	825,940
Sabine Pass Liquefaction LLC (a)
06/30/26	5.875%	114,000	116,993
Southern Natural Gas Co. LLC (a)
04/01/17	5.900%	16,345,000	16,816,161
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	554,000	513,835
Targa Resources Partners LP/Finance Corp. (a)
03/15/24	6.750%	267,000	278,348
Tesoro Logistics LP/Finance Corp.
10/15/22	6.250%	720,000	748,800
05/01/24	6.375%	67,000	70,601
Western Gas Partners LP
07/01/22	4.000%	205,000	206,163
06/01/25	3.950%	251,000	246,212
07/01/26	4.650%	875,000	884,770
Williams Companies, Inc. (The)
01/15/23	3.700%	244,000	222,650
06/24/24	4.550%	698,000	664,845
Williams Partners LP
09/15/45	5.100%	10,743,000	9,665,026
Total			93,781,287
Natural Gas 4.0%
CenterPoint Energy Resources Corp.
11/01/17	6.125%	7,966,000	8,394,125
NiSource Finance Corp.
02/15/43	5.250%	5,620,000	6,911,600
Sempra Energy
12/01/23	4.050%	22,650,000	24,754,864
06/15/24	3.550%	7,480,000	7,904,348
Total			47,964,937
Oil Field Services 0.7%
Noble Holding International Ltd.
03/15/22	3.950%	9,110,000	6,738,339
03/15/42	5.250%	1,923,000	1,078,034
SESI LLC
05/01/19	6.375%	71,000	68,515
Weatherford International Ltd.
03/15/38	7.000%	1,520,000	1,124,800
Total			9,009,688
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	249,000	256,171

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
05/15/23	4.625%	$213,000	$214,331
05/15/24	7.250%	110,000	116,050
Berry Plastics Corp.
10/15/22	6.000%	205,000	217,556
07/15/23	5.125%	480,000	495,600
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	397,000	406,925
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	645,000	665,963
Reynolds Group Issuer, Inc./LLC (a)
07/15/24	7.000%	374,000	395,271
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	125,000	124,140
Total			2,892,007
Pharmaceuticals 1.0%
Actavis Funding
03/15/45	4.750%	4,195,000	4,647,548
Amgen, Inc. (a)
06/15/51	4.663%	3,100,000	3,336,328
Concordia International Corp. (a)
04/15/23	7.000%	264,000	217,800
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	361,000	314,749
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	445,000	463,913
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	818,000	867,734
Mallinckrodt International Finance SA/CB LLC (a)
10/15/23	5.625%	80,000	76,800
04/15/25	5.500%	163,000	150,368
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	535,000	482,838
05/15/23	5.875%	633,000	526,972
04/15/25	6.125%	844,000	700,520
Total			11,785,570
Property & Casualty 4.3%
Alleghany Corp.
06/27/22	4.950%	12,743,000	14,217,187
Alliant Holdings I LP (a)
08/01/23	8.250%	24,000	23,910
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	6,077,000	7,082,780
CNA Financial Corp.
05/15/24	3.950%	5,686,000	6,048,244
03/01/26	4.500%	1,740,000	1,886,230
HUB International Ltd. (a)
02/15/21	9.250%	59,000	62,245
10/01/21	7.875%	1,165,000	1,167,912
Liberty Mutual Group, Inc. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
05/01/22	4.950%	$11,581,000	$12,947,326
06/15/23	4.250%	7,684,000	8,221,465
Total			51,657,299
Refining 0.6%
Marathon Petroleum Corp.
09/15/44	4.750%	6,885,000	6,017,497
Valero Energy Corp.
03/15/45	4.900%	640,000	604,238
Total			6,621,735
Restaurants 0.5%
Yum! Brands, Inc.
11/01/43	5.350%	6,680,000	5,678,000
Retailers 1.4%
Asbury Automotive Group, Inc.
12/15/24	6.000%	359,000	368,872
CVS Health Corp.
06/01/21	2.125%	6,910,000	7,043,218
06/01/26	2.875%	6,635,000	6,838,741
Dollar Tree, Inc. (a)
03/01/23	5.750%	509,000	549,720
Group 1 Automotive, Inc.
06/01/22	5.000%	157,000	155,430
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	127,000	126,047
Hanesbrands, Inc. (a)
05/15/24	4.625%	137,000	140,425
05/15/26	4.875%	136,000	139,060
Penske Automotive Group, Inc.
12/01/24	5.375%	248,000	246,760
05/15/26	5.500%	93,000	91,838
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	198,000	235,620
Rite Aid Corp. (a)
04/01/23	6.125%	299,000	317,314
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	87,000	93,525
Total			16,346,570
Technology 1.9%
Alliance Data Systems Corp. (a)
08/01/22	5.375%	1,048,000	1,027,040
Apple, Inc.
02/09/45	3.450%	5,997,000	5,682,122
05/13/45	4.375%	273,000	298,159
Apple, Inc. (d)
08/04/46	3.850%	1,370,000	1,375,050
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)
06/15/21	5.875%	170,000	177,649
06/15/24	7.125%	189,000	203,359

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Equinix, Inc.
01/15/26	5.875%	$84,000	$90,510
First Data Corp. (a)
08/15/23	5.375%	574,000	589,068
12/01/23	7.000%	770,000	792,137
01/15/24	5.750%	895,000	899,457
Informatica LLC (a)
07/15/23	7.125%	54,000	53,190
MSCI, Inc. (a)
11/15/24	5.250%	447,000	473,820
08/15/25	5.750%	268,000	291,906
Microsemi Corp. (a)
04/15/23	9.125%	244,000	276,940
Oracle Corp.
07/15/46	4.000%	8,615,000	8,922,779
PTC, Inc.
05/15/24	6.000%	281,000	299,040
Riverbed Technology, Inc. (a)
03/01/23	8.875%	439,000	458,755
Sensata Technologies UK Financing Co. PLC (a)
02/15/26	6.250%	200,000	216,250
Solera LLC/Finance, Inc. (a)
03/01/24	10.500%	258,000	278,480
VeriSign, Inc.
05/01/23	4.625%	382,000	392,983
Zebra Technologies Corp.
10/15/22	7.250%	524,000	559,370
Total			23,358,064
Transportation Services 2.1%
ERAC U.S.A. Finance LLC (a)
12/01/26	3.300%	20,580,000	21,237,387
FedEx Corp.
04/01/46	4.550%	3,440,000	3,880,547
Hertz Corp. (The)
01/15/21	7.375%	27,000	28,012
10/15/22	6.250%	54,000	56,700
Total			25,202,646
Wireless 0.7%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	3,465,000	3,501,934
SFR Group SA (a)
05/15/22	6.000%	333,000	324,675
05/01/26	7.375%	639,000	638,201
Sprint Communications, Inc.
11/15/22	6.000%	448,000	384,330
Sprint Communications, Inc. (a)
11/15/18	9.000%	1,214,000	1,315,673
Sprint Corp.
09/15/21	7.250%	679,000	633,595

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
T-Mobile USA, Inc.
04/28/21	6.633%	$457,000	$480,421
01/15/24	6.500%	395,000	422,650
01/15/26	6.500%	681,000	737,523
Wind Acquisition Finance SA (a)
07/15/20	4.750%	313,000	311,632
04/23/21	7.375%	96,000	95,520
Total			8,846,154
Wirelines 3.5%
AT&T, Inc.
06/15/45	4.350%	18,308,000	18,332,405
CenturyLink, Inc.
12/01/23	6.750%	687,000	714,480
04/01/24	7.500%	121,000	129,167
Frontier Communications Corp.
09/15/20	8.875%	101,000	108,544
09/15/22	10.500%	254,000	274,320
04/15/24	7.625%	245,000	226,012
01/15/25	6.875%	527,000	462,174
09/15/25	11.000%	709,000	756,857
Level 3 Communications, Inc.
12/01/22	5.750%	363,000	379,335
Level 3 Financing, Inc.
08/15/22	5.375%	422,000	443,100
01/15/24	5.375%	77,000	80,658
Level 3 Financing, Inc. (a)
03/15/26	5.250%	33,000	34,526
Telecom Italia SpA (a)
05/30/24	5.303%	171,000	173,565
Verizon Communications, Inc.
11/01/42	3.850%	8,989,000	8,753,614
03/15/55	4.672%	10,051,000	10,439,371
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	680,000	707,200
05/15/25	6.375%	181,000	189,371
Total			42,204,699
Total Corporate Bonds & Notes (Cost: $988,270,925)			$1,035,837,571

Foreign Government Obligations(f) 0.1%
Mexico 0.1%
Petroleos Mexicanos
06/27/44	5.500%	1,045,000	945,610
Total Foreign Government Obligations (Cost: $935,104)			$945,610

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Chemicals —%
PQ Corp. Tranche B1 Term Loan (e)(g)
11/04/22	5.750%	$46,829	$47,200

Diversified Manufacturing —%
Manitowoc Foodservice, Inc. Tranche B Term Loan (e)(g)
03/03/23	5.750%	136,616	137,981
Total Senior Loans (Cost: $180,417)			$185,181

Issuer	Shares	Value

Common Stocks —%
FINANCIALS —%
Insurance —%
WMI Holdings Corp. Escrow (c)(h)(i)	1,075	$—
WMIH Corp. (h)	21,388	51,759
Total		51,759
TOTAL FINANCIALS		51,759
Total Common Stocks (Cost: $1,077,672)		$51,759

Issuer	Shares	Value

Warrants —%
HEALTH CARE —%
Health Care Providers & Services —%
HealthSouth Corp. (h)	8,151	$27,469
Total Warrants (Cost: $—)		$27,469

	Shares	Value

Money Market Funds 12.9%
Columbia Short-Term Cash Fund, 0.439% (j)(k)	154,832,186	$154,832,186
Total Money Market Funds (Cost: $154,832,186)		$154,832,186
Total Investments (Cost: $1,145,296,304) (l)		$1,191,879,776(m)
Other Assets & Liabilities, Net		9,288,500
Net Assets		$1,201,168,276

At July 31, 2016, cash totaling $3,212,928 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at July 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	199	USD	29,094,422	09/2016	1,078,624	—
U.S. Treasury 5-Year Note	1,339	USD	163,378,922	09/2016	930,359	—
U.S. Ultra Bond	408	USD	77,736,750	09/2016	5,086,386	—
Total			270,210,094		7,095,369	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	(908)	USD	(158,389,250)	09/2016	—	(10,507,316)
U.S. Treasury 10-Year Note	(1,260)	USD	(167,639,062)	09/2016	—	(4,333,329)
U.S. Treasury 2-Year Note	(414)	USD	(90,666,000)	09/2016	—	(479,329)
Total			(416,694,312)		—	(15,319,974)

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2016, the value of these securities amounted to $292,626,727 or 24.36% of net assets.

(b)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2016, the value of these securities amounted to $92,755, which represents less than 0.01% of net assets.

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2016, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)	Variable rate security.
(f)	Principal and interest may not be guaranteed by the government.
(g)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)	Non-income producing investment.
(i)	Negligible market value.
(j)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	193,913,794	119,675,030	(158,756,638)	154,832,186	156,313	154,832,186

(l)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $1,145,296,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$60,723,000
Unrealized Depreciation	(14,139,000)
Net Unrealized Appreciation	$46,584,000

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,035,828,046	9,525	1,035,837,571
Foreign Government Obligations	—	945,610	—	945,610
Senior Loans	—	185,181	—	185,181
Common Stocks
Financials	51,759	—	—	51,759
Warrants
Health Care	27,469	—	—	27,469
Investments measured at net asset value
Money Market Funds	—	—	—	154,832,186
Total Investments	79,228	1,036,958,837	9,525	1,191,879,776
Derivatives
Assets
Futures Contracts	7,095,369	—	—	7,095,369
Liabilities
Futures Contracts	(15,319,974)	—	—	(15,319,974)
Total	(8,145,377)	1,036,958,837	9,525	1,183,655,171

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and common stocks classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Portfolio of Investments

Columbia Multi-Asset Income Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 8.3%
CONSUMER DISCRETIONARY 0.2%
Automobiles —%
Ford Motor Co.	956	$12,103
Leisure Products 0.1%
Mattel, Inc.	1,908	63,689
Media —%
Pearson PLC	1,389	16,213
Viacom, Inc., Class B	344	15,642
Total		31,855
Multiline Retail 0.1%
Kohl’s Corp.	263	10,938
Macy’s, Inc.	488	17,485
Nordstrom, Inc.	142	6,281
Total		34,704
Specialty Retail —%
Staples, Inc.	1,995	18,533
Textiles, Apparel & Luxury Goods —%
Hugo Boss AG	202	11,981
TOTAL CONSUMER DISCRETIONARY		172,865
CONSUMER STAPLES 0.9%
Food & Staples Retailing 0.1%
Wesfarmers Ltd.	873	28,552
Food Products —%
Archer-Daniels-Midland Co.	48	2,164
Kraft Heinz Co. (The)	187	16,155
Total		18,319
Household Products 0.1%
Procter & Gamble Co. (The)	1,123	96,118
Tobacco 0.7%
Altria Group, Inc.	4,426	299,640
British American Tobacco PLC	1,420	90,667
Philip Morris International, Inc.	2,957	296,469

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Reynolds American, Inc.	440	$22,026
Total		708,802
TOTAL CONSUMER STAPLES		851,791
ENERGY 1.6%
Oil, Gas & Consumable Fuels 1.6%
Anadarko Petroleum Corp.	209	11,397
BP PLC, ADR	2,998	103,131
Chevron Corp.	2,511	257,327
Devon Energy Corp.	392	15,006
ENI SpA	1,651	25,251
Exxon Mobil Corp.	1,817	161,622
Hess Corp.	31	1,663
Kinder Morgan, Inc.	16,303	331,440
Occidental Petroleum Corp.	1,897	141,763
Royal Dutch Shell PLC, Class A	3,726	95,862
Spectra Energy Corp.	870	31,294
Suncor Energy, Inc.	544	14,639
Targa Resources Corp.	8,156	303,893
Total SA	548	26,197
Valero Energy Corp.	318	16,625
Total		1,537,110
TOTAL ENERGY		1,537,110
FINANCIALS 2.9%
Banks 0.1%
Bank of Montreal	500	32,060
JPMorgan Chase & Co.	347	22,198
PacWest Bancorp	423	17,491
Total		71,749
Capital Markets —%
Invesco Ltd.	922	26,904
Insurance —%
Principal Financial Group, Inc.	884	41,221
Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	1,249	140,263
Altisource Residential Corp.	2,393	22,973
Armada Hoffler Properties, Inc.	1,160	17,365
Ashford Hospitality Trust, Inc.	2,582	15,389
Brandywine Realty Trust	1,675	28,257

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Chesapeake Lodging Trust	1,290	$32,598
Colony Capital, Inc.	2,878	51,171
Coresite Realty Corp.	369	30,454
Digital Realty Trust, Inc.	1,680	175,493
Duke Realty Corp.	4,006	115,333
DuPont Fabros Technology, Inc.	762	36,446
EastGroup Properties, Inc.	841	61,914
Education Realty Trust, Inc.	1,080	51,991
EPR Properties	1,475	123,930
Gaming and Leisure Properties, Inc.	2,378	85,204
Geo Group, Inc. (The)	1,683	58,249
Getty Realty Corp.	1,617	36,738
Gladstone Commercial Corp.	1,002	18,236
Government Properties Income Trust	1,649	39,345
HCP, Inc.	2,914	114,316
Healthcare Trust of America, Inc., Class A	2,230	75,932
Highwoods Properties, Inc.	1,647	91,771
Host Hotels & Resorts, Inc.	3,672	65,141
LaSalle Hotel Properties	1,053	29,010
Lexington Realty Trust	7,562	82,199
Medical Properties Trust, Inc.	4,131	64,857
Mid-America Apartment Communities, Inc.	518	54,918
NorthStar Realty Finance Corp.	1,720	23,048
One Liberty Properties, Inc.	1,523	38,105
Pebblebrook Hotel Trust	762	22,593
Physicians Realty Trust	2,815	61,142
Ramco-Gershenson Properties Trust	2,682	53,211
Retail Properties of America, Inc., Class A	2,410	42,488
RLJ Lodging Trust	2,409	57,190
Sabra Health Care REIT, Inc.	942	22,523
Select Income REIT	1,983	55,048
Senior Housing Properties Trust	1,118	24,831
Sovran Self Storage, Inc.	467	47,807
Spirit Realty Capital, Inc.	7,396	101,103
STAG Industrial, Inc.	5,231	132,763
Sun Communities, Inc.	1,111	87,936
UDR, Inc.	1,473	54,840
Ventas, Inc.	590	44,934
WP Carey, Inc.	1,082	78,607
WP Glimcher, Inc.	8,627	109,390
Total		2,777,052
TOTAL FINANCIALS		2,916,926

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 0.7%
Biotechnology 0.1%
AbbVie, Inc.	926	$61,329
Pharmaceuticals 0.6%
Bristol-Myers Squibb Co.	1,329	99,422
GlaxoSmithKline PLC	1,391	31,075
Johnson & Johnson	1,338	167,558
Merck & Co., Inc.	1,956	114,739
Pfizer, Inc.	6,264	231,079
Total		643,873
TOTAL HEALTH CARE		705,202
INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
BAE Systems PLC	3,894	27,520
Lockheed Martin Corp.	350	88,455
Total		115,975
TOTAL INDUSTRIALS		115,975
INFORMATION TECHNOLOGY 0.7%
Communications Equipment 0.2%
Cisco Systems, Inc.	5,356	163,519
Telefonaktiebolaget LM Ericsson, Class B	2,652	19,773
Total		183,292
IT Services 0.1%
International Business Machines Corp.	523	84,004
Leidos Holdings, Inc.	443	22,155
Total		106,159
Semiconductors & Semiconductor Equipment 0.2%
Intel Corp.	4,833	168,478
Maxim Integrated Products, Inc.	411	16,761
QUALCOMM, Inc.	536	33,543
Total		218,782
Software 0.1%
Microsoft Corp.	2,675	151,619
Technology Hardware, Storage & Peripherals 0.1%
Seagate Technology PLC	1,781	57,045

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
TOTAL INFORMATION TECHNOLOGY		716,897
MATERIALS 0.2%
Chemicals 0.2%
BASF SE	426	$33,463
Dow Chemical Co. (The)	1,880	100,899
Eastman Chemical Co.	130	8,480
Total		142,842
Containers & Packaging —%
Westrock Co.	546	23,429
TOTAL MATERIALS		166,271
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	7,572	327,792
BCE, Inc.	972	46,549
CenturyLink, Inc.	2,479	77,940
Orange SA	1,921	29,401
Total		481,682
Wireless Telecommunication Services —%
Vodafone Group PLC	5,188	15,761
Vodafone Group PLC, ADR	1,064	32,878
Total		48,639
TOTAL TELECOMMUNICATION SERVICES		530,321
UTILITIES 0.5%
Electric Utilities 0.4%
American Electric Power Co., Inc.	767	53,153
Duke Energy Corp.	905	77,459
Exelon Corp.	1,425	53,124
NextEra Energy, Inc.	215	27,582
PG&E Corp.	711	45,461
PPL Corp.	1,542	58,149
Xcel Energy, Inc.	1,576	69,313
Total		384,241
Multi-Utilities 0.1%
Ameren Corp.	1,037	54,380
DTE Energy Co.	448	43,689

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Sempra Energy	419	$46,878
Total		144,947
TOTAL UTILITIES		529,188
Total Common Stocks (Cost: $7,558,278)		$8,242,546

	Shares	Value

Exchange-Traded Funds 8.5%
Global X SuperDividend ETF	37,014	801,353
PowerShares S&P 500 High Dividend Low Volatility Portfolio ETF	20,071	801,034
SPDR Barclays Long Term Corporate Bond ETF	66,642	2,886,931
SPDR Blackstone/GSO Senior Loan ETF	84,585	3,982,262
Total Exchange-Traded Funds (Cost: $8,505,366)		$8,471,580

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 27.3%
Aerospace & Defense 0.2%
TransDigm, Inc.
07/15/24	6.500%	$102,000	$105,945
05/15/25	6.500%	45,000	47,025
TransDigm, Inc. (a)
06/15/26	6.375%	27,000	27,743
Total			180,713
Automotive 0.3%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	80,000	83,600
Gates Global LLC/Co. (a)
07/15/22	6.000%	23,000	20,930
Schaeffler Finance BV (a)
05/15/21	4.250%	94,000	96,350
ZF North America Capital, Inc. (a)
04/29/25	4.750%	95,000	99,275
Total			300,155
Banking 3.6%
Ally Financial, Inc.
05/19/22	4.625%	50,000	51,665
03/30/25	4.625%	262,000	268,550
Subordinated
11/20/25	5.750%	51,000	53,104

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
BNP Paribas SA Junior Subordinated (a)(b)
12/31/49	7.375%	$200,000	$204,000
Bank of New York Mellon Corp. (The) Junior Subordinated (b)
12/29/49	4.500%	275,000	270,187
Barclays Bank PLC Junior Subordinated (b)
12/31/49	6.625%	265,000	249,498
Citigroup, Inc. Junior Subordinated (b)
12/31/49	6.300%	255,000	261,375
Fifth Third Bancorp Junior Subordinated (b)
12/31/49	5.100%	275,000	266,750
HSBC Holdings PLC Junior Subordinated (b)
12/31/49	6.375%	360,000	355,050
JPMorgan Chase & Co. Junior Subordinated (b)
12/31/49	6.100%	345,000	366,562
Lloyds Banking Group PLC (a)(b)
Junior Subordinated
12/31/49	6.657%	230,000	251,850
Lloyds Banking Group PLC (b)
Junior Subordinated
12/31/49	7.500%	250,000	249,375
PNC Financial Services Group, Inc. (The) Junior Subordinated (b)
12/31/49	4.850%	25,000	24,406
Royal Bank of Scotland Group PLC Junior Subordinated (b)
12/31/49	8.000%	200,000	198,750
Wells Fargo & Co. Junior Subordinated (b)
12/31/49	5.900%	250,000	266,562
Wells Fargo Capital X Junior Subordinated
12/15/36	5.950%	250,000	274,375
Total			3,612,059
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
09/15/23	4.625%	112,000	115,920
National Financial Partners Corp. (a)
07/15/21	9.000%	14,000	14,070
Total			129,990
Building Materials 1.2%
Allegion PLC
09/15/23	5.875%	32,000	34,080

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
Allegion US Holding Co., Inc.
10/01/21	5.750%	$40,000	$41,900
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	72,000	74,520
12/15/23	5.750%	15,000	15,806
Beacon Roofing Supply, Inc.
10/01/23	6.375%	56,000	60,200
Cementos Pacasmayo SAA (a)
02/08/23	4.500%	200,000	203,500
Cemex SAB de CV (a)
01/15/21	7.250%	200,000	217,480
Eagle Materials, Inc. (c)
08/01/26	4.500%	11,000	11,179
Elementia SAB de CV (a)
01/15/25	5.500%	200,000	207,946
HD Supply, Inc.
07/15/20	7.500%	146,000	152,570
HD Supply, Inc. (a)
12/15/21	5.250%	50,000	52,938
04/15/24	5.750%	42,000	44,724
Nortek, Inc.
04/15/21	8.500%	48,000	50,400
US Concrete, Inc. (a)
06/01/24	6.375%	21,000	21,532
Total			1,188,775
Cable and Satellite 1.7%
Altice U.S. Finance I Corp. (a)
05/15/26	5.500%	84,000	86,940
Altice US Finance I Corp. (a)
07/15/23	5.375%	33,000	34,073
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	178,000	184,007
04/01/24	5.875%	60,000	64,050
02/15/26	5.750%	47,000	49,585
05/01/26	5.500%	12,000	12,525
CSC Holdings LLC
06/01/24	5.250%	124,000	118,034
Cequel Communications Holdings I LLC/Capital Corp. (a)
12/15/21	5.125%	76,000	75,572
12/15/21	5.125%	26,000	25,935
DISH DBS Corp.
06/01/21	6.750%	84,000	89,250
11/15/24	5.875%	21,000	20,265
DISH DBS Corp. (a)
07/01/26	7.750%	111,000	115,093
Hughes Satelite Systems Corp. (a)
08/01/26	5.250%	46,000	45,885
08/01/26	6.625%	27,000	26,798
Neptune Finco Corp. (a)
10/15/25	6.625%	83,000	89,121
10/15/25	10.875%	59,000	69,104

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Quebecor Media, Inc.
01/15/23	5.750%	$40,000	$41,800
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	50,000	51,125
07/15/26	5.375%	36,000	36,720
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	72,000	72,546
Unitymedia GmbH (a)
01/15/25	6.125%	150,000	158,250
Videotron Ltd.
07/15/22	5.000%	55,000	56,650
Virgin Media Finance PLC (a)
10/15/24	6.000%	200,000	202,500
Total			1,725,828
Chemicals 0.9%
Angus Chemical Co. (a)
02/15/23	8.750%	74,000	73,260
Celanese U.S. Holdings LLC
06/15/21	5.875%	66,000	74,992
11/15/22	4.625%	13,000	14,040
Chemours Co. (The)
05/15/23	6.625%	64,000	55,200
05/15/25	7.000%	87,000	73,950
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	62,000	64,132
Huntsman International LLC
11/15/22	5.125%	20,000	20,300
INEOS Group Holdings SA (a)
02/15/19	5.875%	74,000	76,035
INEOS Group Holdings SA (a)(c)
08/01/24	5.625%	37,000	36,537
Mexichem SAB de CV (a)
09/17/44	5.875%	200,000	197,190
PQ Corp. (a)
11/15/22	6.750%	50,000	52,875
Platform Specialty Products Corp. (a)
05/01/21	10.375%	49,000	49,245
02/01/22	6.500%	25,000	21,688
Valvoline, Inc. (a)
07/15/24	5.500%	7,000	7,298
WR Grace & Co. (a)
10/01/21	5.125%	60,000	63,450
Total			880,192
Construction Machinery 0.1%
United Rentals North America, Inc.
06/15/23	6.125%	60,000	62,812
Consumer Cyclical Services 0.3%
APX Group, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services (continued)
12/01/19	6.375%	$26,000	$26,650
12/01/20	8.750%	58,000	55,100
APX Group, Inc. (a)
12/01/22	7.875%	58,000	61,045
IHS Markit Ltd. (a)
11/01/22	5.000%	82,000	84,255
Interval Acquisition Corp.
04/15/23	5.625%	94,000	96,820
Total			323,870
Consumer Products 0.5%
Prestige Brands, Inc. (a)
03/01/24	6.375%	55,000	58,025
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	44,000	46,970
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	80,000	83,800
Spectrum Brands, Inc.
11/15/22	6.625%	20,000	21,225
12/15/24	6.125%	117,000	126,360
07/15/25	5.750%	44,000	47,630
Springs Industries, Inc.
06/01/21	6.250%	47,000	48,351
Tempur Sealy International, Inc.
10/15/23	5.625%	32,000	33,120
Tempur Sealy International, Inc. (a)
06/15/26	5.500%	46,000	46,547
Total			512,028
Diversified Manufacturing 0.8%
General Electric Co. Junior Subordinated (b)
12/31/49	5.000%	695,000	744,519
Manitowoc Foodservice, Inc. (a)
02/15/24	9.500%	23,000	26,076
WESCO Distribution, Inc. (a)
06/15/24	5.375%	19,000	19,522
Zekelman Industries, Inc. (a)
06/15/23	9.875%	10,000	10,500
Total			800,617
Electric 0.5%
AES Corp. (The)
07/01/21	7.375%	94,000	106,690
05/15/26	6.000%	18,000	18,968
Calpine Corp. (a)
06/01/26	5.250%	99,000	100,732
NRG Energy, Inc.
07/15/22	6.250%	56,000	56,280
05/01/24	6.250%	4,000	3,950
NRG Energy, Inc. (a)
05/15/26	7.250%	34,000	34,892

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
NRG Energy, Inc. (a)(c)
01/15/27	6.625%	$61,000	$60,314
NRG Yield Operating LLC
08/15/24	5.375%	102,000	104,295
Total			486,121
Finance Companies 1.1%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/01/21	5.000%	384,000	418,752
Aircastle Ltd.
03/15/21	5.125%	60,000	64,050
04/01/23	5.000%	8,000	8,390
CIT Group, Inc.
05/15/20	5.375%	128,000	135,680
08/01/23	5.000%	38,000	39,995
Navient Corp.
03/25/20	8.000%	7,000	7,473
10/26/20	5.000%	99,000	96,525
07/26/21	6.625%	27,000	27,270
OneMain Financial Holdings LLC (a)
12/15/21	7.250%	100,000	100,000
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	110,000	105,050
Quicken Loans, Inc. (a)
05/01/25	5.750%	51,000	50,554
Springleaf Finance Corp.
10/01/23	8.250%	52,000	51,350
iStar, Inc.
07/01/19	5.000%	16,000	15,760
Total			1,120,849
Food and Beverage 0.8%
B&G Foods, Inc.
06/01/21	4.625%	30,000	30,825
Constellation Brands, Inc.
11/15/24	4.750%	70,000	76,125
12/01/25	4.750%	10,000	10,863
FAGE International SA/USA Dairy Industry, Inc. (a)(c)
08/15/26	5.625%	34,000	34,722
JBS Investments GmbH (a)
04/03/24	7.250%	200,000	206,100
MHP SA (a)
04/02/20	8.250%	200,000	189,000
Pinnacle Foods Finance LLC/Corp. (a)
01/15/24	5.875%	7,000	7,438
Post Holdings, Inc. (a)
12/15/22	6.000%	53,000	55,915
03/15/24	7.750%	56,000	61,950
Post Holdings, Inc. (a)(c)
08/15/26	5.000%	52,000	51,837

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Treehouse Foods, Inc. (a)
02/15/24	6.000%	$10,000	$10,750
WhiteWave Foods Co. (The)
10/01/22	5.375%	66,000	75,322
Total			810,847
Gaming 0.8%
Boyd Gaming Corp.
05/15/23	6.875%	31,000	33,209
Boyd Gaming Corp. (a)
04/01/26	6.375%	20,000	21,325
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	72,000	76,149
04/15/26	5.375%	7,000	7,464
International Game Technology PLC (a)
02/15/22	6.250%	106,000	111,035
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc. (a)
05/01/24	5.625%	21,000	22,491
MGM Resorts International
12/15/21	6.625%	98,000	108,474
03/15/23	6.000%	92,000	99,533
Pinnacle Entertainment, Inc. (a)
05/01/24	5.625%	17,000	17,350
Rivers Pittsburgh Borrower LP/Finance Corp. (a)
08/15/21	6.125%	13,000	13,325
Scientific Games International, Inc.
12/01/22	10.000%	110,000	97,762
Scientific Games International, Inc. (a)
01/01/22	7.000%	100,000	104,000
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	44,000	43,780
Total			755,897
Health Care 1.8%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	32,000	31,520
03/01/24	6.500%	32,000	33,060
Alere, Inc. (a)
07/01/23	6.375%	37,000	37,046
Amsurg Corp.
11/30/20	5.625%	50,000	51,750
CHS/Community Health Systems, Inc.
08/01/21	5.125%	122,000	121,390
02/01/22	6.875%	81,000	69,660
Change Healthcare Holdings, Inc.
12/31/19	11.000%	58,000	61,480
Change Healthcare Holdings, Inc. (a)
02/15/21	6.000%	31,000	32,860
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	32,000	32,160

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	$138,000	$145,763
Fresenius Medical Care U.S. Finance II, Inc. (a)
01/31/22	5.875%	132,000	148,830
HCA Holdings, Inc. Junior Subordinated
02/15/21	6.250%	192,000	208,080
HCA, Inc.
02/15/20	6.500%	179,000	197,124
02/01/25	5.375%	107,000	111,347
HealthSouth Corp.
11/01/24	5.750%	19,000	19,713
09/15/25	5.750%	11,000	11,359
Hologic, Inc. (a)
07/15/22	5.250%	36,000	38,160
Kinetic Concepts, Inc./KCI U.S.A., Inc. (a)
02/15/21	7.875%	25,000	26,953
LifePoint Health, Inc.
12/01/21	5.500%	60,000	62,975
MEDNAX, Inc. (a)
12/01/23	5.250%	30,000	31,275
MPH Acquisition Holdings LLC (a)
06/01/24	7.125%	53,000	56,710
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	22,000	22,770
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	30,000	31,200
Teleflex, Inc.
06/01/26	4.875%	12,000	12,270
Tenet Healthcare Corp.
04/01/21	4.500%	148,000	148,740
04/01/22	8.125%	76,000	78,470
Total			1,822,665
Healthcare Insurance 0.2%
Centene Corp.
02/15/24	6.125%	121,000	130,000
Molina Healthcare, Inc. (a)
11/15/22	5.375%	50,000	51,000
Total			181,000
Home Construction 0.4%
CalAtlantic Group, Inc.
11/15/24	5.875%	55,000	58,712
D.R. Horton, Inc.
02/15/20	4.000%	42,000	43,680
02/15/23	4.750%	19,000	20,188
Meritage Homes Corp.
04/01/22	7.000%	127,000	139,382

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	$59,000	$60,032
Toll Brothers Finance Corp.
11/15/25	4.875%	25,000	25,563
Total			347,557
Independent Energy 1.8%
Antero Resources Corp.
12/01/22	5.125%	88,000	82,060
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	162,000	153,495
Concho Resources, Inc.
04/01/23	5.500%	150,000	148,125
Continental Resources, Inc.
04/15/23	4.500%	55,000	49,775
06/01/24	3.800%	38,000	32,490
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	77,000	80,465
Denbury Resources, Inc. (a)
05/15/21	9.000%	56,000	56,000
Diamondback Energy, Inc.
10/01/21	7.625%	50,000	52,875
Extraction Oil & Gas Holdings LLC/Finance Corp. (a)
07/15/21	7.875%	105,000	105,000
Laredo Petroleum, Inc.
01/15/22	5.625%	9,000	8,145
03/15/23	6.250%	232,000	211,120
Newfield Exploration Co.
07/01/24	5.625%	42,000	41,475
Oasis Petroleum, Inc.
03/15/22	6.875%	36,000	31,410
01/15/23	6.875%	70,000	58,800
PDC Energy, Inc.
10/15/22	7.750%	33,000	34,073
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	212,000	217,300
06/01/24	6.250%	46,000	46,172
QEP Resources, Inc.
05/01/23	5.250%	2,000	1,885
RSP Permian, Inc.
10/01/22	6.625%	69,000	70,725
Range Resources Corp.
08/15/22	5.000%	52,000	47,710
WPX Energy, Inc.
01/15/22	6.000%	163,000	147,515
Whiting Petroleum Corp.
03/15/21	5.750%	64,000	53,600
Total			1,730,215

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Leisure —%
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	$41,000	$39,668
Life Insurance 0.3%
MetLife, Inc. Junior Subordinated
08/01/39	10.750%	155,000	248,000
Prudential Financial, Inc. Junior Subordinated (b)
09/15/42	5.875%	20,000	22,165
Total			270,165
Lodging 0.3%
Choice Hotels International, Inc.
07/01/22	5.750%	96,000	104,400
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	80,000	82,903
Playa Resorts Holding BV (a)
08/15/20	8.000%	102,000	104,168
Total			291,471
Media and Entertainment 0.7%
AMC Networks, Inc.
04/01/24	5.000%	29,000	29,508
Lamar Media Corp. (a)
02/01/26	5.750%	14,000	15,015
MDC Partners, Inc. (a)
05/01/24	6.500%	141,000	136,417
Match Group, Inc. (a)
06/01/24	6.375%	52,000	55,575
Netflix, Inc.
02/15/22	5.500%	119,000	126,437
02/15/25	5.875%	82,000	87,740
Outfront Media Capital LLC/Corp.
02/15/24	5.625%	72,000	76,140
Univision Communications, Inc. (a)
02/15/25	5.125%	168,000	172,830
Total			699,662
Metals 0.4%
ArcelorMittal (b)
03/01/21	6.500%	54,000	56,970
BHP Billiton Finance USA Ltd. Junior Subordinated (a)(b)
10/19/75	6.750%	200,000	222,500
Freeport-McMoRan, Inc.
03/01/22	3.550%	19,000	16,245
03/15/23	3.875%	37,000	31,822
11/14/24	4.550%	94,000	80,605
Total			408,142

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream 1.1%
Energy Transfer Equity LP
06/01/27	5.500%	$110,000	$106,909
Holly Energy Partners LP/Finance Corp. (a)
08/01/24	6.000%	10,000	10,125
MPLX LP (a)
12/01/24	4.875%	244,000	241,631
06/01/25	4.875%	16,000	15,986
Sabine Pass Liquefaction LLC
03/01/25	5.625%	124,000	126,597
Sabine Pass Liquefaction LLC (a)
06/30/26	5.875%	37,000	37,971
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	52,000	50,830
11/15/23	4.250%	68,000	63,070
Targa Resources Partners LP/Finance Corp. (a)
03/15/24	6.750%	46,000	47,955
Tesoro Logistics LP/Finance Corp.
10/15/22	6.250%	103,000	107,120
05/01/24	6.375%	24,000	25,290
Western Gas Partners LP
07/01/22	4.000%	39,000	39,221
06/01/25	3.950%	52,000	51,008
Williams Companies, Inc. (The)
01/15/23	3.700%	50,000	45,625
06/24/24	4.550%	139,000	132,397
Total			1,101,735
Oil Field Services 0.1%
SESI LLC
05/01/19	6.375%	13,000	12,545
Weatherford International Ltd.
06/15/21	7.750%	63,000	59,515
Total			72,060
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	41,000	40,898
Other Industry —%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	39,000	41,705
Other REIT 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	70,000	73,325
Packaging 0.8%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	42,000	43,210
05/15/24	7.250%	26,000	27,430

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Ball Corp.
12/15/20	4.375%	$94,000	$100,580
Berry Plastics Corp.
05/15/22	5.500%	30,000	31,350
10/15/22	6.000%	57,000	60,491
07/15/23	5.125%	56,000	57,820
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	82,000	84,050
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	90,000	92,925
02/15/21	6.875%	47,000	48,878
Reynolds Group Issuer, Inc./LLC (a)
07/15/24	7.000%	69,000	72,924
Reynolds Group Issuer, Inc./LLC (b)
02/15/21	8.250%	98,000	101,920
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	19,000	18,869
Total			740,447
Paper 0.2%
Inversiones CMPC SA (a)
09/15/24	4.750%	200,000	212,222
Pharmaceuticals 0.7%
Concordia International Corp. (a)
04/15/23	7.000%	40,000	33,000
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	64,000	55,200
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	52,000	54,210
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	85,000	90,168
Mallinckrodt International Finance SA/CB LLC (a)
10/15/23	5.625%	24,000	23,040
04/15/25	5.500%	20,000	18,450
Quintiles Transnational Corp. (a)
05/15/23	4.875%	42,000	42,950
Valeant Pharmaceuticals International, Inc. (a)
04/15/25	6.125%	420,000	348,600
Total			665,618
Property & Casualty 0.2%
Alliant Holdings I LP (a)
08/01/23	8.250%	4,000	3,985
HUB International Ltd. (a)
02/15/21	9.250%	14,000	14,770
10/01/21	7.875%	172,000	172,430
Total			191,185

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads 0.4%
BNSF Funding Trust I Junior Subordinated (b)
12/15/55	6.613%	$315,000	$358,312
Restaurants 0.2%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	76,000	78,280
04/01/22	6.000%	36,000	37,755
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)
06/01/26	5.250%	83,000	87,824
Total			203,859
Retailers 0.5%
Asbury Automotive Group, Inc.
12/15/24	6.000%	69,000	70,897
Dollar Tree, Inc. (a)
03/01/23	5.750%	80,000	86,400
Group 1 Automotive, Inc.
06/01/22	5.000%	52,000	51,480
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	5,000	4,963
Hanesbrands, Inc. (a)
05/15/24	4.625%	27,000	27,675
05/15/26	4.875%	27,000	27,608
Penske Automotive Group, Inc.
12/01/24	5.375%	92,000	91,540
Rite Aid Corp. (a)
04/01/23	6.125%	89,000	94,451
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	40,000	41,700
12/01/25	5.625%	15,000	16,125
Total			512,839
Supermarkets 0.2%
Cencosud SA (a)
02/12/45	6.625%	200,000	212,541
Technology 1.8%
Alliance Data Systems Corp. (a)
08/01/22	5.375%	208,000	203,840
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)
06/15/21	5.875%	31,000	32,395
06/15/23	5.450%	40,000	42,365
06/15/24	7.125%	34,000	36,583
06/15/26	6.020%	80,000	85,705
Equinix, Inc.
01/01/22	5.375%	120,000	126,300
01/15/26	5.875%	34,000	36,635
First Data Corp. (a)
08/15/23	5.375%	60,000	61,575
12/01/23	7.000%	129,000	132,709

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
01/15/24	5.000%	$48,000	$48,360
01/15/24	5.750%	150,000	150,747
Infor US, Inc. (a)
08/15/20	5.750%	12,000	12,660
Informatica LLC (a)
07/15/23	7.125%	11,000	10,835
MSCI, Inc. (a)
11/15/24	5.250%	70,000	74,200
08/15/25	5.750%	35,000	38,122
Microsemi Corp. (a)
04/15/23	9.125%	42,000	47,670
NXP BV/Funding LLC (a)
06/01/21	4.125%	83,000	85,490
06/15/22	4.625%	41,000	42,128
PTC, Inc.
05/15/24	6.000%	57,000	60,659
Qualitytech LP/Finance Corp.
08/01/22	5.875%	62,000	63,550
Riverbed Technology, Inc. (a)
03/01/23	8.875%	66,000	68,970
Sensata Technologies UK Financing Co. PLC (a)
02/15/26	6.250%	34,000	36,763
Solera LLC/Finance, Inc. (a)
03/01/24	10.500%	47,000	50,731
VeriSign, Inc.
05/01/23	4.625%	104,000	106,990
Zebra Technologies Corp.
10/15/22	7.250%	78,000	83,265
Total			1,739,247
Transportation Services —%
Hertz Corp. (The)
01/15/21	7.375%	5,000	5,188
10/15/22	6.250%	11,000	11,550
Total			16,738
Wireless 1.2%
Comcel Trust (a)
02/06/24	6.875%	200,000	208,000
SFR Group SA (a)
05/01/26	7.375%	175,000	174,781
Sprint Communications, Inc. (a)
03/01/20	7.000%	208,000	220,740
Sprint Corp.
06/15/24	7.125%	189,000	167,038
T-Mobile USA, Inc.
04/01/23	6.625%	240,000	257,592
01/15/24	6.500%	19,000	20,330
01/15/26	6.500%	77,000	83,391
Wind Acquisition Finance SA (a)
07/15/20	4.750%	44,000	43,808

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
04/23/21	7.375%	$21,000	$20,895
Total			1,196,575
Wirelines 1.0%
CenturyLink, Inc.
04/01/24	7.500%	11,000	11,743
04/01/25	5.625%	166,000	157,348
Frontier Communications Corp.
09/15/20	8.875%	59,000	63,407
09/15/22	10.500%	25,000	27,000
01/15/23	7.125%	228,000	211,470
09/15/25	11.000%	50,000	53,375
Level 3 Communications, Inc.
12/01/22	5.750%	62,000	64,790
Level 3 Financing, Inc.
08/15/22	5.375%	100,000	105,000
01/15/24	5.375%	13,000	13,617
Level 3 Financing, Inc. (a)
03/15/26	5.250%	6,000	6,278
Telecom Italia SpA (a)
05/30/24	5.303%	51,000	51,765
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	116,000	120,640
05/15/25	6.375%	58,000	60,682
Total			947,115
Total Corporate Bonds & Notes (Cost: $26,755,102)			$27,007,719

Residential Mortgage-Backed Securities - Agency 4.4%

Federal Home Loan Mortgage Corp.
01/01/45	3.500%	609,288	651,591
Federal Home Loan Mortgage Corp. (b)(d)
CMO IO Series 311 Class S1
08/15/43	5.469%	3,641,936	717,995
CMO IO Series 326 Class S2
03/15/44	5.469%	2,859,402	653,202
Federal Home Loan Mortgage Corp. (d)
CMO IO Series 4098 Class AI
05/15/39	3.500%	3,172,456	266,007
CMO IO Series 4121 Class IA
01/15/41	3.500%	2,092,969	242,159
Federal National Mortgage Association (b)(d)
CMO IO Series 2013-101 Class CS
10/25/43	5.412%	1,657,687	422,090
CMO IO Series 2016-45 Class AS
07/25/46	5.512%	496,500	130,514
CMO IO Series 2016-50 Class GS
08/25/46	5.491%	2,000,000	453,125
Federal National Mortgage Association (d)
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	449,788	40,603

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Government National Mortgage Association CMO IO Series 2015-53 Class EI (d)
04/16/45	3.500%	$3,625,441	$733,546
Total Residential Mortgage-Backed Securities - Agency (Cost: $4,547,777)			$4,310,832

Residential Mortgage-Backed Securities - Non-Agency 5.3%

Angel Oak Mortgage Trust LLC Series 2015-1 (a)
11/25/45	4.500%	373,136	374,122
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (a)(b)
11/28/29	3.844%	90,313	90,702
COLT Mortgage Loan Trust CMO Series 2016-1 Class A2 (a)
05/25/46	3.500%	491,474	492,627
Citigroup Mortgage Loan Trust, Inc. (a)(b)
CMO Series 2014-C Class A
02/25/54	3.250%	787,753	745,736
CMO Series 2015-A Class B3
06/25/58	4.500%	242,943	238,864
Series 2013-11 Class 3A3
09/25/34	2.737%	212,237	195,819
Citigroup Mortgage Loan Trust, Inc. (a)(d)
CMO IO Series 2015-A Class A1IO
06/25/58	1.000%	7,672,237	253,555
Credit Suisse Mortgage Capital Certificates (a)
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	200,000	196,017
Series 2010-9R Class 1A3
08/27/37	3.750%	128,128	129,536
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	215,373	213,223
CMO Series 2014-RPL4 Class A2
08/25/62	4.764%	1,000,000	988,693
GFT Mortgage Loan Trust CMO Series 2015-GFT1 Class A (a)(b)
01/25/55	3.721%	21,831	21,827
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A2 (a)(b)
08/26/35	2.933%	250,000	241,275
Selene Non-Performing Loans LLC CMO Series 2014-1A Class A (a)(b)
05/25/54	2.981%	111,874	111,142
VML LLC CMO Series 2014-NPL1 Class A1 (a)
04/27/54	3.875%	427,049	425,053

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Vericrest Opportunity Loan Transferee XLIV LLC CMO Series 2016-NPL4 Class A1 (a)(b)
04/25/46	4.250%	$484,232	$486,224
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $5,200,105)			$5,204,415

Commercial Mortgage-Backed Securities - Non-Agency 2.4%
American Homes 4 Rent (a)(b)
Series 2014-SFR1 Class E
06/17/31	2.981%	250,000	242,147
Series 2014-SFR1 Class F
06/17/31	3.731%	250,000	239,334
BHMS Mortgage Trust Series 2014-ATLS Class DFX (a)(b)
07/05/33	4.691%	500,000	484,442
GS Mortgage Securities Trust Series 2007-GG10 Class AM (b)
08/10/45	5.795%	250,000	227,103
Rialto Real Estate Fund LLC Subordinated, Series 2015-LT7 Class B (a)
12/25/32	5.071%	350,000	350,000
Rialto Real Estate Fund LP Series 2014-LT6 Class B (a)
09/15/24	5.486%	625,000	624,636
VFC LLC Subordinated, Series 2015-3 Class B (a)
12/20/31	4.750%	250,000	250,000
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $2,459,757)			$2,417,662

Asset-Backed Securities - Non-Agency 1.7%
ALM XIV Ltd. Series 2014-14A Class C (a)(b)
07/28/26	4.193%	500,000	484,873
Apidos CLO XXII Series 2015-22A Class D (a)(b)
10/20/27	6.696%	500,000	458,345
Carlyle Global Market Strategies CLO Series 2015-4A Class C (a)(b)
10/20/27	4.684%	250,000	246,246
OZLM VII Ltd. Series 2014-7A Class C (a)(b)
07/17/26	4.279%	250,000	240,133

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1 (a)(b)
11/25/25	5.952%	$250,000	$216,852
Total Asset-Backed Securities - Non-Agency (Cost: $1,669,953)			$1,646,449

U.S. Treasury Obligations 3.8%
U.S. Treasury
02/15/39	3.500%	236,000	302,292
11/15/39	4.375%	284,000	409,504
02/15/41	4.750%	73,000	111,245
08/15/42	2.750%	397,000	446,765
05/15/43	2.875%	361,000	414,868
05/15/44	3.375%	594,000	747,512
08/15/44	3.125%	163,000	196,014
11/15/44	3.000%	163,000	191,512
02/15/45	2.500%	62,000	66,059
02/15/38	4.375%	170,000	245,418
02/15/36	4.500%	57,000	82,884
02/15/29	5.250%	256,000	362,840
02/15/26	6.000%	112,000	157,854
Total U.S. Treasury Obligations (Cost: $3,476,377)			$3,734,767

Foreign Government Obligations(e) 9.8%
ARGENTINA 0.8%
Argentina Republic Government International Bond (a)
04/22/21	6.875%	200,000	215,000
City of Buenos Aires Argentina (a)
06/01/27	7.500%	250,000	260,000
Provincia de Buenos Aires (a)
06/09/21	9.950%	150,000	167,189
Provincia de Cordoba (a)
06/10/21	7.125%	150,000	150,938
Total			793,127
BRAZIL 0.7%
Brazilian Government International Bond
01/07/41	5.625%	250,000	245,937
01/07/25	4.250%	300,000	296,550
Petrobras Global Finance BV
01/27/21	5.375%	200,000	189,250
Total			731,737
COLOMBIA 0.6%
Ecopetrol SA
06/26/26	5.375%	200,000	197,440
09/18/43	7.375%	260,000	261,170
01/16/25	4.125%	100,000	92,670
Total			551,280

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (e) (continued)
COSTA RICA 0.2%
Costa Rica Government International Bond (a)
03/12/45	7.158%	$200,000	$213,500
CROATIA 0.2%
Hrvatska Elektroprivreda (a)
10/23/22	5.875%	200,000	214,045
DOMINICAN REPUBLIC 0.7%
Banco de Reservas de la Republica Dominicana (a)
Subordinated
02/01/23	7.000%	150,000	153,796
02/01/23	7.000%	150,000	153,797
Dominican Republic International Bond (a)
04/20/27	8.625%	300,000	360,750
Total			668,343
EL SALVADOR 0.1%
El Salvador Government International Bond (a)
01/18/27	6.375%	120,000	121,800
GABON 0.2%
Gabon Government International Bond (a)
12/12/24	6.375%	200,000	179,900
GEORGIA 0.2%
Georgian Railway JSC (a)
07/11/22	7.750%	200,000	222,000
GHANA 0.2%
Ghana Government International Bond (a)
01/18/26	8.125%	200,000	173,124
HONDURAS 0.2%
Honduras Government International Bond (a)
03/15/24	7.500%	200,000	225,500
HUNGARY 0.4%
Hungary Government International Bond
03/29/41	7.625%	100,000	148,488
MFB Magyar Fejlesztesi Bank Zrt. (a)
10/21/20	6.250%	200,000	222,100
Total			370,588
INDONESIA 1.1%
PT Pertamina Persero (a)
05/27/41	6.500%	500,000	570,625

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (e) (continued)
INDONESIA (CONTINUED)
PT Perusahaan Listrik Negara (a)
11/22/21	5.500%	$500,000	$552,270
Total			1,122,895
IVORY COAST 0.2%
Ivory Coast Government International Bond (a)
03/03/28	6.375%	200,000	200,516
KAZAKHSTAN 0.1%
KazMunayGas National Co. JSC (a)
07/02/18	9.125%	100,000	110,000
MEXICO 0.6%
Petroleos Mexicanos
06/02/41	6.500%	600,000	600,900
PAKISTAN 0.2%
Pakistan Government International Bond (a)
04/15/24	8.250%	200,000	221,904
RUSSIAN FEDERATION 1.1%
Gazprom Neft OAO Via GPN Capital SA (a)
09/19/22	4.375%	200,000	193,250
Gazprom OAO Via Gaz Capital SA (a)
02/06/28	4.950%	200,000	194,000
03/07/22	6.510%	200,000	218,030
Russian Foreign Bond - Eurobond (a)
04/04/22	4.500%	400,000	424,434
Total			1,029,714
SENEGAL 0.2%
Senegal Government International Bond (a)
07/30/24	6.250%	200,000	195,850
SERBIA 0.2%
Serbia International Bond (a)
12/03/18	5.875%	200,000	212,000
TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. (a)
08/14/19	9.750%	100,000	108,875
08/14/19	9.750%	250,000	272,188
Total			381,063

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (e) (continued)
TURKEY 0.8%
Export Credit Bank of Turkey (a)
09/23/21	5.000%	$300,000	$300,375
Turkey Government International Bond
03/17/36	6.875%	400,000	470,000
Total			770,375
VENEZUELA 0.4%
Petroleos de Venezuela SA (a)
05/16/24	6.000%	700,000	260,750
Venezuela Government International Bond (a)
10/13/19	7.750%	100,000	47,875
05/07/23	9.000%	250,000	110,937
Total			419,562
Total Foreign Government Obligations (Cost: $9,479,110)			$9,729,723

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 19.4%
BNP Paribas Arbitrage Issuance BV (linked to a basket of 40 common stocks) (a)
11/07/16	13.260%	3,100	3,171,300
Barclays Bank PLC (a)
(linked to a basket of 40 common stocks)
12/09/16	12.600%	3,100	3,184,723
(linked to common stock of Anadarko Petroleum Corp.)
09/30/16	9.120%	451	24,816
(linked to common stock of Devon Energy Corp.)
09/30/16	19.960%	645	25,045
(linked to common stock of Eastman Chemical Co.)
09/23/16	7.000%	502	32,725
Credit Suisse Securities (USA) LLC (a)
(linked to the common stock of American Airlines Group, Inc.)
11/04/16	14.500%	550	19,657
(linked to the common stock of Archer-Daniels-Midland Co.)
11/11/16	6.650%	391	17,615
(linked to the common stock of Delta Air Lines, Inc.)
11/04/16	13.050%	633	24,522
Deutsche Bank AG (a)
(linked to common stock of Micron Technology, Inc.)
08/19/16	9.000%	2,504	26,788
(linked to a basket of 40 common stocks)
08/05/16	14.200%	3,000	3,072,000
(linked to common stock of Hess Corp.)
09/27/16	14.400%	421	22,816
(linked to the common stock of United Airlines, Inc.)
11/04/16	13.280%	322	15,086
JPMorgan Chase Bank NA (a)
(linked to common stock of Bank of America Corp.)
08/23/16	9.580%	1,734	24,935
(linked to a basket of 40 common stocks)
10/03/16	12.100%	3,000	3,085,770

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes (continued)
Morgan Stanley BV (linked to a basket of 40 common stocks) (a)
09/09/16	13.620%	$3,000	$3,107,250
Royal Bank of Canada (linked to common stock of Microsoft Corp.) (a)
09/28/16	7.190%	994	54,183
Societe Generale SA (a)
(linked to a basket of 40 common stocks)
01/10/17	12.680%	3,200	3,267,200
(linked to common stock of Bristol-Myers Squibb Co.)
09/21/16	6.700%	1,120	82,900
Total Equity-Linked Notes (Cost: $18,765,499)			$19,259,331

Issuer		Shares	Value

Limited Partnerships 5.2%
ENERGY 4.9%
Oil, Gas & Consumable Fuels 4.9%
Buckeye Partners LP		2,620	188,797
Cheniere Energy Partners LP		6,620	184,499
DCP Midstream Partners LP		10,835	362,647
Energy Transfer Partners LP		13,813	545,614
Enterprise Products Partners LP		27,016	769,146
MPLX LP		11,308	366,945
PBF Logistics LP		18,293	403,361
Phillips 66 Partners LP		4,000	214,000

Issuer	Shares	Value

Limited Partnerships (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP	12,500	$348,250
Sunoco Logistics Partners LP	6,198	178,998
Tesoro Logistics LP	6,298	307,153
Valero Energy Partners LP	4,713	200,821
Western Gas Partners LP	6,171	314,412
Williams Partners LP	11,481	428,701
Total		4,813,344
TOTAL ENERGY		4,813,344
UTILITIES 0.3%
AmeriGas Partners LP	6,986	348,531
TOTAL UTILITIES		348,531
Total Limited Partnerships (Cost: $5,778,317)		$5,161,875

	Shares	Value

Money Market Funds 3.5%
Columbia Short-Term Cash Fund, 0.439% (f)(g)	3,493,527	3,493,527
Total Money Market Funds (Cost: $3,493,527)		$3,493,527
Total Investments (Cost: $97,689,168) (h)		$98,680,426(i)
Other Assets & Liabilities, Net		390,675
Net Assets		$99,071,101

At July 31, 2016, cash totaling $326,696 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at July 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	08/19/2016	102,000 EUR	113,716 USD	—	(396)
Morgan Stanley	08/19/2016	85,000 GBP	124,893 USD	12,369	—
Total				12,369	(396)

Futures Contracts Outstanding at July 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 E-mini	40	USD	4,336,400	09/2016	216,601	—
U.S. Treasury 10-Year Note	30	USD	3,991,406	09/2016	103,075	—
Total			8,327,806		319,676	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
FTSE 100 Index	(23)	GBP	(2,032,283)	09/2016	—	(187,505)

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At July 31, 2016, the value of these securities amounted to $47,042,259 or 47.48% of net assets.

(b)	Variable rate security.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Principal and interest may not be guaranteed by the government.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,386,008	14,733,989	(14,626,470)	3,493,527	4,105	3,493,527

(h)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $97,689,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,280,000
Unrealized Depreciation	(2,289,000)
Net Unrealized Appreciation	$991,000

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	144,671	28,194	—	172,865
Consumer Staples	732,572	119,219	—	851,791
Energy	1,389,800	147,310	—	1,537,110
Financials	2,916,926	—	—	2,916,926
Health Care	674,127	31,075	—	705,202
Industrials	88,455	27,520	—	115,975
Information Technology	697,124	19,773	—	716,897
Materials	132,808	33,463	—	166,271
Telecommunication Services	485,159	45,162	—	530,321
Utilities	529,188	—	—	529,188
Total Common Stocks	7,790,830	451,716	—	8,242,546
Exchange-Traded Funds	8,471,580	—	—	8,471,580
Corporate Bonds & Notes	—	27,007,719	—	27,007,719
Residential Mortgage-Backed Securities - Agency	—	3,857,707	453,125	4,310,832
Residential Mortgage-Backed Securities - Non-Agency	—	4,689,961	514,454	5,204,415
Commercial Mortgage-Backed Securities - Non-Agency	—	2,417,662	—	2,417,662
Asset-Backed Securities - Non-Agency	—	1,646,449	—	1,646,449
U.S. Treasury Obligations	3,734,767	—	—	3,734,767
Foreign Government Obligations	—	9,729,723	—	9,729,723
Equity-Linked Notes	—	19,259,331	—	19,259,331
Limited Partnerships
Energy	4,813,344	—	—	4,813,344
Utilities	348,531	—	—	348,531
Total Limited Partnerships	5,161,875	—	—	5,161,875
Investments measured at net asset value
Money Market Funds	—	—	—	3,493,527
Total Investments	25,159,052	69,060,268	967,579	98,680,426
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	12,369	—	12,369
Futures Contracts	319,676	—	—	319,676
Liabilities
Forward Foreign Currency Exchange Contracts	—	(396)	—	(396)
Futures Contracts	(187,505)	—	—	(187,505)
Total	25,291,223	69,072,241	967,579	98,824,570

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Small Cap Value Fund I

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.8%
CONSUMER DISCRETIONARY 10.6%
Auto Components 2.6%
Cooper Tire & Rubber Co.	148,516	$4,899,543
Gentherm, Inc. (a)	73,126	2,454,109
Modine Manufacturing Co. (a)	318,650	3,059,040
Tenneco, Inc. (a)	84,339	4,766,840
Total		15,179,532
Automobiles 0.5%
Winnebago Industries, Inc.	117,313	2,787,357
Diversified Consumer Services 0.3%
K12, Inc. (a)	146,399	1,812,420
Hotels, Restaurants & Leisure 0.4%
Ignite Restaurant Group, Inc. (a)	354,408	499,715
Marcus Corp. (The)	89,360	1,979,324
Total		2,479,039
Household Durables 2.3%
Cavco Industries, Inc. (a)	31,587	3,139,116
Ethan Allen Interiors, Inc.	106,030	3,682,422
Hooker Furniture Corp.	83,230	1,925,110
Lifetime Brands, Inc.	109,679	1,468,602
UCP, Inc., Class A (a)	366,517	3,078,742
Total		13,293,992
Leisure Products 0.8%
Johnson Outdoors, Inc., Class A	70,856	2,157,565
Malibu Boats, Inc., Class A (a)	177,713	2,424,006
Total		4,581,571
Media 1.4%
AMC Entertainment Holdings, Inc., Class A	167,881	4,939,059
Lions Gate Entertainment Corp.	168,820	3,374,712
Total		8,313,771
Specialty Retail 1.4%
Aaron’s, Inc.	188,884	4,523,772
Citi Trends, Inc.	82,080	1,369,094
DSW, Inc., Class A	98,800	2,396,888
Total		8,289,754
Textiles, Apparel & Luxury Goods 0.9%
Deckers Outdoor Corp. (a)	42,569	2,809,979
Steven Madden Ltd. (a)	60,485	2,118,185
Total		4,928,164
TOTAL CONSUMER DISCRETIONARY		61,665,600

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 2.2%
Food & Staples Retailing 0.7%
Andersons, Inc. (The)	115,610	$4,275,258
Food Products 1.1%
Fresh Del Monte Produce, Inc.	88,870	5,052,259
John B. Sanfilippo & Son, Inc.	23,764	1,109,066
Total		6,161,325
Personal Products 0.4%
Inter Parfums, Inc.	80,972	2,634,829
TOTAL CONSUMER STAPLES		13,071,412
ENERGY 7.0%
Energy Equipment & Services 1.5%
Aspen Aerogels, Inc. (a)	443,321	2,207,739
CARBO Ceramics, Inc.	94,040	1,325,964
Dawson Geophysical Co. (a)	204,399	1,522,772
Geospace Technologies Corp. (a)	88,097	1,453,600
Natural Gas Services Group, Inc. (a)	79,943	2,007,369
Total		8,517,444
Oil, Gas & Consumable Fuels 5.5%
Alon USA Energy, Inc.	470,539	3,326,711
Callon Petroleum Co. (a)	313,681	3,572,827
Cobalt International Energy, Inc. (a)	1,209,776	1,802,566
Contango Oil & Gas Co. (a)	230,043	2,123,297
CVR Energy, Inc.	72,040	1,066,192
Earthstone Energy, Inc. (a)	137,626	1,383,141
Eclipse Resources Corp. (a)	837,452	2,637,974
Jones Energy, Inc., Class A (a)	471,603	1,744,931
Rice Energy, Inc. (a)	168,871	3,938,072
Sanchez Energy Corp. (a)	251,150	1,592,291
SM Energy Co.	63,540	1,723,840
Synergy Resources Corp. (a)	348,725	2,270,200
Whiting Petroleum Corp. (a)	185,470	1,366,914
WPX Energy, Inc. (a)	389,150	3,887,608
Total		32,436,564
TOTAL ENERGY		40,954,008
FINANCIALS 41.2%
Banks 18.7%
BancFirst Corp.	69,775	4,575,147
BankUnited, Inc.	177,426	5,326,329
Banner Corp.	101,271	4,227,052
Boston Private Financial Holdings, Inc.	371,507	4,502,665
Bridge Bancorp, Inc.	56,900	1,656,359

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Brookline Bancorp, Inc.	279,263	$3,180,806
Capital City Bank Group, Inc.	209,220	2,993,938
Cascade Bancorp (a)	430,857	2,430,033
Centerstate Banks, Inc.	246,358	4,104,324
Columbia Banking System, Inc.	151,493	4,593,268
Community Trust Bancorp, Inc.	69,337	2,411,541
FCB Financial Holdings, Inc., Class A (a)	135,263	4,730,147
First Citizens BancShares Inc., Class A	23,031	5,982,993
First Financial Corp.	115,540	4,425,182
First NBC Bank Holding Co. (a)	156,020	2,969,061
First of Long Island Corp. (The)	79,640	2,417,074
Heritage Financial Corp.	75,753	1,322,647
Investors Bancorp, Inc.	545,019	6,191,416
Merchants Bancshares, Inc.	100,477	3,193,159
National Bank Holdings Corp., Class A	246,680	4,941,000
Northrim BanCorp, Inc.	125,824	3,573,402
Sierra Bancorp	64,527	1,153,743
Synovus Financial Corp.	135,219	4,116,066
Towne Bank	193,420	4,438,989
Trustmark Corp.	211,239	5,513,338
UMB Financial Corp.	99,450	5,510,524
Union Bankshares Corp.	127,904	3,432,943
Webster Financial Corp.	144,530	5,197,299
Total		109,110,445
Capital Markets 0.6%
INTL FCStone, Inc. (a)	119,765	3,489,952
Consumer Finance 1.0%
Cash America International, Inc.	112,748	4,831,252
Enova International, Inc. (a)	147,452	1,340,338
Total		6,171,590
Diversified Financial Services 0.7%
GAIN Capital Holdings, Inc.	199,920	1,343,462
Pico Holdings, Inc. (a)	254,527	2,565,632
Total		3,909,094
Insurance 6.6%
American Equity Investment Life Holding Co.	285,240	4,543,873
Argo Group International Holdings Ltd.	54,020	2,803,098
Baldwin & Lyons, Inc., Class B	99,941	2,647,437
EMC Insurance Group, Inc.	94,251	2,613,580
Employers Holdings, Inc.	119,224	3,400,268
FBL Financial Group, Inc., Class A	66,856	4,169,809

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Global Indemnity PLC (a)	55,960	$1,680,479
Heritage Insurance Holdings, Inc.	256,827	3,182,087
Horace Mann Educators Corp.	79,141	2,705,039
National Western Life Group, Inc., Class A	18,249	3,451,616
Navigators Group, Inc. (The)	40,965	3,837,192
United Fire Group, Inc.	85,645	3,597,090
Total		38,631,568
Real Estate Investment Trusts (REITs) 7.7%
Altisource Residential Corp.	382,559	3,672,566
Chesapeake Lodging Trust	235,915	5,961,572
Cousins Properties, Inc.	346,784	3,689,782
EastGroup Properties, Inc.	40,858	3,007,966
Getty Realty Corp.	181,791	4,130,291
LaSalle Hotel Properties	224,780	6,192,689
National Health Investors, Inc.	30,380	2,386,957
Potlatch Corp.	79,875	3,055,219
Resource Capital Corp.	280,880	3,822,777
Sunstone Hotel Investors, Inc.	563,555	7,495,281
Terreno Realty Corp.	55,753	1,552,721
Total		44,967,821
Thrifts & Mortgage Finance 5.9%
Chicopee Bancorp, Inc.	34,474	647,422
HomeStreet, Inc. (a)	285,519	6,367,074
MGIC Investment Corp. (a)	1,099,460	7,905,117
Provident Financial Holdings, Inc.	88,755	1,729,835
Radian Group, Inc.	523,690	6,755,601
Washington Federal, Inc.	179,263	4,481,575
Westfield Financial, Inc.	306,239	2,410,101
WSFS Financial Corp.	113,652	3,999,414
Total		34,296,139
TOTAL FINANCIALS		240,576,609
HEALTH CARE 6.5%
Biotechnology 3.3%
ACADIA Pharmaceuticals, Inc. (a)	89,270	3,306,561
Bluebird Bio, Inc. (a)	65,590	3,750,436
Dynavax Technologies Corp. (a)	165,845	2,558,988
Eagle Pharmaceuticals, Inc. (a)	33,310	1,436,993
Exelixis, Inc. (a)	200,760	1,842,977
Keryx Biopharmaceuticals, Inc. (a)	343,947	2,531,450
Novavax, Inc. (a)	365,800	2,677,656
PTC Therapeutics, Inc. (a)	209,967	1,253,503
Total		19,358,564

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 0.9%
Alere, Inc. (a)	68,030	$2,551,125
Quotient Ltd. (a)	133,540	774,532
Sientra, Inc. (a)	276,856	1,976,752
Total		5,302,409
Pharmaceuticals 2.3%
BioDelivery Sciences International, Inc. (a)	763,873	1,947,876
Flex Pharma, Inc. (a)	237,081	2,809,410
Impax Laboratories, Inc. (a)	86,500	2,717,830
Pacira Pharmaceuticals, Inc. (a)	64,043	2,321,559
Supernus Pharmaceuticals, Inc. (a)	166,723	3,704,585
Total		13,501,260
TOTAL HEALTH CARE		38,162,233
INDUSTRIALS 12.1%
Building Products 1.4%
Simpson Manufacturing Co., Inc.	113,800	4,643,040
Universal Forest Products, Inc.	32,543	3,518,549
Total		8,161,589
Commercial Services & Supplies 0.9%
Unifirst Corp.	45,335	5,298,755
Construction & Engineering 0.2%
Northwest Pipe Co. (a)	114,240	1,290,912
Electrical Equipment 1.0%
Encore Wire Corp.	89,246	3,349,402
General Cable Corp.	155,460	2,289,926
Total		5,639,328
Industrial Conglomerates 0.3%
Raven Industries, Inc.	98,230	2,039,255
Machinery 6.1%
Albany International Corp., Class A	103,381	4,376,118
Altra Industrial Motion Corp.	138,326	3,928,458
Dynamic Materials Corp.	202,187	2,070,395
EnPro Industries, Inc.	49,726	2,274,965
Gorman-Rupp Co.	83,495	2,261,880
Hardinge, Inc.	100,920	1,019,292
Kadant, Inc.	39,247	2,156,230
LB Foster Co., Class A	164,588	1,724,882
Lydall, Inc. (a)	80,093	3,578,555
Mueller Industries, Inc.	148,782	5,064,539

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Standex International Corp.	44,044	$3,911,107
Wabash National Corp. (a)	224,390	3,249,167
Total		35,615,588
Professional Services 1.2%
FTI Consulting, Inc. (a)	102,630	4,396,669
TrueBlue, Inc. (a)	115,507	2,579,272
Total		6,975,941
Road & Rail 0.8%
Landstar System, Inc.	28,662	2,020,384
Werner Enterprises, Inc.	101,099	2,539,607
Total		4,559,991
Trading Companies & Distributors 0.2%
Houston Wire & Cable Co.	214,271	1,242,772
TOTAL INDUSTRIALS		70,824,131
INFORMATION TECHNOLOGY 13.4%
Communications Equipment 0.9%
Digi International, Inc. (a)	192,238	2,135,764
Plantronics, Inc.	60,160	2,902,119
Total		5,037,883
Electronic Equipment, Instruments & Components 3.7%
AVX Corp.	311,242	4,251,566
Benchmark Electronics, Inc. (a)	159,490	3,738,445
Fitbit, Inc., Class A (a)	344,270	4,702,728
InvenSense, Inc. (a)	342,670	2,323,303
MTS Systems Corp.	46,537	2,207,250
OSI Systems, Inc. (a)	78,620	4,675,531
Total		21,898,823
Internet Software & Services 0.6%
WebMD Health Corp. (a)	55,934	3,412,533
IT Services 2.1%
Higher One Holdings, Inc. (a)	99,480	510,332
Lionbridge Technologies, Inc. (a)	503,696	2,271,669
Mantech International Corp., Class A	161,827	6,393,785
TeleTech Holdings, Inc.	119,417	3,408,161
Total		12,583,947
Semiconductors & Semiconductor Equipment 4.5%
Cypress Semiconductor Corp.	221,609	2,579,529
Entegris, Inc. (a)	292,842	5,004,670
IXYS Corp.	273,260	2,989,464

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings, Inc. (a)	54,291	$2,145,037
ON Semiconductor Corp. (a)	442,270	4,435,968
Silicon Laboratories, Inc. (a)	97,570	5,198,530
SunEdison Semiconductor Ltd. (a)	576,268	3,716,929
Total		26,070,127
Software 1.4%
Mentor Graphics Corp.	154,680	3,303,965
MicroStrategy, Inc., Class A (a)	12,900	2,256,081
Silver Spring Networks, Inc. (a)	194,600	2,446,122
Total		8,006,168
Technology Hardware, Storage & Peripherals 0.2%
Stratasys Ltd. (a)	68,286	1,429,909
TOTAL INFORMATION TECHNOLOGY		78,439,390
MATERIALS 5.0%
Chemicals 1.2%
Flotek Industries, Inc. (a)	181,614	2,578,919
Tronox Ltd., Class A	646,462	4,195,538
Total		6,774,457
Containers & Packaging 0.4%
Greif, Inc., Class A	51,779	2,077,892
Metals & Mining 3.0%
Allegheny Technologies, Inc.	215,986	3,846,710
Commercial Metals Co.	275,000	4,548,500
Ferroglobe PLC	366,890	3,419,415
Olympic Steel, Inc.	41,201	1,180,821
TimkenSteel Corp.	254,040	2,545,481
Universal Stainless & Alloy Products, Inc. (a)	187,790	2,195,265
Total		17,736,192

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 0.4%
Louisiana-Pacific Corp. (a)	129,540	$2,616,708
TOTAL MATERIALS		29,205,249
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.3%
magicJack VocalTec Ltd. (a)	248,552	1,486,341
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	50,216	2,062,873
TOTAL TELECOMMUNICATION SERVICES		3,549,214
UTILITIES 1.2%
Electric Utilities 0.5%
IDACORP, Inc.	33,694	2,724,160
Gas Utilities 0.7%
Southwest Gas Corp.	57,595	4,463,612
TOTAL UTILITIES		7,187,772
Total Common Stocks (Cost: $433,143,252)		$583,635,618

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.439% (b)(c)	2,121,396	$2,121,396
Total Money Market Funds (Cost: $2,121,396)		$2,121,396
Total Investments (Cost: $435,264,648) (d)		$585,757,014(e)
Other Assets & Liabilities, Net		(1,062,565)
Net Assets		$584,694,449

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,221,763	26,650,059	(34,750,426)	2,121,396	5,310	2,121,396

(d)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $435,265,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$166,990,000
Unrealized Depreciation	(16,498,000)
Net Unrealized Appreciation	$150,492,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	61,665,600	—	—	61,665,600
Consumer Staples	13,071,412	—	—	13,071,412
Energy	40,954,008	—	—	40,954,008
Financials	240,576,609	—	—	240,576,609
Health Care	38,162,233	—	—	38,162,233
Industrials	70,824,131	—	—	70,824,131
Information Technology	78,439,390	—	—	78,439,390
Materials	29,205,249	—	—	29,205,249
Telecommunication Services	3,549,214	—	—	3,549,214
Utilities	7,187,772	—	—	7,187,772
Total Common Stocks	583,635,618	—	—	583,635,618
Investments measured at net asset value
Money Market Funds	—	—	—	2,121,396
Total Investments	583,635,618	—	—	585,757,014

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Total Return Bond Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 50.4%
Aerospace & Defense 0.7%
Lockheed Martin Corp.
01/15/23	3.100%	$2,754,000	$2,927,673
09/01/36	6.150%	2,835,000	3,895,088
05/15/46	4.700%	11,081,000	13,431,978
TransDigm, Inc.
07/15/22	6.000%	387,000	399,392
07/15/24	6.500%	1,154,000	1,198,637
05/15/25	6.500%	414,000	432,630
TransDigm, Inc. (a)
06/15/26	6.375%	552,000	567,180
Total			22,852,578
Automotive 1.6%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	217,000	220,526
Ford Motor Co.
02/01/29	6.375%	2,340,000	2,939,737
Gates Global LLC/Co. (a)
07/15/22	6.000%	325,000	295,750
General Motors Co.
04/01/36	6.600%	6,525,000	8,070,570
04/01/45	5.200%	2,812,000	3,015,370
04/01/46	6.750%	4,585,000	5,957,204
General Motors Financial Co., Inc.
07/06/21	3.200%	27,430,000	27,839,749
Schaeffler Finance BV (a)
05/15/21	4.250%	300,000	307,500
05/15/21	4.750%	1,710,000	1,767,713
ZF North America Capital, Inc. (a)
04/29/25	4.750%	826,000	863,170
Total			51,277,289
Banking 12.3%
Ally Financial, Inc.
05/19/22	4.625%	1,304,000	1,347,410
09/30/24	5.125%	3,621,000	3,851,839
Subordinated
11/20/25	5.750%	760,000	791,350
BNP Paribas SA Junior Subordinated (a)(b)
12/31/49	7.375%	6,588,000	6,719,760
Bank of America Corp.
Subordinated
05/02/17	5.700%	7,605,000	7,840,793
01/22/25	4.000%	1,625,000	1,688,024
Bank of America Corp. (b)
Junior Subordinated
12/31/49	6.100%	10,964,000	11,463,191
12/31/49	6.250%	3,688,000	3,863,180
Bank of New York Mellon Corp. (The)
05/15/19	5.450%	3,325,000	3,692,033
Bank of New York Mellon Corp. (The) (b)
Junior Subordinated
12/29/49	4.500%	13,546,000	13,308,945

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Bank of New York Mellon Corp. (The) (b)(c)
Junior Subordinated
12/31/49	4.625%	$6,645,000	$6,628,388
Barclays Bank PLC
Subordinated
09/11/24	4.375%	2,295,000	2,303,746
Barclays Bank PLC (b)
Junior Subordinated
12/31/49	6.625%	4,145,000	3,902,518
Barclays PLC
01/12/26	4.375%	3,355,000	3,477,592
Citigroup, Inc.
Subordinated
08/25/36	6.125%	1,855,000	2,254,298
Citigroup, Inc. (b)
08/14/17	1.116%	13,820,000	13,812,606
Junior Subordinated
12/31/49	5.950%	10,175,000	10,477,197
Cooperatieve Rabobank UA Junior Subordinated (a)(b)
12/31/49	11.000%	6,594,000	8,061,165
Discover Financial Services
04/27/22	5.200%	7,947,000	8,775,904
11/21/22	3.850%	2,190,000	2,254,009
Fifth Third Bancorp Junior Subordinated (b)
12/31/49	5.100%	16,193,000	15,707,210
HBOS PLC Subordinated (a)
05/21/18	6.750%	8,382,000	9,026,534
HSBC Holdings PLC Junior Subordinated (b)
12/31/49	6.375%	1,310,000	1,291,988
JPMorgan Chase & Co. (b)
Junior Subordinated
12/29/49	6.000%	14,374,000	15,035,204
12/31/49	6.100%	30,279,000	32,171,437
JPMorgan Chase Capital XXI Junior Subordinated (b)
02/02/37	1.587%	22,023,000	17,535,814
KeyCorp Capital I Junior Subordinated (b)
07/01/28	1.386%	12,652,000	10,200,675
Lloyds Bank PLC
05/14/18	1.750%	11,120,000	11,117,531
Lloyds Banking Group PLC (a)
Subordinated
12/10/25	4.582%	24,033,000	24,457,764
Lloyds Banking Group PLC (b)
Junior Subordinated
12/31/49	7.500%	11,447,000	11,418,382

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
M&T Bank Corp. Junior Subordinated
12/31/49	6.875%	$6,661,000	$6,710,957
Mellon Capital IV Junior Subordinated (b)
06/29/49	4.000%	1,035,000	856,463
PNC Bank NA
06/01/25	3.250%	3,395,000	3,634,945
Rabobank Capital Funding Trust III Junior Subordinated (a)(b)
12/31/49	5.254%	10,396,000	10,385,084
Regions Financial Corp.
02/08/21	3.200%	6,685,000	6,906,735
Royal Bank of Scotland Group PLC Junior Subordinated (b)
12/31/49	8.000%	5,269,000	5,236,069
Santander Issuances SAU Subordinated
11/19/25	5.179%	10,325,000	10,593,956
Santander UK Group Holdings PLC (a)
Subordinated
09/15/25	4.750%	13,789,000	13,820,439
09/15/45	5.625%	5,091,000	5,203,063
State Street Capital Trust IV Junior Subordinated (b)
06/15/37	1.653%	3,177,000	2,732,220
State Street Corp. Junior Subordinated
03/15/18	4.956%	9,929,000	10,416,693
Synchrony Financial
01/15/19	2.600%	4,895,000	4,957,925
Synovus Financial Corp.
02/15/19	7.875%	321,000	357,915
Synovus Financial Corp. (b)
Subordinated
12/15/25	5.750%	10,535,000	10,903,725
U.S. Bancorp Subordinated
04/27/26	3.100%	6,480,000	6,759,100
Washington Mutual Bank Subordinated (d)(e)
01/15/15	0.000%	27,379,000	41,069
Wells Fargo & Co. Junior Subordinated (b)
12/31/49	5.900%	24,474,000	26,095,402
Total			390,088,247
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
09/15/23	4.625%	2,502,000	2,589,570

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage/Asset Managers/Exchanges (continued)
National Financial Partners Corp. (a)
07/15/21	9.000%	$93,000	$93,465
Total			2,683,035
Building Materials 0.2%
Allegion PLC
09/15/23	5.875%	605,000	644,325
Allegion US Holding Co., Inc.
10/01/21	5.750%	182,000	190,645
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	1,591,000	1,646,685
12/15/23	5.750%	192,000	202,320
Beacon Roofing Supply, Inc.
10/01/23	6.375%	907,000	975,025
Eagle Materials, Inc. (c)
08/01/26	4.500%	155,000	157,519
Gibraltar Industries, Inc.
02/01/21	6.250%	209,000	215,270
HD Supply, Inc.
07/15/20	7.500%	891,000	931,095
HD Supply, Inc. (a)
12/15/21	5.250%	1,332,000	1,410,255
04/15/24	5.750%	616,000	655,947
Nortek, Inc.
04/15/21	8.500%	364,000	382,200
RSI Home Products, Inc. (a)
03/15/23	6.500%	214,000	224,700
US Concrete, Inc. (a)
06/01/24	6.375%	314,000	321,957
Total			7,957,943
Cable and Satellite 1.4%
Altice US Finance I Corp. (a)
07/15/23	5.375%	791,000	816,707
05/15/26	5.500%	1,258,000	1,302,030
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	143,000	148,899
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	545,000	563,394
04/01/24	5.875%	5,000	5,338
05/01/25	5.375%	1,586,000	1,649,440
02/15/26	5.750%	189,000	199,395
05/01/26	5.500%	279,000	291,206
05/01/27	5.875%	1,325,000	1,397,875
CSC Holdings LLC
11/15/21	6.750%	223,000	236,659
Cequel Communications Holdings I LLC/Capital Corp. (a)
12/15/21	5.125%	1,824,000	1,819,440
Charter Communications Operating LLC/Capital (a)
10/23/45	6.484%	9,205,000	11,043,561

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Comcast Corp.
07/15/46	3.400%	$5,485,000	$5,398,403
DISH DBS Corp.
06/01/21	6.750%	1,172,000	1,245,250
11/15/24	5.875%	125,000	120,625
DISH DBS Corp. (a)
07/01/26	7.750%	1,876,000	1,945,177
Hughes Satelite Systems Corp. (a)
08/01/26	5.250%	643,000	641,392
08/01/26	6.625%	376,000	373,180
Neptune Finco Corp. (a)
10/15/25	6.625%	1,836,000	1,971,405
10/15/25	10.875%	2,033,000	2,381,151
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	719,000	735,177
07/15/26	5.375%	544,000	554,880
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	1,132,000	1,140,581
Unitymedia GmbH (a)
01/15/25	6.125%	54,000	56,970
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/23	5.500%	1,877,000	1,970,850
Videotron Ltd.
07/15/22	5.000%	1,706,000	1,757,180
Virgin Media Finance PLC (a)
01/15/25	5.750%	2,251,000	2,242,559
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	810,000	807,975
08/15/26	5.500%	229,000	230,431
Total			43,047,130
Chemicals 0.3%
Angus Chemical Co. (a)
02/15/23	8.750%	803,000	794,970
Celanese U.S. Holdings LLC
06/15/21	5.875%	1,804,000	2,049,795
Chemours Co. (The)
05/15/23	6.625%	1,048,000	903,900
05/15/25	7.000%	1,214,000	1,031,900
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	632,000	653,728
Huntsman International LLC
11/15/22	5.125%	303,000	307,545
INEOS Group Holdings SA (a)
02/15/19	5.875%	820,000	842,550
INEOS Group Holdings SA (a)(c)
08/01/24	5.625%	533,000	526,338
PQ Corp. (a)
11/15/22	6.750%	744,000	786,780
Platform Specialty Products Corp. (a)
05/01/21	10.375%	444,000	446,220
02/01/22	6.500%	610,000	529,175

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Valvoline, Inc. (a)
07/15/24	5.500%	$100,000	$104,250
WR Grace & Co. (a)
10/01/21	5.125%	438,000	463,185
10/01/24	5.625%	640,000	686,400
Total			10,126,736
Construction Machinery 0.2%
John Deere Capital Corp. (b)
01/16/18	0.969%	6,355,000	6,363,726
United Rentals North America, Inc.
09/15/26	5.875%	963,000	1,000,316
Total			7,364,042
Consumer Cyclical Services 0.2%
APX Group, Inc.
12/01/19	6.375%	572,000	586,300
12/01/20	8.750%	420,000	399,000
APX Group, Inc. (a)
12/01/22	7.875%	1,107,000	1,165,118
IHS Markit Ltd. (a)
11/01/22	5.000%	1,222,000	1,255,605
Interval Acquisition Corp.
04/15/23	5.625%	1,395,000	1,436,850
Total			4,842,873
Consumer Products 0.3%
Prestige Brands, Inc. (a)
03/01/24	6.375%	816,000	860,880
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	1,544,000	1,648,220
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	1,531,000	1,603,722
Spectrum Brands, Inc.
11/15/22	6.625%	738,000	783,203
07/15/25	5.750%	1,183,000	1,280,598
Springs Industries, Inc.
06/01/21	6.250%	699,000	719,096
Tempur Sealy International, Inc.
10/15/23	5.625%	892,000	923,220
Tempur Sealy International, Inc. (a)
06/15/26	5.500%	410,000	414,871
Total			8,233,810
Diversified Manufacturing 2.9%
Entegris, Inc. (a)
04/01/22	6.000%	940,000	968,200
General Electric Co. Junior Subordinated (b)
12/31/49	5.000%	83,176,000	89,102,290
Manitowoc Foodservice, Inc. (a)
02/15/24	9.500%	191,000	216,546

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
WESCO Distribution, Inc. (a)
06/15/24	5.375%	$291,000	$299,003
Zekelman Industries, Inc. (a)
06/15/23	9.875%	155,000	162,750
Total			90,748,789
Electric 3.7%
AES Corp. (The)
07/01/21	7.375%	466,000	528,910
05/15/26	6.000%	651,000	685,991
Alabama Power Co.
01/02/46	4.300%	1,960,000	2,271,466
Arizona Public Service Co.
11/15/45	4.350%	3,770,000	4,414,221
Calpine Corp.
01/15/23	5.375%	1,353,000	1,349,618
Cleco Corporate Holdings LLC (a)
05/01/26	3.743%	3,525,000	3,727,959
05/01/46	4.973%	2,180,000	2,429,477
Consolidated Edison Co. of New York, Inc.
06/15/46	3.850%	4,010,000	4,316,717
DTE Electric Co.
06/01/46	3.700%	4,870,000	5,244,897
Duke Energy Ohio, Inc.
06/15/46	3.700%	1,842,000	1,954,745
Duke Energy Progress LLC
03/30/44	4.375%	1,635,000	1,923,468
Duke Energy Progress, Inc.
08/15/45	4.200%	3,655,000	4,169,675
Emera, Inc. Subordinated (b)
06/15/76	6.750%	15,110,000	16,356,575
Exelon Corp.
06/15/25	3.950%	4,241,000	4,614,997
FPL Energy National Wind LLC (a)
03/10/24	5.608%	220,055	209,052
NRG Energy, Inc.
07/15/22	6.250%	1,099,000	1,104,495
NRG Energy, Inc. (a)
05/15/26	7.250%	391,000	401,264
NRG Energy, Inc. (a)(c)
01/15/27	6.625%	668,000	660,485
NRG Yield Operating LLC
08/15/24	5.375%	2,095,000	2,142,138
Oncor Electric Delivery Co. LLC
04/01/25	2.950%	4,300,000	4,526,743
04/01/45	3.750%	5,645,000	6,017,288
PPL Capital Funding, Inc.
06/15/22	4.200%	3,070,000	3,343,586
12/01/22	3.500%	3,095,000	3,257,206
06/01/23	3.400%	5,582,000	5,844,962

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Pacific Gas & Electric Co.
06/15/23	3.250%	$3,567,000	$3,813,826
03/01/26	2.950%	5,405,000	5,666,726
03/01/34	6.050%	1,935,000	2,583,682
Public Service Electric & Gas Co.
11/01/45	4.150%	3,305,000	3,871,993
Southern California Edison Co.
09/01/40	4.500%	1,726,000	2,041,216
Southern Co. (The)
07/01/46	4.400%	4,520,000	5,007,545
Toledo Edison Co. (The)
05/15/37	6.150%	4,091,000	5,158,800
TransAlta Corp.
06/03/17	1.900%	6,929,000	6,800,668
Total			116,440,391
Finance Companies 1.0%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/21	4.500%	8,894,000	9,494,345
10/01/21	5.000%	3,755,000	4,094,827
Aircastle Ltd.
02/15/22	5.500%	967,000	1,034,690
04/01/23	5.000%	95,000	99,636
CIT Group, Inc.
05/15/20	5.375%	1,505,000	1,595,300
CIT Group, Inc. (a)
02/15/19	5.500%	1,521,000	1,608,457
HSBC Finance Corp. Subordinated
01/15/21	6.676%	8,769,000	9,953,955
Navient Corp.
06/15/18	8.450%	1,235,000	1,341,519
03/25/20	8.000%	99,000	105,683
07/26/21	6.625%	388,000	391,880
OneMain Financial Holdings LLC (a)
12/15/21	7.250%	1,451,000	1,451,000
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	744,000	710,520
Quicken Loans, Inc. (a)
05/01/25	5.750%	297,000	294,401
Springleaf Finance Corp.
12/15/20	8.250%	191,000	197,685
10/01/21	7.750%	313,000	310,653
10/01/23	8.250%	208,000	205,400
iStar, Inc.
07/01/19	5.000%	270,000	265,950
Total			33,155,901
Food and Beverage 2.1%
Anheuser-Busch InBev Finance, Inc.
02/01/26	3.650%	18,352,000	19,704,249
02/01/36	4.700%	4,556,000	5,280,951
02/01/46	4.900%	4,345,000	5,292,727

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
B&G Foods, Inc.
06/01/21	4.625%	$180,000	$184,950
ConAgra Foods, Inc.
01/25/23	3.200%	6,474,000	6,755,904
Constellation Brands, Inc.
11/15/24	4.750%	1,145,000	1,245,187
12/01/25	4.750%	53,000	57,571
FAGE International SA/USA Dairy Industry, Inc. (a)(c)
08/15/26	5.625%	481,000	491,221
Kraft Heinz Foods Co. (a)
06/01/46	4.375%	6,380,000	6,940,655
Molson Coors Brewing Co.
07/15/21	2.100%	2,575,000	2,609,199
07/15/26	3.000%	5,650,000	5,770,085
05/01/42	5.000%	4,530,000	5,313,128
07/15/46	4.200%	1,563,000	1,646,955
PepsiCo, Inc.
07/17/45	4.600%	1,610,000	1,991,097
Pinnacle Foods Finance LLC/Corp. (a)
01/15/24	5.875%	113,000	120,063
Post Holdings, Inc. (a)
12/15/22	6.000%	12,000	12,660
03/15/24	7.750%	1,490,000	1,648,312
Post Holdings, Inc. (a)(c)
08/15/26	5.000%	717,000	714,759
Treehouse Foods, Inc. (a)
02/15/24	6.000%	160,000	172,000
WhiteWave Foods Co. (The)
10/01/22	5.375%	815,000	930,119
Total			66,881,792
Gaming 0.3%
Boyd Gaming Corp.
05/15/23	6.875%	198,000	212,108
Boyd Gaming Corp. (a)
04/01/26	6.375%	301,000	320,941
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	774,000	830,115
04/15/26	5.375%	213,000	227,111
International Game Technology PLC (a)
02/15/22	6.250%	998,000	1,045,405
02/15/25	6.500%	460,000	485,300
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc. (a)
05/01/24	5.625%	306,000	327,726
MGM Resorts International
03/01/18	11.375%	1,276,000	1,445,070
10/01/20	6.750%	326,000	360,230
12/15/21	6.625%	212,000	234,659
03/15/23	6.000%	954,000	1,032,114
Pinnacle Entertainment, Inc. (a)
05/01/24	5.625%	250,000	255,155

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Rivers Pittsburgh Borrower LP/Finance Corp. (a)
08/15/21	6.125%	$185,000	$189,625
Scientific Games International, Inc. (a)
01/01/22	7.000%	2,536,000	2,637,440
Seminole Tribe of Florida, Inc. (a)
10/01/20	7.804%	475,000	502,046
Tunica-Biloxi Gaming Authority (a)(e)
08/15/16	0.000%	577,000	236,570
Total			10,341,615
Health Care 1.1%
Acadia Healthcare Co., Inc.
02/15/23	5.625%	127,000	126,096
03/01/24	6.500%	814,000	840,960
Alere, Inc. (a)
07/01/23	6.375%	426,000	426,532
Amsurg Corp.
07/15/22	5.625%	985,000	1,034,250
CHS/Community Health Systems, Inc.
08/01/21	5.125%	1,281,000	1,274,595
02/01/22	6.875%	1,207,000	1,038,020
Change Healthcare Holdings, Inc.
12/31/19	11.000%	257,000	272,420
Change Healthcare Holdings, Inc. (a)
02/15/21	6.000%	803,000	851,180
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	637,000	640,185
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	360,000	380,250
07/15/24	5.125%	1,229,000	1,268,684
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	335,000	368,500
01/31/22	5.875%	18,000	20,295
10/15/24	4.750%	974,000	1,037,310
HCA, Inc.
02/01/25	5.375%	2,387,000	2,483,984
04/15/25	5.250%	3,739,000	3,989,046
HealthSouth Corp.
11/01/24	5.750%	439,000	455,462
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	266,000	271,653
Kinetic Concepts, Inc./KCI U.S.A., Inc. (a)
02/15/21	7.875%	361,000	389,205
LifePoint Health, Inc.
12/01/21	5.500%	928,000	974,020
MEDNAX, Inc. (a)
12/01/23	5.250%	477,000	497,272
MPH Acquisition Holdings LLC (a)
06/01/24	7.125%	799,000	854,930
Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	9,530,000	10,642,647

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	$1,562,000	$1,616,670
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	481,000	500,240
Teleflex, Inc.
06/01/26	4.875%	186,000	190,185
Tenet Healthcare Corp.
10/01/20	6.000%	801,000	847,017
04/01/21	4.500%	1,599,000	1,606,995
04/01/22	8.125%	1,155,000	1,192,537
Total			36,091,140
Healthcare Insurance 0.5%
Aetna, Inc.
06/15/26	3.200%	3,530,000	3,618,903
06/15/36	4.250%	4,600,000	4,762,238
06/15/46	4.375%	4,240,000	4,413,051
Centene Corp.
05/15/22	4.750%	1,595,000	1,642,850
02/15/24	6.125%	643,000	690,826
Molina Healthcare, Inc. (a)
11/15/22	5.375%	1,104,000	1,126,080
Total			16,253,948
Home Construction 0.1%
CalAtlantic Group, Inc.
12/15/21	6.250%	434,000	470,890
11/15/24	5.875%	394,000	420,595
D.R. Horton, Inc.
08/15/23	5.750%	1,254,000	1,398,210
Meritage Homes Corp.
04/01/22	7.000%	813,000	892,267
06/01/25	6.000%	195,000	203,167
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/23	5.875%	246,000	255,840
03/01/24	5.625%	154,000	154,770
Toll Brothers Finance Corp.
11/15/25	4.875%	305,000	311,863
Total			4,107,602
Independent Energy 2.5%
Anadarko Petroleum Corp.
07/15/44	4.500%	1,065,000	935,454
03/15/46	6.600%	1,966,000	2,265,231
Antero Resources Corp.
12/01/22	5.125%	1,035,000	965,137
06/01/23	5.625%	249,000	235,616
Canadian Natural Resources Ltd.
02/15/37	6.500%	2,620,000	2,830,043
02/01/39	6.750%	3,130,000	3,502,977
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	2,343,000	2,219,992

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Cimarex Energy Co.
06/01/24	4.375%	$6,815,000	$7,121,559
Concho Resources, Inc.
04/01/23	5.500%	3,240,000	3,199,500
Continental Resources, Inc.
04/15/23	4.500%	800,000	724,000
06/01/24	3.800%	5,404,000	4,620,420
CrownRock LP/Finance, Inc. (a)
04/15/21	7.125%	480,000	487,200
02/15/23	7.750%	945,000	987,525
Denbury Resources, Inc. (a)
05/15/21	9.000%	794,000	794,000
Diamondback Energy, Inc.
10/01/21	7.625%	99,000	104,693
Extraction Oil & Gas Holdings LLC/Finance Corp. (a)
07/15/21	7.875%	1,459,000	1,459,000
Kerr-McGee Corp.
07/01/24	6.950%	5,432,000	6,368,667
Laredo Petroleum, Inc.
01/15/22	5.625%	484,000	438,020
05/01/22	7.375%	479,000	465,828
03/15/23	6.250%	2,549,000	2,319,590
Newfield Exploration Co.
07/01/24	5.625%	615,000	607,313
Noble Energy, Inc.
11/15/43	5.250%	10,611,000	10,730,151
11/15/44	5.050%	4,547,000	4,509,928
Oasis Petroleum, Inc.
03/15/22	6.875%	506,000	441,485
01/15/23	6.875%	979,000	822,360
PDC Energy, Inc.
10/15/22	7.750%	459,000	473,918
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	1,118,000	1,145,950
06/01/24	6.250%	811,000	814,041
QEP Resources, Inc.
05/01/23	5.250%	28,000	26,390
RSP Permian, Inc.
10/01/22	6.625%	1,652,000	1,693,300
Ras Laffan Liquefied Natural Gas Co., Ltd. II (a)
09/30/20	5.298%	3,095,517	3,330,962
WPX Energy, Inc.
01/15/22	6.000%	2,248,000	2,034,440
Whiting Petroleum Corp.
03/15/21	5.750%	887,000	742,862
Woodside Finance Ltd. (a)
03/05/25	3.650%	9,246,000	9,179,614
Total			78,597,166

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy 0.2%
BG Energy Capital PLC Subordinated (a)(b)
11/30/72	6.500%	$1,230,000	$1,293,522
Shell International Finance BV
05/10/46	4.000%	4,510,000	4,639,085
Total			5,932,607
Leisure —%
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	496,000	479,880
Life Insurance 1.6%
Five Corners Funding Trust (a)
11/15/23	4.419%	3,290,000	3,573,486
Massachusetts Mutual Life Insurance Co. Subordinated (a)
04/15/65	4.500%	1,800,000	1,768,748
MetLife Capital Trust X Junior Subordinated (a)(b)
04/08/38	9.250%	19,473,000	27,822,049
MetLife, Inc. Junior Subordinated
08/01/39	10.750%	9,177,000	14,683,200
Prudential Financial, Inc.
12/01/17	6.000%	83,000	88,104
Teachers Insurance & Annuity Association of America Subordinated (a)
09/15/44	4.900%	1,695,000	1,938,809
Total			49,874,396
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	1,500,000	1,631,250
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	692,000	717,113
Playa Resorts Holding BV (a)
08/15/20	8.000%	966,000	986,527
Total			3,334,890
Media and Entertainment 1.3%
21st Century Fox America, Inc.
02/15/41	6.150%	4,885,000	6,420,878
AMC Networks, Inc.
04/01/24	5.000%	436,000	443,630
Activision Blizzard, Inc. (a)
09/15/23	6.125%	1,062,000	1,158,908
Lamar Media Corp. (a)
02/01/26	5.750%	228,000	244,530

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
MDC Partners, Inc. (a)
05/01/24	6.500%	$2,067,000	$1,999,822
Match Group, Inc. (a)
06/01/24	6.375%	761,000	813,319
Netflix, Inc.
02/15/22	5.500%	680,000	722,500
02/15/25	5.875%	1,973,000	2,111,110
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	1,049,000	1,117,185
Sky PLC (a)
09/16/24	3.750%	10,810,000	11,476,491
Thomson Reuters Corp.
05/15/26	3.350%	10,475,000	10,882,477
Univision Communications, Inc. (a)
02/15/25	5.125%	2,581,000	2,655,204
Total			40,046,054
Metals 0.6%
ArcelorMittal (b)
03/01/21	6.500%	468,000	493,740
02/25/22	7.250%	432,000	473,040
03/01/41	7.750%	1,646,000	1,695,380
BHP Billiton Finance USA Ltd. Junior Subordinated (a)(b)
10/19/75	6.750%	7,665,000	8,527,312
Freeport-McMoRan, Inc.
03/01/22	3.550%	273,000	233,415
03/15/23	3.875%	599,000	515,170
11/14/24	4.550%	1,425,000	1,221,938
Glencore Finance Canada Ltd. (a)
11/15/16	5.800%	5,830,000	5,897,336
Total			19,057,331
Midstream 1.8%
Columbia Pipeline Group, Inc.
06/01/45	5.800%	13,410,000	16,131,224
Energy Transfer Equity LP
06/01/27	5.500%	2,384,000	2,317,010
Holly Energy Partners LP/Finance Corp. (a)
08/01/24	6.000%	135,000	136,688
MPLX LP (a)
07/15/23	4.500%	543,000	532,097
12/01/24	4.875%	3,258,000	3,226,365
06/01/25	4.875%	42,000	41,962
Plains All American Pipeline LP/Finance Corp.
10/15/25	4.650%	2,433,000	2,436,581
06/01/42	5.150%	5,354,000	4,779,382
02/15/45	4.900%	3,563,000	3,216,969
Sabine Pass Liquefaction LLC
03/01/25	5.625%	2,012,000	2,054,131
Sabine Pass Liquefaction LLC (a)
06/30/26	5.875%	489,000	501,836

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Targa Resources Partners LP/Finance Corp.
01/15/18	5.000%	$316,000	$318,370
11/15/19	4.125%	137,000	136,486
05/01/23	5.250%	19,000	18,573
11/15/23	4.250%	945,000	876,487
Targa Resources Partners LP/Finance Corp. (a)
03/15/24	6.750%	1,664,000	1,734,720
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	73,000	77,563
10/15/22	6.250%	1,297,000	1,348,880
05/01/24	6.375%	417,000	439,414
Transcontinental Gas Pipe Line Co. LLC (a)
02/01/26	7.850%	3,110,000	3,880,972
Western Gas Partners LP
07/01/22	4.000%	627,000	630,556
06/01/25	3.950%	898,000	880,872
Williams Companies, Inc. (The)
01/15/23	3.700%	796,000	726,350
06/24/24	4.550%	1,967,000	1,873,567
Williams Partners LP
03/04/44	5.400%	1,675,000	1,565,205
01/15/45	4.900%	1,815,000	1,580,665
09/15/45	5.100%	6,483,000	5,832,483
Total			57,295,408
Natural Gas 1.3%
NiSource Finance Corp.
02/15/23	3.850%	3,305,000	3,574,275
12/15/40	6.250%	2,571,000	3,403,752
Sempra Energy
03/15/20	2.400%	4,126,000	4,212,984
11/15/20	2.850%	8,445,000	8,744,460
10/01/22	2.875%	10,470,000	10,734,147
11/15/25	3.750%	7,855,000	8,451,823
10/15/39	6.000%	1,558,000	2,015,069
Total			41,136,510
Oil Field Services 1.0%
Noble Holding International Ltd.
03/15/17	2.500%	14,860,000	14,479,584
Noble Holding International Ltd. (b)
03/16/18	5.000%	16,106,000	15,514,910
SESI LLC
05/01/19	6.375%	174,000	167,910
Weatherford International Ltd.
06/15/21	7.750%	871,000	822,823
Total			30,985,227
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	589,000	562,495

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry 0.4%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	$252,000	$269,477
Massachusetts Institute of Technology
07/01/14	4.678%	6,859,000	8,420,939
Massachusetts Institute of Technology (c)
07/01/16	3.885%	2,480,000	2,572,789
Total			11,263,205
Other REIT 0.2%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	346,000	362,435
Duke Realty LP
06/15/22	4.375%	6,725,000	7,361,340
Total			7,723,775
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	184,000	189,299
05/15/23	4.625%	631,000	634,944
05/15/24	7.250%	934,000	985,370
Ball Corp.
12/15/20	4.375%	632,000	676,240
Berry Plastics Corp.
10/15/22	6.000%	1,161,000	1,232,111
07/15/23	5.125%	763,000	787,798
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	1,222,000	1,252,550
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	2,749,000	2,838,342
Reynolds Group Issuer, Inc./LLC (a)
07/15/24	7.000%	1,048,000	1,107,605
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	148,000	146,982
Total			9,851,241
Pharmaceuticals 2.1%
Actavis Funding SCS
03/12/20	3.000%	17,341,000	18,040,137
03/15/22	3.450%	2,876,000	3,024,738
Actavis Funding SCS (b)
09/01/16	1.548%	1,690,000	1,690,924
Actavis, Inc.
10/01/42	4.625%	5,677,000	6,259,341
Celgene Corp.
08/15/45	5.000%	5,420,000	6,306,978
Concordia International Corp. (a)
04/15/23	7.000%	176,000	145,200
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	832,000	717,600
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	202,000	176,120

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)

Forest Laboratories LLC (a)
02/01/19	4.375%	$6,608,000	$7,000,892
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	995,000	1,037,287
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	1,637,000	1,736,530
Johnson & Johnson
12/05/33	4.375%	3,853,000	4,734,821
Mallinckrodt International Finance SA/CB LLC (a)
04/15/25	5.500%	693,000	639,292
Quintiles Transnational Corp. (a)
05/15/23	4.875%	267,000	273,040
Teva Pharmaceutical Finance III BV
07/21/23	2.800%	5,060,000	5,147,766
10/01/26	3.150%	3,760,000	3,842,427
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	485,000	437,712
05/15/23	5.875%	877,000	730,102
04/15/25	6.125%	4,789,000	3,974,870
Total			65,915,777

Property & Casualty 1.7%

Alliant Holdings I LP (a)
08/01/23	8.250%	48,000	47,820
Berkshire Hathaway Finance Corp.
05/15/43	4.300%	1,240,000	1,425,058
Berkshire Hathaway, Inc.
03/15/26	3.125%	9,195,000	9,786,671
02/11/43	4.500%	1,572,000	1,866,413
Chubb Corp. (The) Junior Subordinated (b)
04/15/37	6.375%	9,381,000	8,445,714
HUB International Ltd. (a)
02/15/21	9.250%	222,000	234,210
10/01/21	7.875%	2,630,000	2,636,575
Hub Holdings LLC/Finance, Inc. PIK (a)
07/15/19	8.125%	88,000	84,920
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	4,055,000	4,533,409
05/01/42	6.500%	2,465,000	3,082,798
Loews Corp.
04/01/26	3.750%	18,264,000	19,615,061
05/15/43	4.125%	2,465,000	2,581,910
Transatlantic Holdings, Inc.
11/30/39	8.000%	507,000	712,141
Total			55,052,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Railroads 0.3%

BNSF Funding Trust I Junior Subordinated (b)
12/15/55	6.613%	$7,402,000	$8,419,775
Kansas City Southern
08/15/45	4.950%	2,234,000	2,546,617
Total			10,966,392

Restaurants 0.2%

BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	1,057,000	1,088,710
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)
06/01/26	5.250%	1,270,000	1,343,812
Yum! Brands, Inc.
11/01/43	5.350%	3,122,000	2,653,700
Total			5,086,222

Retail REIT 0.2%

Kimco Realty Corp.
06/01/23	3.125%	6,133,000	6,264,737

Retailers 0.7%

Asbury Automotive Group, Inc.
12/15/24	6.000%	1,176,000	1,208,340
CVS Health Corp.
12/01/22	4.750%	10,260,000	11,755,282
CVS Pass-Through Trust (a)
08/11/36	4.163%	5,059,900	5,318,543
Dollar Tree, Inc. (a)
03/01/23	5.750%	1,087,000	1,173,960
Group 1 Automotive, Inc.
06/01/22	5.000%	381,000	377,190
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	372,000	369,210
Hanesbrands, Inc. (a)
05/15/24	4.625%	406,000	416,150
05/15/26	4.875%	406,000	415,135
Penske Automotive Group, Inc.
12/01/24	5.375%	1,098,000	1,092,510
Rite Aid Corp.
06/15/21	6.750%	35,000	36,794
Junior Subordinated
02/15/27	7.700%	234,000	278,460
Rite Aid Corp. (a)
04/01/23	6.125%	586,000	621,892
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	396,000	412,830
12/01/25	5.625%	235,000	252,625
Total			23,728,921

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology 2.9%

Alliance Data Systems Corp. (a)
04/01/20	6.375%	$140,000	$143,850
08/01/22	5.375%	870,000	852,600
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	224,000	240,240
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)
06/01/19	3.480%	5,260,000	5,410,567
06/15/21	4.420%	6,805,000	7,110,789
06/15/21	5.875%	476,000	497,418
06/15/23	5.450%	14,970,000	15,855,206
06/15/24	7.125%	529,000	569,190
Equinix, Inc.
01/01/22	5.375%	1,628,000	1,713,470
01/15/26	5.875%	692,000	745,630
First Data Corp. (a)
08/15/23	5.375%	1,692,000	1,736,415
12/01/23	7.000%	1,917,000	1,972,114
01/15/24	5.750%	2,255,000	2,266,230
Hewlett Packard Enterprise Co. (a)
10/15/35	6.200%	4,408,000	4,510,693
10/15/45	6.350%	9,371,000	9,444,178
Infor US, Inc. (a)
08/15/20	5.750%	69,000	72,795
Informatica LLC (a)
07/15/23	7.125%	155,000	152,675
MSCI, Inc. (a)
11/15/24	5.250%	701,000	743,060
08/15/25	5.750%	506,000	551,135
Microsemi Corp. (a)
04/15/23	9.125%	666,000	755,910
NXP BV/Funding LLC (a)
06/15/22	4.625%	1,244,000	1,278,210
Oracle Corp.
09/15/21	1.900%	12,855,000	12,895,905
07/15/26	2.650%	9,195,000	9,239,559
07/15/36	3.850%	3,150,000	3,235,847
07/15/46	4.000%	2,475,000	2,563,422
PTC, Inc.
05/15/24	6.000%	833,000	886,479
Qualitytech LP/Finance Corp.
08/01/22	5.875%	595,000	609,875
Riverbed Technology, Inc. (a)
03/01/23	8.875%	386,000	403,370
Sensata Technologies UK Financing Co. PLC (a)
02/15/26	6.250%	524,000	566,575
Solera LLC/Finance, Inc. (a)
03/01/24	10.500%	719,000	776,074
VeriSign, Inc.
05/01/23	4.625%	1,445,000	1,486,544
04/01/25	5.250%	277,000	289,465

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

Zebra Technologies Corp.
10/15/22	7.250%	$1,510,000	$1,611,925
Total			91,187,415

Transportation Services 0.4%

ERAC U.S.A. Finance LLC (a)
12/01/26	3.300%	7,040,000	7,264,879
FedEx Corp.
11/15/45	4.750%	451,000	527,677
04/01/46	4.550%	3,575,000	4,032,836
Hertz Corp. (The)
01/15/21	7.375%	79,000	81,962
10/15/22	6.250%	158,000	165,900
Total			12,073,254

Wireless 0.4%

SFR Group SA (a)
05/15/22	6.000%	1,649,000	1,607,775
05/01/26	7.375%	1,475,000	1,473,156
Sprint Communications, Inc. (a)
11/15/18	9.000%	638,000	691,433
03/01/20	7.000%	2,461,000	2,611,736
Sprint Corp.
06/15/24	7.125%	1,997,000	1,764,949
02/15/25	7.625%	66,000	58,905
T-Mobile USA, Inc.
04/28/21	6.633%	1,010,000	1,061,762
04/01/23	6.625%	2,669,000	2,864,638
01/15/26	6.500%	1,119,000	1,211,877
Wind Acquisition Finance SA (a)
07/15/20	4.750%	532,000	529,675
04/23/21	7.375%	304,000	302,480
Total			14,178,386

Wirelines 1.2%

AT&T, Inc.
03/15/22	3.800%	3,983,000	4,293,674
02/17/26	4.125%	2,045,000	2,226,870
05/15/38	6.400%	1,880,000	2,365,581
03/15/42	5.150%	2,015,000	2,269,297
06/15/44	4.800%	2,520,000	2,671,966
CenturyLink, Inc.
12/01/23	6.750%	1,243,000	1,292,720
04/01/24	7.500%	829,000	884,958
04/01/25	5.625%	390,000	369,673
Frontier Communications Corp.
09/15/20	8.875%	681,000	731,864
04/15/22	8.750%	326,000	337,410
09/15/25	11.000%	3,325,000	3,549,438
Level 3 Communications, Inc.
12/01/22	5.750%	299,000	312,455
Level 3 Financing, Inc.
02/01/23	5.625%	1,326,000	1,392,300
05/01/25	5.375%	575,000	603,750
Level 3 Financing, Inc. (a)
03/15/26	5.250%	226,000	236,453

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

Telecom Italia SpA (a)
05/30/24	5.303%	$705,000	$715,575
Verizon Communications, Inc.
09/15/23	5.150%	5,579,000	6,540,290
03/15/34	5.050%	4,215,000	4,752,235
08/21/46	4.862%	754,000	846,311
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	1,706,000	1,774,240
05/15/25	6.375%	469,000	490,691
Total			38,657,751

Total Corporate Bonds & Notes
(Cost: $1,544,796,400)			$1,601,746,601

Residential Mortgage-Backed Securities - Agency 23.8%

Federal Home Loan Mortgage Corp.
06/01/17-11/01/26	8.500%	73,093	83,225
04/01/21	9.000%	1,134	1,147
08/01/24-02/01/25	8.000%	64,305	71,253
10/01/28-07/01/32	7.000%	860,586	1,035,861
10/01/31-07/01/37	6.000%	2,467,682	2,895,377
04/01/33-06/01/33	5.500%	1,812,960	2,078,196
01/01/46	3.500%	17,872,756	18,886,640
Federal Home Loan Mortgage Corp. (b)(f)
CMO IO STRIPS Series 309 Class S4
08/15/43	5.489%	1,657,901	380,341
CMO IO STRIPS Series 337 Class S1
09/15/44	5.569%	4,502,686	1,071,054
CMO IO Series 311 Class S1
08/15/43	5.469%	10,233,841	2,017,565
CMO IO Series 326 Class S2
03/15/44	5.469%	12,254,581	2,799,435
Federal Home Loan Mortgage Corp. (f)
CMO IO Series 329 Class C5
06/15/43	3.500%	22,673,230	3,558,346
CMO IO Series 4120 Class IA
10/15/42	3.500%	11,766,313	1,894,322
CMO IO Series 4176 Class BI
03/15/43	3.500%	4,002,337	634,703
CMO IO Series 4182 Class DI
05/15/39	3.500%	13,560,001	1,341,317
Federal National Mortgage Association
09/01/18	10.000%	7,220	7,528
04/01/23	8.500%	8,237	8,519
06/01/24	9.000%	15,822	17,272
02/01/25- 08/01/27	8.000%	112,788	130,989
03/01/26- 07/01/38	7.000%	2,519,838	3,036,583

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

04/01/27-06/01/32	7.500%	$223,648	$261,404
05/01/29-08/01/38	6.000%	14,897,130	17,153,105
08/01/29-12/01/43	3.000%	47,272,001	49,448,970
01/01/31	2.500%	10,163,728	10,558,935
03/01/33-01/01/40	5.500%	10,196,038	11,564,284
08/01/40-05/01/41	5.000%	15,643,078	17,352,001
10/01/40-07/01/41	4.500%	10,176,389	11,118,395
05/01/43-03/01/46	3.500%	90,439,599	95,797,065
08/01/43-09/01/45	4.000%	39,187,147	42,095,649
CMO Series 1988-4 Class Z
03/25/18	9.250%	4,153	4,278
Federal National Mortgage Association (b)
06/01/32	2.290%	3,752	3,763
07/01/37	5.964%	119,133	119,057
Federal National Mortgage Association (b)(f)
CMO IO Series 2013-101 Class CS
10/25/43	5.412%	6,920,388	1,762,112
CMO IO Series 2013-107 Class SB
02/25/43	5.462%	7,452,719	1,649,991
CMO IO Series 2014-93 Class ES
01/25/45	5.662%	4,062,790	877,672
CMO IO Series 2016-39 Class LS
07/25/46	5.512%	14,845,905	3,773,719
CMO IO Series 2016-4 Class BS
02/25/46	5.612%	5,797,936	1,393,892
CMO IO Series 2016-45 Class AS
07/25/46	5.512%	5,958,001	1,566,171
CMO IO Series 2016-50 Class GS
08/25/46	5.491%	7,000,000	1,585,937
CMO IO Series 416 Class S1
11/25/42	5.612%	4,396,765	1,036,230
Federal National Mortgage Association (c)
08/16/31	2.500%	27,000,000	27,965,039
08/16/31-08/11/46	3.000%	121,700,000	127,157,112
08/11/46	3.500%	65,675,000	69,364,090
08/11/46	4.000%	52,650,000	56,444,501
08/11/46	4.500%	33,375,000	36,394,029
Federal National Mortgage Association (f)
CMO IO STRIPS Series 413 Class C39
04/25/41	4.500%	6,184,268	1,016,394
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	6,844,394	702,643
CMO IO Series 2012-148 Class BI
01/25/43	3.500%	16,569,275	2,801,790
Federal National Mortgage Association (g)
CMO PO STRIPS Series 43 Class 1
09/25/18	0.000%	776	767
Government National Mortgage Association
10/15/16	9.000%	5	5

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

05/15/17	8.000%	$247	$249
12/15/23-07/20/28	7.500%	211,033	242,780
02/15/25	8.500%	22,279	26,305
01/15/30	7.000%	241,467	296,154
Government National Mortgage Association (b)
07/20/25	1.875%	21,610	22,294
Government National Mortgage Association (c)
08/18/46	3.000%	14,500,000	15,229,531
08/18/46	3.500%	82,250,000	87,416,328
08/18/46	4.000%	10,250,000	11,012,745
Government National Mortgage Association (f)
CMO IO Series 2012-38 Class MI
03/20/42	4.000%	8,807,460	1,309,365
CMO IO Series 2014-184 Class CI
11/16/41	3.500%	8,711,095	1,318,733
CMO IO Series 2015-53 Class EI
04/16/45	3.500%	2,265,901	458,466
Government National Mortgage Association (h)
05/15/42	3.000%	7,433,159	7,823,448

Total Residential Mortgage-Backed Securities - Agency
(Cost: $750,987,242)			$758,075,071

Residential Mortgage-Backed Securities - Non-Agency 4.3%

ASG Resecuritization Trust (a)(b)
CMO Series 2009-2 Class G70
05/24/36	3.106%	4,335,000	4,330,009
CMO Series 2009-2 Class G75
05/24/36	3.106%	4,335,000	4,375,807
American Mortgage Trust Series 2093-3 Class 3A (b)(d)
07/27/23	8.188%	2,694	1,634
Angel Oak Mortgage Trust LLC (a)
Series 2015-1
11/25/45	4.500%	1,026,979	1,029,693
11/25/45	5.500%	1,500,000	1,493,489
BCAP LLC Trust (a)
09/26/36	3.500%	4,472,410	4,472,501
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	3,133,559	3,133,912
BCAP LLC Trust (a)(b)
08/26/36	0.573%	2,168,649	2,138,979
CMO Series 2012-RR10 Class 9A1
10/26/35	2.945%	951,045	957,334
CMO Series 2014-RR3 Class 3A1
07/26/36	0.582%	543,418	521,427
Series 2010-RR11 Class 8A1
05/27/37	5.390%	3,138,412	3,134,538
Series 2011-RR5 Class 11A4
05/28/36	0.603%	2,039,534	1,928,716
BCAP LLC Series 2013-RR2 Class 7A1 (a)
07/26/36	3.000%	2,155,896	2,153,675

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Banc of America Funding Trust
CMO Series 2012-R5 Class A (a)(b)
10/03/39	0.728%	$469,672	$468,761
Bayview Opportunity Master Fund IIA Trust
Series 2016-RPL3 Class A1 (a)
07/28/31	3.475%	2,000,000	2,000,000
Bayview Opportunity Master Fund Trust
Series 2014-16RP Class A (a)(b)
11/28/29	3.844%	361,253	362,808
Bellemeade Re II Ltd.
CMO Series 2016-1A Class M2A (a)(b)
04/25/26	4.988%	1,000,000	1,005,000
CAM Mortgage Trust (a)
CMO Series 2016-1 Class A
01/15/56	4.000%	1,822,278	1,820,009
CAM Mortgage Trust (a)(b)
Series 2015-1 Class A
07/15/64	3.500%	250,424	249,691
COLT LLC (a)(b)(d)
CMO Series 15-1 Class A2
12/26/45	4.238%	1,120,428	1,110,429
Series 2015-A Class A2
07/27/20	4.238%	1,500,000	1,468,425
COLT Mortgage Loan Trust
CMO Series 2016-1 Class A2 (a)
05/25/46	3.500%	982,948	985,255
CSMC Trust
CMO Series 2015-RPL1 Class A2 (a)(b)
02/25/57	4.633%	1,600,000	1,503,124
Citigroup Mortgage Loan Trust, Inc. (a)
CMO Series 15-PS1 Class A1
09/25/42	3.750%	2,105,610	2,156,152
Citigroup Mortgage Loan Trust, Inc. (a)(b)
CMO Series 2012-7 Class 12A1
03/25/36	2.866%	1,187,087	1,178,447
CMO Series 2012-9 Class 1A1
02/20/36	2.753%	2,302,202	2,273,081
CMO Series 2013-2 Class 1A1
11/25/37	2.836%	3,154,467	3,148,179
CMO Series 2014-11 Class 3A3
09/25/36	0.613%	601,000	553,570
CMO Series 2014-12 Class 3A1
10/25/35	3.039%	6,797,848	6,812,123
CMO Series 2014-2 Class 3A3
08/25/37	0.593%	1,000,000	962,520
CMO Series 2014-C Class A
02/25/54	3.250%	1,181,630	1,118,604
CMO Series 2015-A Class A4
06/25/58	4.250%	3,988,796	4,134,158
CMO Series 2015-A Class B3
06/25/58	4.500%	971,772	955,454
Series 2013-11 Class 3A3
09/25/34	2.737%	848,949	783,277
Citigroup Mortgage Loan Trust, Inc. (a)(f)
CMO IO Series 2015-A Class A1IO

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

06/25/58	1.000%	$19,180,592	$633,888
Contimortgage Home Equity Loan Trust
CMO Series 1996-4 Class A9 (NPFGC)
01/15/28	6.880%	19,584	19,246
Countrywide Home Equity Loan Trust
CMO Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,367,580	1,362,860
CMO Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	1,229,811	1,223,526
Credit Suisse Mortgage Capital Certificates (a)
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	1,000,000	980,086
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2009-14R Class 4A9
10/26/35	2.945%	7,740,000	7,782,985
CMO Series 2011-12R Class 3A1
07/27/36	2.849%	2,728,010	2,693,801
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	734,584	733,519
CMO Series 2011-17R Class 3A1
10/27/35	2.438%	426,189	425,069
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	8,614,934	8,528,930
CMO Series 2014-RPL4 Class A2
08/25/62	4.764%	3,500,000	3,460,425
Series 2012-11 Class 3A2
06/29/47	1.460%	683,442	615,773
Credit Suisse Securities (USA) LLC (a)
CMO Series 2014-RPL1 Class A3
02/25/54	4.154%	500,000	493,190
Credit Suisse Securities (USA) LLC (a)(b)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	7,515,763	7,436,325
Deephaven Residential Mortgage Trust
Series 2016-1A Class A2 (a)
07/25/46	5.500%	2,700,000	2,698,685
GCAT LLC
CMO Series 2014-2 Class A1 (a)(b)
10/25/19	3.721%	1,623,325	1,610,539
GFT Mortgage Loan Trust
CMO Series 2015-GFT1 Class A (a)(b)
01/25/55	3.721%	200,845	200,809
JPMorgan Resecuritization Trust (a)
CMO Series 2014-5 Class 6A
09/27/36	4.000%	2,375,040	2,376,506
JPMorgan Resecuritization Trust (a)(b)
CMO Series 2014-1 Class 1016
03/26/36	2.851%	4,210,000	4,165,584
Morgan Stanley Re-Remic Trust
CMO Series 2010-R1 Class 2B (a)(b)
07/26/35	2.952%	3,150,000	3,129,287
NRPL Trust
Series 2014-1A Class A1 (a)(b)
04/25/54	3.250%	1,646,587	1,653,350
Nomura Asset Acceptance Corp. Alternative Loan Trust (b)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	$349,236	$347,452
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	2,212,704	2,201,016
Nomura Resecuritization Trust (a)(b)
CMO Series 2012-3R Class 1A1
01/26/37	0.626%	2,699,026	2,607,946
CMO Series 2014-6R Class 3A1
01/26/36	0.713%	4,996,563	4,685,628
Pretium Mortgage Credit Partners
Series 2015-NPL2 Class A1 (a)(b)
07/27/30	3.750%	848,317	848,066
Renaissance Home Equity Loan Trust
CMO Series 2005-3 Class M2 (b)
11/25/35	5.355%	4,750,000	375,909
Selene Non-Performing Loans LLC
CMO Series 2014-1A Class A (a)(b)
05/25/54	2.981%	525,807	522,369
Sequoia Mortgage Trust
CMO Series 2004-6 Class B2 (b)
07/20/34	1.807%	795,370	260,086
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
CMO Series 2004-21XS Class 2A6A (b)
12/25/34	5.240%	26,467	26,904
VML LLC
CMO Series 2014-NPL1 Class A1 (a)
04/27/54	3.875%	1,716,201	1,708,184
Vericrest Opportunity Loan Transferee XLIV LLC
CMO Series 2016-NPL4 Class A1 (a)(b)
04/25/46	4.250%	2,905,392	2,917,341
Vericrest Opportunity Loan Transferee XLVIII LLC
Series 2016-NPL8 Class A1 (a)
07/25/46	3.500%	985,000	983,946
Vericrest Opportunity Loan Transferee
CMO Series 2015-NPL4 Class A1 (a)
02/25/55	3.500%	1,668,076	1,664,056
Wedgewood Real Estate Trust
CMO Series 2016-1 Class A2 (a)
07/15/46	5.000%	1,000,000	995,633

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $141,724,229)			$137,089,700

Commercial Mortgage-Backed Securities - Non-Agency 4.7%

American Homes 4 Rent Trust (a)
Series 2014-SFR3 Class A
12/17/36	3.678%	1,555,800	1,675,651
Series 2015-SFR2 Class A
10/17/45	3.732%	4,515,892	4,897,065

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

American Homes 4 Rent (a)
Series 2015-SFR1 Class F
04/17/52	5.885%	$1,000,000	$981,777
American Homes 4 Rent (a)(b)
Series 2014-SFR1 Class E
06/17/31	2.981%	500,000	484,295
Series 2014-SFR1 Class F
06/17/31	3.731%	1,300,000	1,244,537
B2R Mortgage Trust
Series 2015-2 Class E (a)(b)
11/15/48	5.487%	500,000	437,800
BAMLL Re-REMIC Trust
CMO PO Series 2013-FRR1 Class A1 (a)(g)
12/26/20	0.000%	2,000,000	1,643,174
BB-UBS Trust Subordinated,
Series 2012-SHOW Class D (a)(b)
11/05/36	4.026%	3,000,000	3,056,576
BHMS Mortgage Trust
Series 2014-ATLS Class DFX (a)(b)
07/05/33	4.691%	1,500,000	1,453,325
Banc of America Merrill Lynch Re-Remic Trust
Series 2015-FR11 Class A705 (a)(b)
09/27/44	1.872%	1,000,000	921,695
CGGS Commercial Mortgage Trust
Series 2016-RNDA Class AFX (a)
02/10/33	2.757%	11,000,000	11,257,423
Capmark Mortgage Securities, Inc.
CMO IO Series 1997-C1 Class X (b)(f)
07/15/29	1.503%	1,662,585	45,369
Citigroup Commercial Mortgage Trust
Series 2015-GC29 Class A3
04/10/48	2.935%	2,215,000	2,308,815
Series 2016-P3 Class A3
04/15/49	3.063%	7,800,000	8,296,258
Commercial Mortgage Trust
Series 2015-LC19 Class A4
02/10/48	3.183%	2,140,000	2,290,846
Credit Suisse Commercial Mortgage Trust
Series 2007-C3 Class A4 (b)
06/15/39	5.699%	2,105,063	2,135,319
DBUBS Mortgage Trust
Series 2011-LC2A Class A4 (a)
07/10/44	4.537%	10,865,000	12,133,166
GS Mortgage Securities Trust
Series 2007-GG10 Class AM (b)
08/10/45	5.795%	3,500,000	3,179,438
General Electric Capital Assurance Co.
Series 2003-1 Class A5 (a)
05/12/35	5.743%	2,148,985	2,322,987
Houston Galleria Mall Trust
Series 2015-HGLR Class A1A2 (a)
03/05/37	3.087%	3,000,000	3,078,948

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Invitation Homes Trust (a)(b)
Series 2015-SFR3 Class E
08/17/32	4.232%	$3,000,000	$2,999,992
Series 2015-SFR3 Class F
08/17/32	5.232%	4,000,000	4,007,317
Subordinated, Series 2014-SFR3 Class F
12/17/31	5.482%	1,000,000	1,007,819
Subordinated, Series 2015-SFR1 Class E
03/17/32	4.682%	2,250,000	2,272,866
Subordinated, Series 2015-SFR2 Class E
06/17/32	3.632%	749,000	735,443
Subordinated, Series 2015-SFR2 Class F
06/17/32	4.182%	800,000	774,414
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/48	3.231%	765,000	823,257
Series 2015-C27 Class A4
02/15/48	3.179%	3,593,000	3,835,834
Series 2015-C28 Class A4
10/15/48	3.227%	6,510,000	6,970,967
JPMCC Re-REMIC Trust (a)(b)
Series 2016-GG10 Class AMA
08/15/45	5.795%	9,500,000	9,530,095
Series 2016-GG10 Class AMB
08/15/45	5.795%	4,000,000	3,963,388
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR1 Class A4B1 (a)
03/18/51	1.000%	2,500,000	2,406,915
LB Commercial Mortgage Trust
Series 2007-C3 Class AM (b)
07/15/44	5.918%	4,640,000	4,770,107
LB-UBS Commercial Mortgage Trust
Series 2007-C2 Class A3
02/15/40	5.430%	4,526,588	4,582,642
Merrill Lynch Mortgage Investors Trust CMO IO
Series 1998-C3 Class IO (b)(f)
12/15/30	0.904%	1,902,219	17,325
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20 Class A3
02/15/48	2.988%	2,560,000	2,679,167
Series 2015-C21 Class A3
03/15/48	3.077%	2,745,000	2,895,289
Morgan Stanley Capital I Trust
Series 2014-150E Class A (a)
09/09/32	3.912%	4,080,000	4,526,780
Morgan Stanley Re-Remic Trust (a)(b)
Series 2009-GG10 Class A4B
08/12/45	5.795%	4,285,000	4,356,234
Series 2010-GG10 Class A4B
08/15/45	5.795%	2,665,000	2,709,303
ORES NPL LLC
Series 2014-LV3 Class A (a)
03/27/24	3.000%	604,164	604,164
Rialto Real Estate Fund LLC (a)
Series 2014-LT6 Class A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
09/15/24	2.750%	$336,676	$335,886
Subordinated, Series 2015-LT7 Class B
12/25/32	5.071%	2,000,000	2,000,000
Rialto Real Estate Fund LP (a)
Series 2014-LT5 Class A
05/15/24	2.850%	474,296	473,365
Series 2014-LT6 Class B
09/15/24	5.486%	1,000,000	999,418
VFC LLC Subordinated, Series 2015-3 Class B (a)
12/20/31	4.750%	500,000	500,000
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5
11/15/47	3.607%	3,180,000	3,486,078
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 Class A4
02/15/48	3.166%	5,425,000	5,773,830
Series 2015-LC20 Class A4
04/15/50	2.925%	4,460,000	4,657,476
Series 2016-C33 Class A4
03/15/59	3.426%	2,200,000	2,395,069
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $149,747,736)			$150,934,904

Asset-Backed Securities - Agency 1.3%
United States Small Business Administration
Series 2012-20C Class 1
03/01/32	2.510%	938,438	965,254
Series 2012-20G Class 1
07/01/32	2.380%	1,424,768	1,460,638
Series 2012-20L Class 1
12/01/32	1.930%	1,573,753	1,574,658
Series 2013-20A Class 1
01/01/33	2.130%	3,725,750	3,771,987
Series 2013-20C Class 1
03/01/33	2.220%	8,229,068	8,385,338
Series 2014-20D Class 1
04/01/34	3.110%	3,621,711	3,863,374
Series 2014-20F Class 1
06/01/34	2.990%	3,877,772	4,088,197
Series 2015-20C Class 1
03/01/35	2.720%	1,492,152	1,551,986
Series 2016-20F Class 1
06/01/36	2.180%	14,000,000	14,169,774
Total Asset-Backed Securities - Agency (Cost: $38,738,257)			$39,831,206

Asset-Backed Securities - Non-Agency 14.4%
A Voce CLO Ltd. (a)(b)
Series 2014-1A Class A1B
07/15/26	2.140%	4,690,000	4,670,837
Series 2014-1A Class A2A
07/15/26	2.680%	3,375,000	3,299,400

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
ARI Fleet Lease Trust Series 2014-A Class A2 (a)
11/15/22	0.810%	$437,730	$437,222
Ally Auto Receivables Trust Series 2015-SN1 Class A2B (b)
06/20/17	0.867%	1,311,585	1,311,701
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2B (b)
10/08/19	1.173%	2,545,000	2,547,545
Apidos CLO XXII Series 2015-22A Class D (a)(b)
10/20/27	6.696%	1,000,000	916,689
Ares CLO Ltd. Series 2014-32A Class C (a)(b)
11/15/25	4.826%	1,500,000	1,474,616
Ares XXX CLO Ltd. Series 2014-30A Class A2 (a)(b)
04/20/23	1.546%	2,936,396	2,915,600
Ares XXXVII CLO Ltd. Series 2015-4A Class D1 (a)(b)
10/15/26	7.480%	1,000,000	966,112
Ascentium Equipment Receivables LLC (a)
Series 2015-1A Class A2
07/10/17	1.150%	173,810	173,806
Series 2015-2A Class A2
12/11/17	1.570%	2,598,640	2,600,407
Avery Point VII CLO Ltd. (a)(b)
01/15/28	7.280%	1,400,000	1,343,002
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A (a)
12/20/21	2.630%	6,385,000	6,456,577
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	508,283	508,200
Barclays Dryrock Issuance Trust Series 2014-1 Class A (b)
12/16/19	0.841%	5,140,000	5,140,055
CNH Equipment Trust Series 2015-B Class A3
07/15/20	1.370%	1,135,000	1,136,346
CNH Wholesale Master Note Trust Series 2013-2A Class A (a)(b)
08/15/19	1.081%	8,615,000	8,623,613
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	5,640,000	5,772,011
Cabela’s Credit Card Master Note Trust (a)(b)
Series 2012-1A Class A2
02/18/20	1.011%	2,010,000	2,011,163
Cabela’s Master Credit Card Trust Series 2014-1 Class A (b)
03/16/20	0.831%	1,820,000	1,818,961
Carlyle Global Market Strategies CLO Ltd. (a)(b)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2016-1A Class A2
04/20/27	2.982%	$7,300,000	$7,342,793
Series 2016-1A Class D
04/20/27	8.232%	1,200,000	1,205,290
Carlyle Global Market Strategies CLO Series 2015-5A Class C (a)(b)
01/20/28	4.542%	1,500,000	1,475,865
Chesapeake Funding II LLC Series 2016-2A Class A2 (a)(b)
06/15/28	1.448%	5,200,000	5,199,926
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.720%	115,148	115,503
Series 2013-1A Class A
01/07/25	0.920%	862,874	862,622
Series 2014-1A Class A
03/07/26	0.890%	10,582,136	10,548,874
Series 2015-1A Class A
02/07/27	0.965%	3,238,888	3,232,965
Citibank Credit Card Issuance Trust Series 2014-A5 Class A5
06/07/23	2.680%	4,075,000	4,305,170
Cole Park CLO Ltd. Series 2015 Class E (a)(b)
10/20/28	6.796%	1,000,000	924,316
Conn’s Receivables Funding LLC (a)
Series 2016-A Class A
04/16/18	4.680%	4,957,964	4,958,490
Subordinated, Series 2016-A Class B
08/15/18	8.960%	1,000,000	1,005,357
Conseco Financial Corp. Series 1997-6 Class A10
01/15/29	6.870%	49,146	49,002
DRB Prime Student Loan Trust Series 2016-B Class A2 (a)
06/25/40	2.890%	4,333,411	4,347,755
DT Auto Owner Trust Subordinated, Series 2014-1A Class D (a)
01/15/21	3.980%	4,350,000	4,417,874
Dell Equipment Finance Trust (a)
Series 2016-1 Class A2
09/24/18	1.430%	1,720,000	1,718,604
Dell Equipment Finance Trust (a)(b)
Series 2015-2 Class A2B
12/22/17	1.387%	1,535,000	1,537,034
Discover Card Execution Note Trust Series 2012-A6 Class A6
01/18/22	1.670%	2,880,000	2,916,725
Dryden Senior Loan Fund Series 2014-33A Class B (a)(b)
07/15/26	2.680%	3,050,000	3,049,976
Dryden XXIV Senior Loan Fund Series 2012-24RA Class AR (a)(b)
11/15/23	1.916%	5,405,000	5,391,239
Enterprise Fleet Financing LLC (a)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2015-1 Class A2
09/20/20	1.300%	$4,728,237	$4,718,213
Series 2015-2 Class A2
02/22/21	1.590%	4,203,318	4,202,322
Series 2016-2 Class A2
02/22/22	1.740%	2,800,000	2,797,598
Exeter Automobile Receivables Trust Subordinated, Series 2013-2A Class D (a)
08/17/20	6.810%	1,900,000	1,954,614
Ford Credit Auto Owner Trust (a)
Series 2014-2 Class A
04/15/26	2.310%	11,055,000	11,298,294
Series 2015-1 Class A
07/15/26	2.120%	19,335,000	19,646,560
Series 2015-2 Class A
01/15/27	2.440%	5,695,000	5,872,955
Ford Credit Floorplan Master Owner Trust Series 2013-2 Class A (a)
03/15/22	2.090%	8,300,000	8,448,056
GE Dealer Floorplan Master Note Trust (b)
Series 2012-2 Class A
04/22/19	1.237%	4,480,000	4,488,730
Series 2014-1 Class A
07/20/19	0.867%	7,625,000	7,611,659
Series 2015-1 Class A
01/20/20	0.987%	7,845,000	7,826,410
GM Financial Automobile Leasing Trust Series 2015-1 Class A2
12/20/17	1.100%	7,091,048	7,092,653
GMF Floorplan Owner Revolving Trust Series 2016-1 Class A2 (a)(b)
05/17/21	1.350%	3,440,000	3,440,013
Golden Credit Card Trust Series 2015-3A Class A (a)(b)
07/15/19	0.901%	5,555,000	5,551,160
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A (a)(b)
04/19/26	2.138%	4,880,000	4,880,810
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A2 (a)
06/20/17	1.120%	1,059,428	1,059,907
Green Tree Agency Advance Funding Trust I Series 2015-T1 Class AT1 (a)
10/15/46	2.302%	6,350,000	6,347,270
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/20	1.410%	1,780,000	1,784,806
Harley-Davidson Motorcycle Trust (b)
Series 2015-1 Class A2B
01/15/19	0.781%	988,236	988,445
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	1.024%	3,477,402	3,479,555
Series 2014-1 Class A
04/10/28	0.874%	1,991,142	1,991,976
Series 2015-1 Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
07/10/29	1.044%	$7,702,274	$7,719,961
Series 2016-1 Class A1
04/10/30	1.541%	9,335,000	9,334,997
Hertz Vehicle Financing II LP Series 2015-3A Class A (a)
09/25/21	2.670%	2,870,000	2,898,458
Hertz Vehicle Financing LLC Series 2016-1A Class A (a)
03/25/20	2.320%	2,600,000	2,611,138
Honda Auto Receivables Owner Trust Series 2013-4 Class A3
09/18/17	0.690%	117,411	117,385
Huntington Auto Trust Series 2015-1 Class A2
10/16/17	0.760%	932,249	932,221
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A (a)
12/15/17	0.950%	4,402,144	4,401,243
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A1 (a)(b)
03/15/21	1.381%	1,425,000	1,432,430
John Deere Owner Trust Series 2016-A Class A2
10/15/18	1.150%	3,520,000	3,519,048
Kubota Credit Owner Trust Series 2016-1A Class A2 (a)(c)
04/15/19	1.250%	2,700,000	2,699,822
Mercedes-Benz Master Owner Trust Series 2015-AA Class A (a)(b)
04/15/19	0.801%	9,420,000	9,429,419
Mountain View Funding CLO Series 2007-3A Class A1 (a)(b)
04/16/21	0.894%	2,946,036	2,946,062
NRZ Advance Receivables Trust Series 2015-T3 Class AT3 (a)
11/15/46	2.540%	6,120,000	6,123,460
New York City Tax Lien Trust (a)
Series 2015-A Class A
11/10/28	1.340%	1,369,124	1,362,572
New York City Tax Lien Trust (a)(c)(d)
Series 2016-A Class A
11/10/29	1.470%	3,060,000	3,059,597
Nissan Auto Receivables Owner Trust Series 2015-A Class A1 (b)
01/15/20	0.881%	5,895,000	5,892,150
OZLM VII Ltd. (a)(b)
Series 2014-7A Class A1A
07/17/26	2.099%	10,800,000	10,799,946
Series 2014-7A Class A2A
07/17/26	2.729%	4,195,000	4,183,946
Oak Hill Credit Partners X Ltd. Series 2014-10A Class A (a)(b)
07/20/26	2.166%	5,570,000	5,570,696

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Octagon Investment Partners 24 Ltd. Series 2015-1A Class A1 (a)(b)
05/21/27	2.104%	$12,000,000	$11,960,316
Octagon Investment Partners XIX Ltd. Series 2014-A Class 1A (a)(b)
04/15/26	2.200%	1,540,000	1,539,958
Octagon Investment Partners XXI Ltd. (a)(b)
Series 2014-1A Class A1A
11/14/26	2.096%	1,600,000	1,597,056
Series 2014-1A Class A1B
11/14/26	1.946%	9,200,000	9,192,116
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1 (a)(b)
11/25/25	5.952%	1,000,000	867,407
Octagon Investment Partners XXVI Ltd. Series 2016-1A Class B1 (a)(b)
04/15/27	3.124%	7,000,000	7,056,301
Ocwen Master Advance Receivables Trust Series 2015-1 Class AT1 (a)
09/17/46	2.537%	4,555,000	4,554,595
OneMain Direct Auto Receivables Trust Series 2016-1A Class A (a)
01/15/21	2.040%	5,300,000	5,295,808
OneMain Financial Issuance Trust (a)
Series 2015-1A Class A
03/18/26	3.190%	5,085,000	5,151,322
Series 2015-2A Class A
07/18/25	2.570%	11,165,000	11,173,145
SMART ABS Series Trust Series 2015-3US Class A2B (b)
04/16/18	1.229%	3,386,640	3,380,066
SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2 (a)
01/15/47	2.620%	3,825,000	3,827,286
Seneca Park CLO Ltd. Series 2014-1A Class D (a)(b)
07/17/26	4.179%	500,000	478,881
Sierra Timeshare Receivables Funding LLC Series 2016-2A Class A (a)
07/20/33	2.330%	3,800,000	3,792,580
SoFi Professional Loan Program LLC (a)
Series 2016-A
12/26/36	2.760%	7,416,848	7,356,032
SoFi Professional Loan Program LLC (a)(d)(i)
Series 2015-D Class RC
10/26/37	0.000%	1	665,878
Series 2016-A Class RPO
01/25/38	0.000%	3	1,731,830
Series 2016-B Class RC
04/25/37	0.000%	1	520,000
Symphony CLO V Ltd. Series 2007-5A Class A1 (a)(b)
01/15/24	1.430%	10,821,047	10,635,272

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
TAL Advantage V LLC Series 2014-2A Class A1 (a)
05/20/39	1.700%	$1,673,924	$1,650,477
Venture XI CLO Ltd. Series 2012-11A Class AR (a)(b)
11/14/22	1.926%	9,475,000	9,441,733
Volkswagen Auto Lease Trust Series 2015-A Class A2B (b)
06/20/17	0.807%	1,069,719	1,070,100
Volkswagen Auto Loan Enhanced Trust
Series 2013-1 Class A3
08/21/17	0.560%	11,342	11,341
Series 2013-2 Class A3
04/20/18	0.700%	2,783,044	2,780,238
Wheels SPV 2 LLC Series 2015-1A Class A2 (a)
04/22/24	1.270%	2,646,504	2,650,369
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/23	2.150%	11,475,000	11,676,482
Series 2015-B Class A
06/17/24	2.550%	10,735,000	11,079,924
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/18	1.540%	6,015,000	6,039,612
World Omni Automobile Lease Securitization Trust (b)
Series 2015-A Class A2B
05/15/18	0.861%	2,883,118	2,882,814
Total Asset-Backed Securities - Non-Agency (Cost: $456,653,198)			$459,304,739

U.S. Treasury Obligations 9.6%
U.S. Treasury
09/15/16	0.875%	86,115,000	86,174,089
11/15/16	0.625%	20,900,000	20,918,329
06/30/18	0.625%	7,391,000	7,385,804
07/15/19	0.750%	3,228,000	3,227,119
06/30/21	1.125%	25,614,000	25,726,061
06/30/23	1.375%	23,287,000	23,419,806
05/15/26	1.625%	73,407,700	74,505,953
02/15/46	2.500%	25,593,000	27,295,523
U.S. Treasury (i)
STRIPS
05/15/43	0.000%	68,949,000	37,840,314
Total U.S. Treasury Obligations (Cost: $293,930,364)			$306,492,998

U.S. Government & Agency Obligations 0.7%
Residual Funding Corp. (i)
STRIPS
01/15/30	0.000%	22,716,000	16,441,727

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
04/15/30	0.000%	$8,705,000	$6,319,055
Total U.S. Government & Agency Obligations (Cost: $20,876,965)			$22,760,782

Foreign Government Obligations(j) 1.2%
Chile 0.1%
Chile Government International Bond
10/30/22	2.250%	2,900,000	2,958,000
Colombia 0.1%
Colombia Government International Bond
01/18/41	6.125%	1,697,000	1,956,251
France 0.5%
Electricite de France SA (a)
10/13/55	5.250%	16,266,000	17,748,321
Mexico 0.2%
Mexico Government International Bond
03/15/22	3.625%	4,114,000	4,344,384
03/08/44	4.750%	2,105,000	2,252,350
Total			6,596,734
Panama 0.1%
Panama Government International Bond
01/26/36	6.700%	1,635,000	2,213,381
Peru 0.1%
Peruvian Government International Bond
03/14/37	6.550%	1,725,000	2,354,625
Philippines —%
Philippine Government International Bond
10/23/34	6.375%	525,000	778,432
Qatar 0.1%
Nakilat, Inc. (a)
12/31/33	6.067%	2,293,000	2,596,822
Total Foreign Government Obligations (Cost: $33,769,322)			$37,202,566

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.5%
California 0.5%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds
Series 2009
07/01/34	5.750%	$11,150,000	$15,090,633
Illinois 0.2%
City of Chicago Waterworks Revenue Bonds Build America Bonds
Series 2010
11/01/40	6.742%	1,520,000	2,021,737
City of Chicago
Unlimited General Obligation Bonds
Taxable Project
Series 2011-C1
01/01/35	7.781%	1,090,000	1,199,839
Unlimited General Obligation Refunding Bonds Taxable
Series 2014B
01/01/44	6.314%	2,530,000	2,415,543
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/33	7.375%	835,000	892,874
Total			6,529,993
Kentucky 0.3%
Kentucky Asset Liability Commission Taxable Revenue Bonds
Series 2010
04/01/18	3.165%	8,880,995	9,065,719
Ohio 0.3%
JobsOhio Beverage System Taxable Revenue Bonds
Series 2013B
01/01/35	4.532%	8,565,000	10,330,589
Puerto Rico 0.2%
Puerto Rico Sales Tax Financing Corp. (k)
Revenue Bonds
1st Senior Series 2009C
08/01/57	5.750%	1,010,000	712,717
Subordinated Revenue Bonds
1st Series 2009A-1
08/01/43	5.250%	4,335,000	2,103,299
1st Series 2009B
08/01/44	6.500%	1,020,000	520,220
1st Series 2010C

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Puerto Rico (continued)
08/01/41	5.250%	$5,075,000	$2,465,638
Total			5,801,874
Total Municipal Bonds (Cost: $42,108,456)			$46,818,808

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 1.3%
Banking 0.9%
M&T Bank Corp. (b)
12/31/49	6.375%	7,243	$7,949,192
12/31/49	6.375%	1,660	1,867,500
State Street Corp. (b)
12/31/49	5.350%	129,765	3,590,597
12/31/49	5.900%	96,890	2,851,473
U.S. Bancorp (b)
12/31/49	6.500%	176,437	5,411,323
Wells Fargo & Co.
12/31/49	7.500%	7,000	9,318,820
Total			30,988,905
Brokerage/Asset Managers/Exchanges 0.1%
Merrill Lynch Capital Trust I (b)
12/15/66	6.450%	85,000	2,176,850
Building Materials 0.2%
Stanley Black & Decker, Inc.
07/25/52	5.750%	243,050	6,411,659
Property & Casualty 0.1%
Allstate Corp. (The) (b)
01/15/53	5.100%	61,205	1,708,844
Total Preferred Debt (Cost: $37,658,496)			$41,286,258

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Chemicals —%
PQ Corp. Tranche B1 Term Loan (b)(l)
11/04/22	5.750%	138,649	$139,747

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing 0.1%
Accudyne Industries Borrower SCA/LLC Term Loan (b)(c)(l)
12/13/19	4.000%	$690,000	$642,273
Manitowoc Foodservice, Inc. Tranche B Term Loan (b)(l)
03/03/23	5.750%	381,384	385,198
Total			1,027,471

Electric —%
Dynegy, Inc. Tranche B2 Term Loan (b)(l)
06/15/23	5.000%	937,000	937,000

Pharmaceuticals —%
Concordia Healthcare Corp. Term Loan (b)(l)
10/21/21	5.250%	298,500	291,784
Total Senior Loans (Cost: $2,351,698)			$2,396,002

Issuer	Shares	Value

Common Stocks —%
FINANCIALS —%
Insurance —%
WMI Holdings Corp. Escrow (d)(m)(n)	2,725	$—
WMIH Corp. (m)	54,217	131,205
Total		131,205
TOTAL FINANCIALS		131,205

INDUSTRIALS —%
Airlines —%
United Continental Holdings, Inc. (m)	1,493	$70,007
TOTAL INDUSTRIALS		70,007
Total Common Stocks (Cost: $1,511,104)		$201,212

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.1%
Put - OTC 5-Year Interest Rate Swap(o)	20,000,000	2.00	12/12/16	4,782
Put - OTC 5-Year Interest Rate Swap(o)	175,000,000	2.00	07/16/18	1,527,418

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts (continued)
Put - OTC 5-Year Interest Rate Swap(o)
	16,500,000	2.15	09/09/16	$3

Total Options Purchased Puts (Cost: $2,274,125)				$1,532,203

	Shares	Value

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.439% (p)(q)	3,553,521	3,553,521
Total Money Market Funds (Cost: $3,553,521)		$3,553,521
Total Investments
(Cost: $3,520,681,113) (r)		$3,609,226,571(s)
Other Assets & Liabilities, Net		(429,412,495)
Net Assets		$3,179,814,076

At July 31, 2016, securities totaling $26,993,482 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at July 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	08/19/2016	3,354,000 EUR	3,729,749 USD	—	(22,532)

Futures Contracts Outstanding at July 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	4	USD	532,188	09/2016	4,335	—
U.S. Treasury 10-Year Note	40	USD	5,321,875	09/2016	1,424	—
U.S. Treasury 5-Year Note	3,711	USD	452,799,984	09/2016	7,483,012	—
Total			458,654,047		7,488,771	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	(13)	USD	(2,267,688)	09/2016	—	(16,683)
U.S. Long Bond	(17)	USD	(2,965,438)	09/2016	—	(207,885)
U.S. Treasury 2-Year Note	(39)	USD	(8,541,000)	09/2016	—	(60)
U.S. Treasury 2-Year Note	(455)	USD	(99,645,000)	09/2016	—	(121,678)
U.S. Treasury Ultra 10-Year Note	(35)	USD	(5,117,109)	09/2016	—	(41,746)
U.S. Ultra Bond	(28)	USD	(5,334,875)	09/2016	—	(40,309)
U.S. Ultra Bond	(137)	USD	(26,102,781)	09/2016	—	(1,811,753)
Total			(149,973,891)		—	(2,240,114)

Credit Default Swap Contracts Outstanding at July 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Electricite de France SA	12/20/2020	1.000	USD	1,640,000	(17,812)	—	(7,512)	(1,822)	—	(12,122)
Barclays	Electricite de France SA	12/20/2020	1.000	USD	1,640,000	(17,812)	—	(4,097)	(1,822)	—	(15,537)
Barclays	Electricite de France SA	12/20/2020	1.000	USD	1,635,000	(17,757)	—	(3,398)	(1,817)	—	(16,176)
Barclays	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	3,065,000	(8,003)	36,598	—	(3,406)	—	(48,007)
Barclays	Home Depot, Inc.	06/20/2021	1.000	USD	21,605,000	(797,042)	—	(729,509)	(24,006)	—	(91,539)
Barclays	International Business Machines Corp.	06/20/2021	1.000	USD	3,070,000	(53,560)	—	(60,720)	(3,411)	3,749	—

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Morgan Stanley	06/20/2021	1.000	USD	6,080,000	(16,764)	—	(2,821)	(6,756)	—	(20,699)
Barclays	Viacom, Inc.	06/20/2021	1.000	USD	3,110,000	30,431	133,195	—	(3,456)	—	(106,220)
Citi	Bank of America Corp.	06/20/2021	1.000	USD	6,085,000	(54,716)	—	(59,696)	(6,761)	—	(1,781)
Citi	Campbell Soup Co.	06/20/2021	1.000	USD	6,945,000	(205,113)	—	(203,979)	(7,717)	—	(8,851)
Citi	D.R. Horton, Inc.	12/20/2020	1.000	USD	8,925,000	(42,511)	204,316	—	(9,917)	—	(256,744)
Citi	Energy Transfer Partners, LP	12/20/2020	1.000	USD	1,640,000	104,512	92,679	—	(1,822)	10,011	—
Citi	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	3,160,000	(17,962)	7,871	—	(3,511)	—	(29,344)
Citi	Home Depot, Inc.	06/20/2021	1.000	USD	15,435,000	(569,422)	—	(504,997)	(17,150)	—	(81,575)
Citi	International Business Machines Corp.	06/20/2021	1.000	USD	3,040,000	(53,036)	—	(58,758)	(3,378)	2,344	—
Citi	Kinder Morgan, Inc.	12/20/2020	1.000	USD	3,280,000	184,815	261,375	—	(3,644)	—	(80,204)
Citi	Markit CDX Emerging Markets Index, Series 25	06/20/2021	1.000	USD	30,665,000	2,202,564	2,406,872	—	(34,072)	—	(238,380)
Citi	Markit CDX Emerging Markets Index, Series 25	06/20/2021	1.000	USD	21,430,000	1,539,245	1,640,616	—	(23,811)	—	(125,182)
Citi	McDonald’s Corp.	06/20/2021	1.000	USD	8,720,000	(259,338)	—	(283,507)	(9,689)	14,480	—
Citi	Morgan Stanley	06/20/2021	1.000	USD	7,595,000	(20,942)	—	(28,250)	(8,439)	—	(1,131)
Citi	Morgan Stanley	06/20/2021	1.000	USD	3,045,000	(8,397)	—	(7,067)	(3,383)	—	(4,713)
Citi	Nordstrom, Inc.	06/20/2021	1.000	USD	7,630,000	267,936	311,615	—	(8,478)	—	(52,157)
Citi	Nordstrom, Inc.	06/20/2021	1.000	USD	6,125,000	215,087	272,514	—	(6,806)	—	(64,233)
Citi	Viacom, Inc.	06/20/2021	1.000	USD	9,215,000	90,168	208,695	—	(10,239)	—	(128,766)
Credit Suisse	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	3,145,000	(17,877)	79,545	—	(3,494)	—	(100,916)
Credit Suisse	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	1,535,000	(4,008)	12,718	—	(1,706)	—	(18,432)
Goldman Sachs International	Bank of America Corp.	06/20/2021	1.000	USD	15,215,000	(136,813)	—	(106,408)	(16,906)	—	(47,311)
Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	USD	16,420,000	98,433	—	(289,503)	(18,244)	369,692	—
Goldman Sachs International	Citigroup, Inc.	06/20/2021	1.000	USD	12,275,000	(110,180)	22,639	—	(13,639)	—	(146,458)
Goldman Sachs International	Citigroup, Inc.	06/20/2021	1.000	USD	22,825,000	(204,875)	—	(180,977)	(25,361)	—	(49,259)
Goldman Sachs International	Citigroup, Inc.	06/20/2021	1.000	USD	15,215,000	(136,568)	—	(106,408)	(16,906)	—	(47,066)
Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	USD	8,205,000	(89,114)	—	(47,887)	(9,117)	—	(50,344)
Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	USD	3,280,000	(35,625)	—	(16,373)	(3,644)	—	(22,896)
Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	USD	6,555,000	(71,194)	—	(31,365)	(7,283)	—	(47,112)
Goldman Sachs International	HSBC Holdings PLC	12/20/2020	1.000	USD	6,250,000	148,322	406,071	—	(6,944)	—	(264,693)
Goldman Sachs International	JPMorgan	06/20/2021	1.000	USD	15,190,000	(287,221)	—	(286,190)	(16,878)	—	(17,909)
Goldman Sachs International	JPMorgan	06/20/2021	1.000	USD	7,685,000	(145,312)	—	(126,594)	—	—	(18,718)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Lloyds Bank	12/20/2020	1.000	USD	3,125,000	132,619	171,051	—	(3,472)	—	(41,904)
Goldman Sachs International	McDonald’s Corp.	06/20/2021	1.000	USD	10,710,000	(318,522)	—	(342,944)	(11,900)	12,522	—
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	USD	4,700,000	(25,886)	9,702	—	(5,222)	—	(40,810)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	USD	3,160,000	(17,404)	7,871	—	(3,511)	—	(28,786)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	USD	6,305,000	(34,725)	52,254	—	(7,006)	—	(93,985)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	USD	6,265,000	(34,505)	72,485	—	(6,961)	—	(113,951)
Goldman Sachs International	Morgan Stanley	06/20/2021	1.000	USD	15,335,000	(42,284)	134,063	—	(17,039)	—	(193,386)
Goldman Sachs International	Morgan Stanley	06/20/2021	1.000	USD	3,065,000	(8,451)	23,987	—	(3,406)	—	(35,844)
Goldman Sachs International	Morgan Stanley	06/20/2021	1.000	USD	15,325,000	(42,257)	176,023	—	(17,028)	—	(235,308)
Goldman Sachs International	Textron, Inc.	06/20/2021	1.000	USD	6,175,000	(22,154)	—	—	(6,861)	—	(29,015)
Goldman Sachs International	Textron, Inc.	06/20/2021	1.000	USD	7,715,000	(27,680)	—	—	(8,572)	—	(36,252)
Goldman Sachs International	Walt Disney Co. (The)	06/20/2021	1.000	USD	7,655,000	(301,129)	—	(287,064)	(8,506)	—	(22,571)
JPMorgan	American International Group, Inc.	06/20/2021	1.000	USD	6,085,000	(43,949)	—	(51,106)	(6,761)	396	—
JPMorgan	Bank of America Corp.	06/20/2021	1.000	USD	10,630,000	(95,586)	—	(94,324)	(11,811)	—	(13,073)
JPMorgan	Barclays Bank PLC	06/20/2021	1.000	USD	3,080,000	196,648	251,232	—	(3,422)	—	(58,006)
JPMorgan	Campbell Soup Co.	06/20/2021	1.000	USD	7,655,000	(226,082)	—	(204,234)	(8,506)	—	(30,354)
JPMorgan	Citigroup, Inc.	12/20/2020	1.000	USD	8,190,000	(89,509)	13,544	—	(9,100)	—	(112,153)
JPMorgan	Citigroup, Inc.	06/20/2021	1.000	USD	10,655,000	(95,638)	—	(74,483)	(11,839)	—	(32,994)
JPMorgan	D.R. Horton, Inc.	12/20/2020	1.000	USD	16,835,000	(80,187)	354,264	—	(18,706)	—	(453,157)
JPMorgan	Energy Transfer Partners, LP	06/20/2021	1.000	USD	1,555,000	120,983	231,758	—	(1,728)	—	(112,503)
JPMorgan	General Mills, Inc.	06/20/2021	1.000	USD	3,060,000	(94,863)	—	(91,783)	(3,400)	—	(6,480)
JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	17,490,000	(99,417)	—	(7,256)	(19,433)	—	(111,594)
JPMorgan	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	12,505,000	(32,654)	80,173	—	(13,894)	—	(126,721)
JPMorgan	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	7,670,000	(20,028)	70,553	—	(8,522)	—	(99,103)
JPMorgan	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	7,660,000	(20,002)	91,465	—	(8,511)	—	(119,978)
JPMorgan	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	30,745,000	(80,281)	71,190	—	—	—	(151,471)
JPMorgan	International Business Machines Corp.	06/20/2021	1.000	USD	6,085,000	(106,161)	—	(111,677)	(6,761)	—	(1,245)
JPMorgan	Lloyds Bank	06/20/2021	1.000	USD	1,540,000	79,534	84,509	—	(1,711)	—	(6,686)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Markit CDX Emerging Markets Index, Series 25	06/20/2021	1.000	USD	9,200,000	660,805	708,476	—	(10,222)	—	(57,893)
JPMorgan	McDonald’s Corp.	06/20/2021	1.000	USD	9,175,000	(272,871)	—	(293,447)	(10,194)	10,382	—
JPMorgan	Royal Bank of Scotland PLC (The)	06/20/2021	1.000	USD	1,540,000	126,595	128,170	—	(1,711)	—	(3,286)
JPMorgan	Royal Bank of Scotland PLC (The)	06/20/2021	1.000	USD	3,125,000	256,890	265,100	—	(3,472)	—	(11,682)
JPMorgan	Toll Brothers, Inc.	06/20/2021	1.000	USD	17,760,000	525,713	694,264	—	(19,733)	—	(188,284)
Morgan Stanley	American International Group, Inc.	06/20/2021	1.000	USD	3,040,000	(21,956)	—	(31,272)	(3,378)	5,938	—
Morgan Stanley	Citigroup, Inc.	12/20/2020	1.000	USD	3,160,000	(34,535)	9,179	—	(3,511)	—	(47,225)
Morgan Stanley	Eaton Corp. PLC	06/20/2021	1.000	USD	3,060,000	(65,141)	—	(66,048)	(3,400)	—	(2,493)
Morgan Stanley	Electricite de France SA	12/20/2020	1.000	USD	6,555,000	(71,194)	—	(35,362)	(7,283)	—	(43,115)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	USD	3,935,000	(22,367)	17,854	—	(4,372)	—	(44,593)
Morgan Stanley	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	4,595,000	(11,998)	54,867	—	(5,106)	—	(71,971)
Morgan Stanley	International Business Machines Corp.	06/20/2021	1.000	USD	6,080,000	(106,074)	—	(117,517)	(6,756)	4,687	—
Morgan Stanley	Kinder Morgan, Inc.	06/20/2021	1.000	USD	3,115,000	220,595	316,689	—	(3,461)	—	(99,555)
Morgan Stanley	Nucor Corp.	06/20/2021	1.000	USD	8,560,000	78,891	97,706	—	(9,511)	—	(28,326)
Morgan Stanley	Valero Energy Corp.	06/20/2021	1.000	USD	3,040,000	124,270	117,160	—	(3,378)	3,732	—
Total							10,402,908	(4,954,533)		437,933	(5,120,228)

Cleared Credit Default Swap Contracts Outstanding at July 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	USD	110,610,000	—	(2,657,187)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	286,685,000	—	(1,763,474)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	EUR	61,200,000	—	(2,641,577)
Total						—	(7,062,238)

Credit Default Swap Contracts Outstanding at July 31, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Anadarko Petroleum Corp.	12/20/2020	1.000	2.840	USD	(6,235,000)	(465,683)	—	(546,856)	6,928	88,101	—
Barclays	Anadarko Petroleum Corp.	06/20/2021	1.000	3.010	USD	(3,080,000)	(274,664)	—	(332,228)	3,422	60,986	—

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Bank of America Corp.	06/20/2018	1.000	0.450	USD	(15,565,000)	162,925	178,738	—	17,294	1,481	—
Barclays	Canadian Natural Resources Ltd.	12/20/2020	1.000	2.460	USD	(3,120,000)	(187,868)	—	(337,220)	3,467	152,819	—
Barclays	Citigroup, Inc.	06/20/2018	1.000	0.450	USD	(15,340,000)	159,885	147,224	—	17,044	29,705	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.170	USD	(7,500,000)	(529,688)	—	(585,222)	3,125	58,659	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.170	USD	(7,500,000)	(529,687)	—	(659,222)	3,125	132,660	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	2.840	USD	(3,120,000)	(233,029)	—	(300,965)	3,467	71,403	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	2.840	USD	(3,120,000)	(233,028)	—	(300,502)	3,467	70,941	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	2.840	USD	(7,790,000)	(581,823)	—	(642,246)	8,656	69,079	—
Goldman Sachs International	Citigroup, Inc.	06/20/2018	1.000	0.450	USD	(7,800,000)	81,297	67,386	—	8,667	22,578	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	3.920	USD	(6,400,000)	(309,000)	—	(531,302)	2,667	224,969	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	3.920	USD	(3,100,000)	(149,672)	—	(273,639)	1,292	125,259	—
Goldman Sachs International	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.170	USD	(3,200,000)	(225,999)	—	(397,418)	1,333	172,752	—
Goldman Sachs International	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.170	USD	(3,200,000)	(226,000)	—	(401,044)	1,333	176,377	—
JPMorgan	Anadarko Petroleum Corp.	06/20/2021	1.000	3.010	USD	(3,050,000)	(271,989)	—	(259,879)	3,389	—	(8,721)
JPMorgan	Bank of America Corp.	06/20/2018	1.000	0.450	USD	(23,480,000)	245,775	234,022	—	26,089	37,842	—
JPMorgan	Bank of America Corp.	06/20/2021	1.000	0.810	USD	(15,280,000)	137,398	95,849	—	16,978	58,527	—
JPMorgan	Berkshire Hathaway, Inc.	06/20/2021	1.000	0.830	USD	(9,200,000)	73,442	25,775	—	10,222	57,889	—
JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.450	USD	(7,825,000)	81,558	80,963	—	8,694	9,289	—
JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.450	USD	(23,350,000)	243,371	277,028	—	25,944	—	(7,713)
JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.450	USD	(15,280,000)	159,259	166,841	—	16,978	9,396	—
JPMorgan	FedEx Corp.	06/20/2021	1.000	0.530	USD	(3,040,000)	68,326	76,328	—	3,378	—	(4,624)
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.170	USD	(3,000,000)	(211,875)	—	(269,362)	1,250	58,737	—

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Plains All American Pipeline LP	06/20/2021	1.000	3.190	USD	(1,565,000)	(151,591)	—	(202,473)	1,739	52,621	—
JPMorgan	Plains All American Pipeline LP	06/20/2021	1.000	3.190	USD	(1,555,000)	(150,622)	—	(173,090)	1,728	24,196	—
JPMorgan	Plains All American Pipeline, LP	06/20/2021	1.000	3.190	USD	(1,560,000)	(151,107)	—	(298,870)	1,733	149,496	—
JPMorgan	Plains All American Pipeline, LP	06/20/2021	1.000	3.190	USD	(1,555,000)	(150,623)	—	(247,015)	1,728	98,120	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	2.840	USD	(6,445,000)	(481,367)	—	(512,157)	7,161	37,951	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	2.840	USD	(6,435,000)	(480,620)	—	(612,311)	7,150	138,841	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	2.840	USD	(4,740,000)	(354,024)	—	(675,215)	5,267	326,458	—
Morgan Stanley	Bank of America Corp.	06/20/2018	1.000	0.450	USD	(7,800,000)	81,646	65,909	—	8,667	24,404	—
Morgan Stanley	Bank of America Corp.	06/20/2018	1.000	0.450	USD	(7,875,000)	82,431	72,518	—	8,750	18,663	—
Morgan Stanley	Canadian Natural Resources Ltd.	06/20/2021	1.000	2.650	USD	(1,560,000)	(116,358)	—	(114,083)	1,733	—	(542)
Morgan Stanley	Enterprise Products Partners LP	06/20/2021	1.000	1.760	USD	(9,370,000)	(329,051)	—	(470,647)	10,411	152,007	—
Morgan Stanley	Enterprise Products Partners, LP	06/20/2021	1.000	1.760	USD	(9,335,000)	(327,822)	—	(741,759)	10,372	424,309	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	3.920	USD	(2,300,000)	(111,047)	—	(178,626)	958	68,537	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	3.920	USD	(6,000,000)	(289,687)	—	(496,859)	2,500	209,672	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.170	USD	(4,100,000)	(289,562)	—	(478,426)	1,708	190,572	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.170	USD	(2,000,000)	(141,250)	—	(238,618)	833	98,201	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.170	USD	(8,500,000)	(600,313)	—	(1,024,687)	3,542	427,916	—
Morgan Stanley	Mondelez International, Inc.	06/20/2021	1.000	0.410	USD	(3,060,000)	87,332	69,748	—	3,400	20,984	—
Morgan Stanley	Noble Energy, Inc.	06/20/2021	1.000	2.400	USD	(7,680,000)	(491,725)	—	(525,913)	8,533	42,721	—
Morgan Stanley	Noble Energy, Inc.	12/20/2021	1.000	2.490	USD	(7,625,000)	(564,012)	—	(673,063)	8,472	117,523	—

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Plains All American Pipeline LP	06/20/2021	1.000	3.190	USD	(4,620,000)	(447,508)	—	(661,116)	5,133	218,741	—
Morgan Stanley	Plains All American Pipeline, LP	06/20/2021	1.000	3.190	USD	(3,115,000)	(301,730)	—	(529,674)	3,461	231,405	—
Morgan Stanley	Plains All American Pipeline, LP	06/20/2021	1.000	3.190	USD	(3,125,000)	(302,698)	—	(455,744)	3,472	156,518	—
Morgan Stanley	Plains All American Pipeline, LP	06/21/2021	1.000	3.190	USD	(1,560,000)	(151,106)	—	(287,255)	1,733	137,882	—
Total								1,558,329	(15,434,706)		5,057,187	(21,600)

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At July 31, 2016, the value of these securities amounted to $978,469,888 or 30.77% of net assets.

(b)	Variable rate security.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2016, the value of these securities amounted to $8,598,862, which represents 0.27% of net assets.

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2016, the value of these securities amounted to $277,639, which represents 0.01% of net assets.

(f)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Zero coupon bond.
(j)	Principal and interest may not be guaranteed by the government.
(k)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2016, the value of these securities amounted to $5,801,874 or 0.18% of net assets.

(l)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(m)	Non-income producing investment.
(n)	Negligible market value.
(o)	Purchased swaption contracts outstanding at July 31, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.150%	2.150	09/13/2021	16,500,000	235,125	3
Put — OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/14/2021	20,000,000	271,500	4,782
Put — OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	07/18/2023	175,000,000	1,767,500	1,527,418
Total							2,274,125	1,532,203

(p)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(q)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,335,392	148,165,115	(148,946,986)	3,553,521	7,532	3,553,521

(r)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $3,520,681,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$136,404,000
Unrealized Depreciation	(47,858,000)
Net Unrealized Appreciation	$88,546,000

(s)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

EUR	Euro
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,601,705,532	41,069	1,601,746,601
Residential Mortgage-Backed Securities - Agency	—	756,489,134	1,585,937	758,075,071
Residential Mortgage-Backed Securities - Non-Agency	—	124,850,015	12,239,685	137,089,700
Commercial Mortgage-Backed Securities - Non-Agency	—	150,934,904	—	150,934,904
Asset-Backed Securities - Agency	—	39,831,206	—	39,831,206
Asset-Backed Securities - Non-Agency	—	449,500,148	9,804,591	459,304,739
U.S. Treasury Obligations	268,652,684	37,840,314	—	306,492,998
U.S. Government & Agency Obligations	—	22,760,782	—	22,760,782
Foreign Government Obligations	—	37,202,566	—	37,202,566
Municipal Bonds	—	46,818,808	—	46,818,808
Preferred Debt	41,286,258	—	—	41,286,258
Senior Loans	—	2,396,002	—	2,396,002
Common Stocks
Financials	131,205	—	—	131,205
Industrials	70,007	—	—	70,007
Total Common Stocks	201,212	—	—	201,212
Options Purchased Puts	—	1,532,203	—	1,532,203
Investments measured at net asset value
Money Market Funds	—	—	—	3,553,521
Total Investments	310,140,154	3,271,861,614	23,671,282	3,609,226,571
Derivatives
Assets
Futures Contracts	7,488,771	—	—	7,488,771
Swap Contracts	—	5,495,120	—	5,495,120
Liabilities
Forward Foreign Currency Exchange Contracts	—	(22,532)	—	(22,532)
Futures Contracts	(2,240,114)	—	—	(2,240,114)
Swap Contracts	—	(12,204,066)	—	(12,204,066)
Total	315,388,811	3,265,130,136	23,671,282	3,607,743,750

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities - Agency ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non-Agency ($)	Total ($)
Balance as of April 30, 2016	41,069	15,149,681	12,863,385	2,932,244	20,522,746	51,509,125
Increase (decrease) in accrued discounts/premiums	—	—	30,700	(248)	934	31,386
Realized gain (loss)	—	—	23,837	60,792	97,421	182,050
Change in unrealized appreciation (depreciation)(a)	—	(35,283)	125,828	(32,920)	145,295	202,920
Sales	—	(15,114,398)	(5,765,748)	(2,959,868)	(1,463,400)	(25,303,414)
Purchases	—	1,585,937	5,676,232	—	3,579,597	10,841,766
Transfers into Level 3	—	—	1,000,000	—	—	1,000,000
Transfers out of Level 3	—	—	(1,714,549)	—	(13,078,002)	(14,792,551)
Balance as of July 31, 2016	41,069	1,585,937	12,239,685	—	9,804,591	23,671,282

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2016 was $328,993, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $95,693 and Asset-Backed Securities — Non-Agency of $233,300.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company might result in change to the comparable companies and market multiples.

Certain residential, commercial, and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia U.S. Treasury Index Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 99.3%

U.S. Treasury
07/15/17	0.875%	$12,175,000	$12,206,387
07/31/17	0.625%	16,500,000	16,505,156
07/31/17	2.375%	12,800,000	13,025,050
08/15/17	0.875%	2,145,000	2,151,033
11/30/17	0.875%	5,020,000	5,035,883
12/31/17	0.750%	15,000,000	15,021,675
01/31/18	0.750%	8,405,000	8,416,817
01/31/18	2.625%	8,905,000	9,166,932
02/15/18	1.000%	6,055,000	6,087,167
02/15/18	3.500%	10,250,000	10,695,240
02/28/18	2.750%	1,000,000	1,032,969
03/31/18	0.875%	10,500,000	10,536,099
04/15/18	0.750%	18,000,000	18,025,312
05/15/18	1.000%	11,460,000	11,527,144
05/15/18	3.875%	3,330,000	3,523,426
06/30/18	2.375%	3,250,000	3,355,752
07/15/18	0.875%	19,520,000	19,596,250
08/15/18	1.000%	5,820,000	5,858,194
08/31/18	1.500%	13,065,000	13,285,981
09/15/18	1.000%	5,550,000	5,586,858
11/15/18	1.250%	5,435,000	5,502,088
11/30/18	1.250%	1,430,000	1,448,042
12/15/18	1.250%	5,010,000	5,074,191
12/31/18	1.500%	860,000	876,326
01/15/19	1.125%	1,925,000	1,944,250
02/15/19	0.750%	10,715,000	10,721,697
04/15/19	0.875%	2,740,000	2,749,741
04/30/19	1.625%	9,730,000	9,963,364
07/31/19	0.875%	15,305,000	15,356,410
07/31/19	1.625%	15,000,000	15,375,000
09/30/19	1.750%	9,700,000	9,984,559
10/31/19	1.500%	11,200,000	11,441,942
11/15/19	3.375%	6,475,000	7,012,477
12/31/19	1.625%	2,180,000	2,236,970
01/31/20	1.250%	13,650,000	13,832,350
02/29/20	1.250%	9,015,000	9,136,495
02/29/20	1.375%	8,450,000	8,599,195
03/31/20	1.125%	20,665,000	20,853,093
03/31/20	1.375%	15,000,000	15,264,844
04/30/20	1.375%	12,675,000	12,896,813
05/31/20	1.500%	2,255,000	2,305,033
07/31/20	1.625%	4,895,000	5,027,318
08/15/20	2.625%	5,550,000	5,920,723
08/15/20	8.750%	12,250,000	16,054,678
08/31/20	1.375%	2,655,000	2,700,218
08/31/20	2.125%	1,000,000	1,046,914
09/30/20	1.375%	19,200,000	19,527,000
09/30/20	2.000%	2,400,000	2,502,000
10/31/20	1.375%	7,695,000	7,824,853
10/31/20	1.750%	2,285,000	2,358,458
11/30/20	1.625%	7,170,000	7,368,295
11/30/20	2.000%	5,545,000	5,782,614
12/31/20	1.750%	3,775,000	3,898,867
01/31/21	1.375%	4,395,000	4,466,419
02/28/21	1.125%	20,530,000	20,647,883
03/31/21	1.250%	10,170,000	10,279,645
03/31/21	2.250%	4,450,000	4,699,445
05/15/21	3.125%	2,880,000	3,161,249

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)

07/31/21	2.250%	$2,300,000	$2,433,867
08/31/21	2.000%	3,400,000	3,556,454
09/30/21	2.125%	3,025,000	3,183,930
11/30/21	1.875%	12,105,000	12,594,877
12/31/21	2.125%	4,500,000	4,740,291
01/31/22	1.500%	14,550,000	14,841,000
02/15/22	2.000%	3,000,000	3,141,915
02/28/22	1.750%	11,550,000	11,937,110
03/31/22	1.750%	2,705,000	2,794,603
04/30/22	1.750%	1,960,000	2,024,925
05/31/22	1.875%	1,780,000	1,851,617
06/30/22	2.125%	900,000	948,973
07/31/22	2.000%	2,630,000	2,754,412
08/15/22	1.625%	3,975,000	4,076,859
08/31/22	1.875%	2,070,000	2,152,639
09/30/22	1.750%	10,360,000	10,691,841
10/31/22	1.875%	2,925,000	3,039,602
11/30/22	2.000%	2,000,000	2,093,204
12/31/22	2.125%	2,500,000	2,635,353
01/31/23	1.750%	3,340,000	3,443,069
02/28/23	1.500%	14,250,000	14,467,640
03/31/23	1.500%	7,475,000	7,584,494
05/15/23	1.750%	15,000,000	15,469,920
08/15/23	2.500%	9,500,000	10,287,465
11/15/23	2.750%	3,300,000	3,636,188
02/15/24	2.750%	3,830,000	4,225,417
05/15/24	2.500%	3,350,000	3,637,497
08/15/24	2.375%	11,285,000	12,153,415
11/15/24	2.250%	9,200,000	9,823,512
02/15/25	2.000%	5,515,000	5,777,393
05/15/25	2.125%	6,220,000	6,579,591
08/15/25	2.000%	12,965,000	13,580,838
11/15/25	2.250%	5,550,000	5,934,815
02/15/26	1.625%	13,860,000	14,065,734
02/15/26	6.000%	4,780,000	6,736,999
11/15/28	5.250%	1,550,000	2,187,014
02/15/29	5.250%	1,930,000	2,735,474
05/15/30	6.250%	570,000	899,175
02/15/31	5.375%	1,785,000	2,661,672
02/15/36	4.500%	1,780,000	2,588,302
02/15/39	3.500%	10,930,000	14,000,215
11/15/39	4.375%	2,400,000	3,460,594
05/15/40	4.375%	1,080,000	1,559,376
11/15/40	4.250%	9,000,000	12,802,851
02/15/41	4.750%	1,710,000	2,605,879
05/15/41	4.375%	1,900,000	2,756,856
08/15/41	3.750%	1,900,000	2,522,250
02/15/43	3.125%	14,700,000	17,693,978
05/15/43	2.875%	2,250,000	2,585,742
08/15/43	3.625%	3,170,000	4,170,037
11/15/43	3.750%	3,000,000	4,035,351
02/15/44	3.625%	3,000,000	3,944,415
05/15/44	3.375%	3,450,000	4,341,611
08/15/44	3.125%	3,290,000	3,956,353
11/15/44	3.000%	13,980,000	16,425,410
02/15/45	2.500%	14,250,000	15,182,933
05/15/45	3.000%	3,400,000	3,995,000
08/15/45	2.875%	5,095,000	5,852,683
11/15/45	3.000%	3,300,000	3,884,331

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)

02/15/46	2.500%	$4,750,000	$5,065,984

Total U.S. Treasury Obligations (Cost: $831,897,751)			$867,291,729

	Shares	Value

Money Market Funds 0.1%

Columbia Short-Term Cash Fund, 0.439% (a)(b)	901,570	$901,570
Total Money Market Funds (Cost: $901,570)		$901,570
Total Investments
(Cost: $832,799,321) (c)		$868,193,299(d)
Other Assets & Liabilities, Net		5,216,834
Net Assets		$873,410,133

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,441,192	17,653,939	(18,193,561)	901,570	2,312	901,570

(c)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $832,799,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$35,394,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$35,394,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
U.S. Treasury Obligations	867,291,729	—	—	867,291,729
Investments measured at net asset value
Money Market Funds	—	—	—	901,570
Total	867,291,729	—	—	868,193,299

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2016